UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                    Date of fiscal year end: October 31, 2009

                   Date of reporting period: January 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS


                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

  SHARES    SECURITY NAME                                                                                               VALUE
----------  -------------------------------------------------------------------------                                -----------
COMMON STOCKS: 99.56%
DEPOSITORY INSTITUTIONS: 43.61%
  412,035   BANK OF AMERICA CORPORATION                                                                              $ 2,711,190
  130,778   BANK OF NEW YORK MELLON CORPORATION                                                                        3,366,226
  345,000   CITIGROUP INCORPORATED                                                                                     1,224,750
   45,800   CITY NATIONAL CORPORATION                                                                                  1,585,138
   28,242   CULLEN FROST BANKERS INCORPORATED                                                                          1,236,152
   15,000   INDEPENDENT BANK CORPORATION<<                                                                               278,100
  282,962   JPMORGAN CHASE & COMPANY                                                                                   7,218,361
   47,400   NORTHERN TRUST CORPORATION                                                                                 2,726,448
   73,800   PNC FINANCIAL SERVICES GROUP                                                                               2,399,976
   50,500   STATE STREET CORPORATION<<                                                                                 1,175,135
   37,700   SUNTRUST BANKS INCORPORATED                                                                                  462,202
  206,800   US BANCORP<<                                                                                               3,068,912
   26,500   ZIONS BANCORPORATION<<                                                                                       395,380
                                                                                                                      27,847,970
                                                                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.14%
   60,000   GENERAL ELECTRIC COMPANY                                                                                     727,800
                                                                                                                     -----------
HOLDING & OTHER INVESTMENT OFFICES: 3.26%
   51,000   PROLOGIS                                                                                                     510,510
   25,400   PUBLIC STORAGE INCORPORATED                                                                                1,571,498
                                                                                                                       2,082,008
                                                                                                                     -----------
INSURANCE CARRIERS: 26.49%
   41,200   ACE LIMITED                                                                                                1,798,792
  140,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                 2,046,800
   47,500   GENWORTH FINANCIAL INCORPORATED                                                                              110,200
   94,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                           1,237,040
   76,000   ING GROUP NV ADR<<                                                                                           633,080
   49,000   MANULIFE FINANCIAL CORPORATION<<                                                                             810,950
   58,500   MAX CAPITAL GROUP LIMITED                                                                                    995,085
   35,582   METLIFE INCORPORATED                                                                                       1,022,262
   89,000   PRUDENTIAL FINANCIAL INCORPORATED                                                                          2,291,765
   29,500   RENAISSANCERE HOLDINGS LIMITED                                                                             1,318,355
  120,500   THE TRAVELERS COMPANIES INCORPORATED                                                                       4,656,120
                                                                                                                      16,920,449
                                                                                                                     -----------
NON-DEPOSITORY CREDIT INSTITUTIONS: 8.66%
   45,000   AMERICAN CAPITAL LIMITED<<                                                                                   128,700
  125,500   AMERICAN EXPRESS COMPANY                                                                                   2,099,615
   79,000   CAPITAL ONE FINANCIAL CORPORATION<<                                                                        1,251,360
   90,000   CIT GROUP INCORPORATED<<                                                                                     251,100
  110,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                     1,799,600
                                                                                                                       5,530,375
                                                                                                                     -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 16.40%
   38,500   ALLIANCE BERNSTEIN HOLDING LP                                                                                657,580
  132,741   CHARLES SCHWAB CORPORATION                                                                                 1,803,950
  112,000   FEDERATED INVESTORS INCORPORATED CLASS B                                                                   2,186,240
   39,400   GOLDMAN SACHS GROUP INCORPORATED                                                                           3,180,762
   87,200   INVESCO LIMITED                                                                                            1,028,088

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

  SHARES    SECURITY NAME                                                                                               VALUE
----------  -------------------------------------------------------------------------                                -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
   80,000   MORGAN STANLEY                                                                                           $ 1,618,400
                                                                                                                      10,475,020
                                                                                                                     -----------
TOTAL COMMON STOCKS (COST $122,717,219)                                                                               63,583,622
                                                                                                                     -----------
COLLATERAL FOR SECURITIES LENDING: 12.57%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.50%
  398,798   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                             398,798
  398,798   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                 398,798
  398,798   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                   398,798
  398,798   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                        398,798
                                                                                                                       1,595,192
                                                                                                                     -----------


 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
----------                                                                             -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.07%
 $125,708   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                    0.39%        02/05/2009       125,701
  130,043   AEGON N.V.                                                                     0.55         02/13/2009       130,017
   21,674   AEGON N.V.                                                                     0.60         02/13/2009        21,669
  138,712   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                  0.39         02/09/2009       138,701
  134,378   AMERICAN HONDA FINANCE CORPORATION                                             0.35         02/06/2009       134,370
  132,644   AMSTEL FUNDING CORPORATION++                                                   1.20         02/13/2009       132,586
  143,047   AMSTERDAM FUNDING CORPORATION++                                                0.50         02/23/2009       143,002
  108,369   ANTALIS US FUNDING CORPORATION++                                               0.70         02/19/2009       108,329
  117,039   ANZ DELAWARE INCORPORATED                                                      0.25         02/18/2009       117,027
  130,043   ATLANTIC ASSET SECURITIZATION CORPORATION++                                    0.30         02/12/2009       130,030
  138,712   BANK OF IRELAND++                                                              0.60         02/03/2009       138,706
  151,717   BARCLAYS BANK (NEW YORK) PLC+/-                                                0.69         02/11/2009       151,723
  134,330   BRYANT BANK FUNDING LLC++                                                      0.45         02/17/2009       134,301
  130,043   CALYON NY                                                                      3.12         02/09/2009       130,126
  151,717   CANCARA ASSET SECURITIZATION LIMITED++                                         0.40         02/09/2009       151,702
   95,365   CHARIOT FUNDING LLC++                                                          0.45         02/25/2009        95,335
  110,670   CHEYNE FINANCE LLC+++/-####(a)(i)                                              0.00         02/25/2008         1,826
   85,204   CHEYNE FINANCE LLC+++/-####(a)(i)                                              0.00         05/19/2008         1,406
   60,687   CLIPPER RECEIVABLES CORPORATION++                                              0.75         02/03/2009        60,683
   52,017   CLIPPER RECEIVABLES CORPORATION++                                              0.80         02/06/2009        52,010
  138,712   CME GROUP INCORPORATED++                                                       0.45         02/06/2009       138,702
   11,704   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                      3.90         10/01/2038        11,704
   65,021   CONOCOPHILLIPS                                                                 0.45         02/09/2009        65,014
  117,039   DANSKE BANK A/S COPENHAGEN                                                     0.38         02/02/2009       117,039
   78,026   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                             5.75         12/15/2037        78,026
  130,043   E.ON AG++                                                                      0.50         02/20/2009       130,007
  147,382   ENTERPRISE FUNDING LLC++                                                       0.45         02/18/2009       147,349
  138,712   ERASMUS CAPITAL CORPORATION++                                                  0.60         02/02/2009       138,708
   13,004   ERASMUS CAPITAL CORPORATION++                                                  0.50         02/03/2009        13,004
   69,356   FAIRWAY FINANCE CORPORATION++                                                  0.36         02/02/2009        69,355
  138,712   GEMINI SECURITIZATION INCORPORATED++                                           0.33         02/10/2009       138,700
    8,232   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $8,232)                                   0.29         02/02/2009         8,232
  117,039   GREENWICH CAPITAL HOLDINGS INCORPORATED                                        0.37         02/02/2009       117,036
  408,263   GRYPHON FUNDING LIMITED(a)(i)                                                  0.00         08/23/2009       169,919
    7,152   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                          1.25         11/01/2042         7,152
    8,670   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                             1.00         01/01/2018         8,670
   13,004   IRISH LIFE & PERMANENT PLC                                                     0.90         02/02/2009        13,004
  125,708   IRISH LIFE & PERMANENT PLC                                                     1.05         02/02/2009       125,701
   13,004   IRISH LIFE & PERMANENT PLC++                                                   1.30         02/24/2009        12,993
   13,004   KANSAS CITY MO SPL GO+/-ss                                                     1.00         04/15/2025        13,004
  138,712   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                 0.72         02/26/2009       138,640
   22,159   KITTY HAWK FUNDING CORPORATION++                                               0.25         02/02/2009        22,159
  138,712   LIBERTY STREET FUNDING CORPORATION++                                           0.48         02/25/2009       138,666

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

 PRINCIPAL  SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------  -------------------------------------------------------------------------  -------------  -------------  -----------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $ 58,519   LMA AMERICAS LLC++                                                             0.55%        02/26/2009   $    58,496
  130,043   MATCHPOINT MASTER TRUST++                                                      0.45         02/18/2009       130,014
  138,712   METLIFE SHORT TERM FUNDING LLC++                                               0.50         02/12/2009       138,689
   18,639   MISSISSIPPI STATE GO+/-ss                                                      5.00         11/01/2028        18,639
  130,043   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $130,046)                                 0.27         02/02/2009       130,043
    8,670   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                       3.75         01/01/2018         8,670
  138,712   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      0.40         02/02/2009       138,709
  147,382   PARK AVENUE RECEIVABLES CORPORATION++                                          0.35         02/02/2009       147,379
   34,678   RANGER FUNDING CORPORATION++                                                   0.35         02/02/2009        34,677
   86,695   RBS CITIZENS (GRAND CAYMAN)                                                    0.31         02/05/2009        86,695
  139,345   REGENCY MARKETS #1 LLC++                                                       0.35         02/09/2009       139,333
   43,348   ROMULUS FUNDING CORPORATION++                                                  0.85         02/25/2009        43,322
   86,695   ROMULUS FUNDING CORPORATION++                                                  0.80         02/26/2009        86,645
  133,845   SALISBURY RECEIVABLES COMPANY++                                                0.30         02/03/2009       133,841
   86,695   SOCIETE GENERALE NORTH AMERICA INCORPORATED                                    0.35         02/10/2009        86,687
   34,678   STARBIRD FUNDING CORPORATION++                                                 0.40         02/02/2009        34,677
   43,348   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                           0.37         02/12/2009        43,342
  134,378   THUNDER BAY FUNDING INCORPORATED++                                             0.40         02/09/2009       134,364
  137,629   TICONDEROGA MASTER FUNDING LIMITED++                                           0.30         02/06/2009       137,622
   95,365   TULIP FUNDING CORPORATION++                                                    0.40         02/05/2009        95,360
   22,567   TULIP FUNDING CORPORATION++                                                    0.60         02/09/2009        22,563
   21,674   TULIP FUNDING CORPORATION++                                                    0.42         02/10/2009        21,675
  151,717   UNICREDITO ITALIANO NY                                                         0.57         03/03/2009       151,718
  182,212   VICTORIA FINANCE  LLC+++/-####(a)(i)                                           1.19         02/15/2008        92,928
  112,252   VICTORIA FINANCE LLC+++/-####(a)(i)                                            1.18         04/03/2008        57,248
  157,654   VICTORIA FINANCE LLC+++/-####(a)(i)                                            0.38         07/28/2008        80,404
   91,552   VICTORIA FINANCE LLC+++/-####(a)(i)                                            0.41         08/07/2008        46,692
  170,921   WHITE PINE FINANCE LLC+++/-####(a)(i)                                          1.14         02/22/2008       151,248
   60,687   YORKTOWN CAPITAL LLC++                                                         0.35         02/03/2009        60,685
                                                                                                                       6,434,399
                                                                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,279,390)                                                              8,029,591
                                                                                                                     -----------

  SHARES
----------
SHORT-TERM INVESTMENTS: 0.74%
  468,605   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 468,605
                                                                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $468,605)                                                                             468,605
                                                                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $131,465,214)*                                                           112.87%                               $72,081,818
OTHER ASSETS AND LIABILITIES, NET                                              (12.87)                                (8,218,161)
                                                                               ------                                -----------
TOTAL NET ASSETS                                                               100.00%                               $63,863,657
                                                                               ------                                -----------

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-     VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $468,605.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

   SHARES     SECURITY NAME                                                                                              VALUE
-----------   -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 94.99%
BUSINESS SERVICES: 32.50%
    136,335   ACTIVISION BLIZZARD INCORPORATED+                                                                      $    1,194,295
     17,625   AUTOMATIC DATA PROCESSING INCORPORATED                                                                        640,316
     65,990   BMC SOFTWARE INCORPORATED+                                                                                  1,671,527
    119,975   CA INCORPORATED                                                                                             2,158,350
    179,905   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         3,369,621
     23,160   GOOGLE INCORPORATED CLASS A+                                                                                7,840,355
    102,275   JUNIPER NETWORKS INCORPORATED+<<                                                                            1,448,214
      9,343   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+<<                                                                 131,363
    114,415   MCAFEE INCORPORATED+                                                                                        3,488,513
    541,350   MICROSOFT CORPORATION                                                                                       9,257,085
     89,955   NETEASE.COM INCORPORATED ADR+<<                                                                             1,710,045
    438,155   ORACLE CORPORATION+                                                                                         7,374,149
     43,340   SALESFORCE.COM INCORPORATED+                                                                                1,153,277
     60,290   YAHOO! INCORPORATED+                                                                                          707,202
                                                                                                                         42,144,312
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 1.31%
     22,395   MONSANTO COMPANY                                                                                            1,703,364
                                                                                                                     --------------
COMMUNICATIONS: 7.63%
     92,285   AMERICAN TOWER CORPORATION CLASS A+                                                                         2,799,927
     48,200   BHARTI AIRTEL LIMITED+                                                                                        618,618
    205,805   COMCAST CORPORATION CLASS A<<                                                                               3,015,043
    102,814   DIRECTV GROUP INCORPORATED+<<                                                                               2,251,627
     12,725   EQUINIX INCORPORATED+<<                                                                                       678,879
     86,800   TENCENT HOLDINGS LIMITED                                                                                      530,369
                                                                                                                          9,894,463
                                                                                                                     --------------
E-COMMERCE/SERVICES: 0.67%
     14,875   AMAZON.COM INCORPORATED+<<                                                                                    874,948
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.19%
     10,760   FIRST SOLAR INCORPORATED+<<                                                                                 1,536,528
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 22.57%
    164,095   ABB LIMITED                                                                                                 2,130,879
     90,035   ANALOG DEVICES INCORPORATED<<                                                                               1,798,899
     66,570   ASML HOLDING NV<<                                                                                           1,101,068
    322,845   CISCO SYSTEMS INCORPORATED+                                                                                 4,832,990
    282,945   INTEL CORPORATION                                                                                           3,649,991
     28,375   LINEAR TECHNOLOGY CORPORATION<<                                                                               664,543
     54,865   NETAPP INCORPORATED+                                                                                          813,648
      8,800   NINTENDO COMPANY LIMITED                                                                                    2,728,131
    426,163   ON SEMICONDUCTOR CORPORATION+                                                                               1,777,100
    169,190   QUALCOMM INCORPORATED                                                                                       5,845,515
     37,075   SEMICONDUCTOR HOLDERS TRUST                                                                                   627,309
     14,555   SUNPOWER CORPORATION+<<                                                                                       384,543
    300,385   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                      2,264,903
     43,640   TEXAS INSTRUMENTS INCORPORATED                                                                                652,418
                                                                                                                         29,271,937
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 28.40%
     93,520   APPLE INCORPORATED+                                                                                         8,428,958
     74,920   DATA DOMAIN INCORPORATED+<<                                                                                   975,458
     41,965   DELL INCORPORATED+                                                                                            398,668
    224,000   EMC CORPORATION+                                                                                            2,472,960
      7,645   FLOWSERVE CORPORATION                                                                                         407,555

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

   SHARES     SECURITY NAME                                                                                              VALUE
-----------   -----------------------------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    293,120   HEWLETT-PACKARD COMPANY                                                                                $   10,185,920
    104,195   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 9,549,472
     34,965   LAM RESEARCH CORPORATION+                                                                                     706,643
     23,510   RESEARCH IN MOTION LIMITED+<<                                                                               1,302,454
    235,875   RIVERBED TECHNOLOGY INCORPORATED+                                                                           2,394,125
                                                                                                                         36,822,213
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.21%
      5,345   RAYTHEON COMPANY                                                                                              270,564
                                                                                                                     --------------
OIL & GAS EXTRACTION: 0.05%
        500   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                       31,380
      2,940   WEATHERFORD INTERNATIONAL LIMITED+                                                                             32,428
                                                                                                                             63,808
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 0.46%
      3,335   LOCKHEED MARTIN CORPORATION                                                                                   273,603
      6,620   NORTHROP GRUMMAN CORPORATION                                                                                  318,554
                                                                                                                            592,157
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $185,640,184)                                                                                 123,174,294
                                                                                                                     --------------
RIGHTS: 0.00%
     30,500   SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                                                                    0
TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 9.53%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.89%
    613,459   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                              613,459
    613,459   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                  613,459
    613,459   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                    613,459
    613,459   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                         613,459
                                                                                                                          2,453,836
                                                                                                                     --------------


 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
-----------                                                                            -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.64%
$   193,373   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.39%       02/05/2009          193,362
    200,041   AEGON N.V.                                                                    0.55        02/13/2009          200,001
     33,340   AEGON N.V.                                                                    0.60        02/13/2009           33,333
    213,377   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                 0.39        02/09/2009          213,359
    206,709   AMERICAN HONDA FINANCE CORPORATION                                            0.35        02/06/2009          206,697
    204,042   AMSTEL FUNDING CORPORATION++                                                  1.20        02/13/2009          203,953
    220,045   AMSTERDAM FUNDING CORPORATION++                                               0.50        02/23/2009          219,975
    166,701   ANTALIS US FUNDING CORPORATION++                                              0.70        02/19/2009          166,639
    180,037   ANZ DELAWARE INCORPORATED                                                     0.25        02/18/2009          180,019
    200,041   ATLANTIC ASSET SECURITIZATION CORPORATION++                                   0.30        02/12/2009          200,021
    213,377   BANK OF IRELAND++                                                             0.60        02/03/2009          213,366
    233,381   BARCLAYS BANK (NEW YORK) PLC+/-                                               0.69        02/11/2009          233,391
    206,636   BRYANT BANK FUNDING LLC++                                                     0.45        02/17/2009          206,592
    200,041   CALYON NY                                                                     3.12        02/09/2009          200,169
    233,381   CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        02/09/2009          233,358
    146,697   CHARIOT FUNDING LLC++                                                         0.45        02/25/2009          146,651
    170,239   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008            2,809
    131,067   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        05/19/2008            2,163
     93,352   CLIPPER RECEIVABLES CORPORATION++                                             0.75        02/03/2009           93,347

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
-----------   -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    80,016   CLIPPER RECEIVABLES CORPORATION++                                            0.80%        02/06/2009   $       80,006
    213,377   CME GROUP INCORPORATED++                                                     0.45         02/06/2009          213,361
     18,004   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    3.90         10/01/2038           18,004
    100,020   CONOCOPHILLIPS                                                               0.45         02/09/2009          100,009
    180,037   DANSKE BANK A/S COPENHAGEN                                                   0.38         02/02/2009          180,037
    120,025   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                           5.75         12/15/2037          120,025
    200,041   E.ON AG++                                                                    0.50         02/20/2009          199,985
    226,713   ENTERPRISE FUNDING LLC++                                                     0.45         02/18/2009          226,662
    213,377   ERASMUS CAPITAL CORPORATION++                                                0.60         02/02/2009          213,370
     20,004   ERASMUS CAPITAL CORPORATION++                                                0.50         02/03/2009           20,003
    106,688   FAIRWAY FINANCE CORPORATION++                                                0.36         02/02/2009          106,686
    213,377   GEMINI SECURITIZATION INCORPORATED++                                         0.33         02/10/2009          213,357
     12,663   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $12,663)                       0.29         02/02/2009           12,663
    180,037   GREENWICH CAPITAL HOLDINGS INCORPORATED                                      0.37         02/02/2009          180,033
    628,017   GRYPHON FUNDING LIMITED(a)(i)                                                0.00         08/23/2009          261,381
     11,002   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        1.25         11/01/2042           11,002
     13,336   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                           1.00         01/01/2018           13,336
     20,004   IRISH LIFE & PERMANENT PLC                                                   0.90         02/02/2009           20,003
    193,373   IRISH LIFE & PERMANENT PLC                                                   1.05         02/02/2009          193,362
     20,004   IRISH LIFE & PERMANENT PLC++                                                 1.30         02/24/2009           19,987
     20,004   KANSAS CITY MO SPL GO+/-ss                                                   1.00         04/15/2025           20,004
    213,377   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                               0.72         02/26/2009          213,266
     34,087   KITTY HAWK FUNDING CORPORATION++                                             0.25         02/02/2009           34,086
    213,377   LIBERTY STREET FUNDING CORPORATION++                                         0.48         02/25/2009          213,306
     90,018   LMA AMERICAS LLC++                                                           0.55         02/26/2009           89,983
    200,041   MATCHPOINT MASTER TRUST++                                                    0.45         02/18/2009          199,996
    213,377   METLIFE SHORT TERM FUNDING LLC++                                             0.50         02/12/2009          213,341
     28,673   MISSISSIPPI STATE GO+/-ss                                                    5.00         11/01/2028           28,673
    200,041   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $200,046)                      0.27         02/02/2009          200,041
     13,336   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     3.75         01/01/2018           13,336
    213,377   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                    0.40         02/02/2009          213,372
    226,713   PARK AVENUE RECEIVABLES CORPORATION++                                        0.35         02/02/2009          226,709
     53,344   RANGER FUNDING CORPORATION++                                                 0.35         02/02/2009           53,343
    133,361   RBS CITIZENS (GRAND CAYMAN)                                                  0.31         02/05/2009          133,361
    214,350   REGENCY MARKETS #1 LLC++                                                     0.35         02/09/2009          214,332
     66,680   ROMULUS FUNDING CORPORATION++                                                0.85         02/25/2009           66,641
    133,361   ROMULUS FUNDING CORPORATION++                                                0.80         02/26/2009          133,284
    205,889   SALISBURY RECEIVABLES COMPANY++                                              0.30         02/03/2009          205,884
    133,361   SOCIETE GENERALE NORTH AMERICA INCORPORATED                                  0.35         02/10/2009          133,348
     53,344   STARBIRD FUNDING CORPORATION++                                               0.40         02/02/2009           53,343
     66,680   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                         0.37         02/12/2009           66,672
    206,709   THUNDER BAY FUNDING INCORPORATED++                                           0.40         02/09/2009          206,688
    211,710   TICONDEROGA MASTER FUNDING LIMITED++                                         0.30         02/06/2009          211,699
    146,697   TULIP FUNDING CORPORATION++                                                  0.40         02/05/2009          146,688
     34,714   TULIP FUNDING CORPORATION++                                                  0.60         02/09/2009           34,709
     33,340   TULIP FUNDING CORPORATION++                                                  0.42         02/10/2009           33,331
    233,381   UNICREDITO ITALIANO NY                                                       0.57         03/03/2009          233,383
    280,291   VICTORIA FINANCE LLC+++/-####(a)(i)                                          1.19         02/15/2008          142,949
    172,673   VICTORIA FINANCE LLC+++/-####(a)(i)                                          1.18         04/03/2008           88,063
    242,515   VICTORIA FINANCE LLC+++/-####(a)(i)                                          0.38         07/28/2008          123,682
    140,832   VICTORIA FINANCE LLC+++/-####(a)(i)                                          0.41         08/07/2008           71,824
    262,922   WHITE PINE FINANCE LLC+++/-####(a)(i)                                        1.14         02/22/2008          232,659
     93,352   YORKTOWN CAPITAL LLC++                                                       0.35         02/03/2009           93,350
                                                                                                                          9,897,823
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,644,116)                                                               12,351,659
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
SHORT-TERM INVESTMENTS: 5.24%
MUTUAL FUNDS: 5.24%
  6,796,374   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           $    6,796,374
TOTAL SHORT-TERM INVESTMENTS (COST $6,796,374)                                                                            6,796,374
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $205,080,674)*                                                   109.76%                                    $  142,322,327
OTHER ASSETS AND LIABILITIES, NET                                          (9.76)                                       (12,650,105)
                                                                         -------                                     --------------
TOTAL NET ASSETS                                                          100.00%                                    $  129,672,222
                                                                         -------                                     --------------

+       NON-INCOME EARNING SECURITIES.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-     VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++      SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $6,796,374.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Specialty Funds

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

     Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          - Level 1 - quoted prices in active markets for identical investments

          - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' investments in securities:

                                                                              TOTAL FAIR VALUE AS
SPECIALTY FUNDS                          LEVEL 1       LEVEL 2      LEVEL 3       OF 01/31/09
---------------                       ------------   -----------   --------   -------------------
Specialized Financial Services Fund   $ 65,647,419   $ 5,832,728   $601,671       $ 72,081,818
Specialized Technology Fund            126,416,507    14,980,290    925,530        142,322,327

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          Specialized
                                                      Financial Services     Specialized
                                                             Fund          Technology Fund
                                                      ------------------   ---------------
Balance as of 10/31/2008                                   $405,213           $524,571
   Accrued discounts (premiums)                                   0                  0
   Realized gain (loss)                                           0                  0
   Change in unrealized appreciation (depreciation)         (27,678)           (75,558)
   Net purchases (sales)                                    224,136            476,517
   Net transfer in (out) of Level 3                               0                  0
Balance as of 01/31/2009                                   $601,671           $925,530

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of January 31, 2009:

                                                         Specialized
                                                      Financial Services     Specialized
                                                             Fund          Technology Fund
                                                      ------------------   ---------------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end
   of reporting period                                     $(27,678)          $(75,558)

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

C&B MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                ------------
COMMON STOCKS: 98.05%
AMUSEMENT & RECREATION SERVICES: 2.10%
     176,800  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                             $  4,115,904
                                                                                                                     ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.59%
      11,900  NVR INCORPORATED<<+                                                                                       5,070,471
                                                                                                                     ------------
BUSINESS SERVICES: 4.97%
     476,500  IMS HEALTH INCORPORATED                                                                                   6,918,780
      98,800  MANPOWER INCORPORATED                                                                                     2,811,848
                                                                                                                        9,730,628
                                                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS: 10.62%
     280,600  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           8,030,772
     240,200  SCOTTS MIRACLE-GRO COMPANY                                                                                7,739,244
     290,000  VALSPAR CORPORATION                                                                                       5,031,500
                                                                                                                       20,801,516
                                                                                                                     ------------
DEPOSITORY INSTITUTIONS: 1.99%
     112,600  CITY NATIONAL CORPORATION                                                                                 3,897,086
                                                                                                                     ------------
EDUCATIONAL SERVICES: 4.29%
     449,200  CORINTHIAN COLLEGES INCORPORATED<<+                                                                       8,391,056
                                                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.24%
     200,200  CYMER INCORPORATED+                                                                                       4,084,080
     994,500  FLEXTRONICS INTERNATIONAL LIMITED+                                                                        2,595,645
     452,100  MOLEX INCORPORATED<<                                                                                      6,044,577
     247,400  NOVELLUS SYSTEMS INCORPORATED+                                                                            3,411,646
                                                                                                                       16,135,948
                                                                                                                     ------------
FOOD & KINDRED PRODUCTS: 4.23%
     228,710  SANDERSON FARMS INCORPORATED                                                                              8,274,728
                                                                                                                     ------------
FURNITURE & FIXTURES: 1.64%
     744,900  STEELCASE INCORPORATED                                                                                    3,217,968
                                                                                                                     ------------
GENERAL MERCHANDISE STORES: 3.92%
     276,400  FAMILY DOLLAR STORES INCORPORATED<<                                                                       7,675,628
                                                                                                                     ------------
HEALTH SERVICES: 0.99%
      57,800  MEDNAX INCORPORATED+                                                                                      1,940,346
                                                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.32%
     572,300  BRIGGS & STRATTON CORPORATION<<                                                                           8,464,317
     150,700  CARLISLE COMPANIES INCORPORATED                                                                           2,813,569
     237,400  DIEBOLD INCORPORATED<<                                                                                    5,882,772
     151,900  DOVER CORPORATION                                                                                         4,295,732
   1,922,500  ENTEGRIS INCORPORATED+                                                                                    2,672,275
                                                                                                                       24,128,665
                                                                                                                     ------------
INSURANCE AGENTS, BROKERS & SERVICE: 7.77%
     337,500  ARTHUR J. GALLAGHER & COMPANY                                                                             7,954,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

C&B MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                ------------
INSURANCE AGENTS, BROKERS & SERVICE (continued)
     292,800  WILLIS GROUP HOLDINGS LIMITED                                                                          $  7,249,728
                                                                                                                       15,204,603
                                                                                                                     ------------
INSURANCE CARRIERS: 8.42%
      96,700  AXIS CAPITAL HOLDINGS LIMITED                                                                             2,345,942
     185,200  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                    1,911,264
     108,600  RENAISSANCERE HOLDINGS LIMITED                                                                            4,853,334
     216,100  STEWART INFORMATION SERVICES CORPORATION                                                                  3,206,924
      17,300  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                    4,177,950
                                                                                                                       16,495,414
                                                                                                                     ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.74%
     523,100  BOSTON SCIENTIFIC CORPORATION+                                                                            4,639,897
     173,400  QUEST DIAGNOSTICS INCORPORATED                                                                            8,557,290
                                                                                                                       13,197,187
                                                                                                                     ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.93%
   1,037,700  CAPITALSOURCE INCORPORATED<<                                                                              3,777,228
                                                                                                                     ------------
PAPER & ALLIED PRODUCTS: 3.00%
     259,900  BEMIS COMPANY INCORPORATED                                                                                5,865,943
                                                                                                                     ------------
PERSONAL SERVICES: 2.04%
     216,900  G & K SERVICES INCORPORATED CLASS A                                                                       4,001,805
                                                                                                                     ------------
PRIMARY METAL INDUSTRIES: 1.89%
     119,100  HUBBELL INCORPORATED CLASS B                                                                              3,692,100
                                                                                                                     ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.48%
     771,900  HARTE HANKS INCORPORATED                                                                                  4,862,970
                                                                                                                     ------------
TEXTILE MILL PRODUCTS: 1.26%
     245,900  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                  2,461,459
                                                                                                                     ------------
TRANSPORTATION EQUIPMENT: 1.57%
     167,500  AUTOLIV INCORPORATED                                                                                      3,080,325
                                                                                                                     ------------
WHOLESALE TRADE NON-DURABLE GOODS: 3.05%
     392,000  HAIN CELESTIAL GROUP INCORPORATED<<+                                                                      5,966,240
                                                                                                                     ------------
TOTAL COMMON STOCKS (COST $296,109,957)                                                                               191,985,218
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING: 15.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.01%
   1,471,217  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                          1,471,217
   1,471,217  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                              1,471,217
   1,471,217  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                1,471,217
   1,471,217  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                     1,471,217
                                                                                                                        5,884,868
                                                                                                                     ------------

 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 12.12%
$    463,753  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.39%       02/05/2009        463,728
     479,745  AEGON N.V.                                                                    0.55        02/13/2009        479,650
      79,957  AEGON N.V.                                                                    0.60        02/13/2009         79,940

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

C&B MID CAP VALUE FUND

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    511,728  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                 0.39%       02/09/2009   $    511,686
     495,736  AMERICAN HONDA FINANCE CORPORATION                                            0.35        02/06/2009        495,707
     489,340  AMSTEL FUNDING CORPORATION++                                                  1.20        02/13/2009        489,128
     527,719  AMSTERDAM FUNDING CORPORATION++                                               0.50        02/23/2009        527,551
     399,787  ANTALIS US FUNDING CORPORATION++                                              0.70        02/19/2009        399,640
     431,770  ANZ DELAWARE INCORPORATED                                                     0.25        02/18/2009        431,727
     479,745  ATLANTIC ASSET SECURITIZATION CORPORATION++                                   0.30        02/12/2009        479,697
     511,728  BANK OF IRELAND++                                                             0.60        02/03/2009        511,702
     559,702  BARCLAYS BANK (NEW YORK) PLC+/-                                               0.69        02/11/2009        559,726
     495,560  BRYANT BANK FUNDING LLC++                                                     0.45        02/17/2009        495,455
     479,745  CALYON NY                                                                     3.12        02/09/2009        480,052
     559,702  CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        02/09/2009        559,646
     351,813  CHARIOT FUNDING LLC++                                                         0.45        02/25/2009        351,703
     408,274  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008          6,737
     314,329  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        05/19/2008          5,186
     223,881  CLIPPER RECEIVABLES CORPORATION++                                             0.75        02/03/2009        223,867
     191,898  CLIPPER RECEIVABLES CORPORATION++                                             0.80        02/06/2009        191,872
     511,728  CME GROUP INCORPORATED++                                                      0.45        02/06/2009        511,689
      43,177  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     3.90        10/01/2038         43,177
     239,872  CONOCOPHILLIPS                                                                0.45        02/09/2009        239,845
     431,770  DANSKE BANK A/S COPENHAGEN                                                    0.38        02/02/2009        431,770
     287,847  DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                            5.75        12/15/2037        287,847
     479,745  E.ON AG++                                                                     0.50        02/20/2009        479,612
     543,711  ENTERPRISE FUNDING LLC++                                                      0.45        02/18/2009        543,588
      47,974  ERASMUS CAPITAL CORPORATION++                                                 0.50        02/03/2009         47,972
     511,728  ERASMUS CAPITAL CORPORATION++                                                 0.60        02/02/2009        511,711
     255,864  FAIRWAY FINANCE CORPORATION++                                                 0.36        02/02/2009        255,859
     511,728  GEMINI SECURITIZATION INCORPORATED++                                          0.33        02/10/2009        511,681
      30,368  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $30,369)                        0.29        02/02/2009         30,368
     431,770  GREENWICH CAPITAL HOLDINGS INCORPORATED                                       0.37        02/02/2009        431,761
   1,506,132  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009        626,852
      26,386  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         1.25        11/01/2042         26,386
      31,983  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            1.00        01/01/2018         31,983
      47,974  IRISH LIFE & PERMANENT PLC                                                    0.90        02/02/2009         47,972
     463,753  IRISH LIFE & PERMANENT PLC                                                    1.05        02/02/2009        463,726
      47,974  IRISH LIFE & PERMANENT PLC++                                                  1.30        02/24/2009         47,933
      47,974  KANSAS CITY MO SPL GO+/-ss                                                    1.00        04/15/2025         47,974
     511,728  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.72        02/26/2009        511,462
      81,749  KITTY HAWK FUNDING CORPORATION++                                              0.25        02/02/2009         81,747
     511,728  LIBERTY STREET FUNDING CORPORATION++                                          0.48        02/25/2009        511,557
     215,885  LMA AMERICAS LLC++                                                            0.55        02/26/2009        215,799
     479,745  MATCHPOINT MASTER TRUST++                                                     0.45        02/18/2009        479,637
     511,728  METLIFE SHORT TERM FUNDING LLC++                                              0.50        02/12/2009        511,642
      68,763  MISSISSIPPI STATE GO+/-ss                                                     5.00        11/01/2028         68,763
     479,745  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $479,756)                       0.27        02/02/2009        479,745
      31,983  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.75        01/01/2018         31,983
     511,728  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40        02/02/2009        511,716
     543,711  PARK AVENUE RECEIVABLES CORPORATION++                                         0.35        02/02/2009        543,700
     127,932  RANGER FUNDING CORPORATION++                                                  0.35        02/02/2009        127,929
     319,830  RBS CITIZENS (GRAND CAYMAN)                                                   0.31        02/05/2009        319,830
     514,063  REGENCY MARKETS #1 LLC++                                                      0.35        02/09/2009        514,018
     319,830  ROMULUS FUNDING CORPORATION++                                                 0.80        02/26/2009        319,645
     159,915  ROMULUS FUNDING CORPORATION++                                                 0.85        02/25/2009        159,821
     493,769  SALISBURY RECEIVABLES COMPANY++                                               0.30        02/03/2009        493,757
     319,830  SOCIETE GENERALE NORTH AMERICA INCORPORATED                                   0.35        02/10/2009        319,799
     127,932  STARBIRD FUNDING CORPORATION++                                                0.40        02/02/2009        127,929
     159,915  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                          0.37        02/12/2009        159,895
     495,736  THUNDER BAY FUNDING INCORPORATED++                                            0.40        02/09/2009        495,687
     507,730  TICONDEROGA MASTER FUNDING LIMITED++                                          0.30        02/06/2009        507,705
     351,813  TULIP FUNDING CORPORATION++                                                   0.40        02/05/2009        351,793
      79,957  TULIP FUNDING CORPORATION++                                                   0.42        02/10/2009         79,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

C&B MID CAP VALUE FUND

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     83,252  TULIP FUNDING CORPORATION++                                                   0.60%       02/09/2009   $     83,239
     559,702  UNICREDITO ITALIANO NY                                                        0.57        03/03/2009        559,707
     581,607  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.38        07/28/2008        296,620
     337,748  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.41        08/07/2008        172,252
     414,110  VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.18        04/03/2008        211,196
     672,204  VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.19        02/15/2008        342,824
     630,547  WHITE PINE FINANCE LLC+++/-####(a)(i)                                         1.14        02/22/2008        557,971
     223,881  YORKTOWN CAPITAL LLC++                                                        0.35        02/03/2009        223,878
                                                                                                                       23,737,300
                                                                                                                     ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,789,357)                                                             29,622,168
                                                                                                                     ------------
   SHARES
------------
SHORT-TERM INVESTMENTS: 3.67%
   7,192,811  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              7,192,811
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,192,811)                                                                          7,192,811
                                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $335,092,125)*                                     116.85%                                                     $228,800,197
OTHER ASSETS AND LIABILITIES, NET                        (16.85)                                                      (32,988,658)
                                                         ------                                                      ------------
TOTAL NET ASSETS                                         100.00%                                                     $195,811,539
                                                         ------                                                      ------------

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+       NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-     VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,192,811.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 94.72%
AMUSEMENT & RECREATION SERVICES: 1.22%
    300,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                             $    6,984,000
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 2.47%
    210,000   KOHL'S CORPORATION+                                                                                         7,709,100
    505,000   NORDSTROM INCORPORATED<<                                                                                    6,408,450
                                                                                                                         14,117,550
                                                                                                                     --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.43%
    250,000   ADVANCE AUTO PARTS INCORPORATED                                                                             8,182,500
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.94%
    158,800   RYDER SYSTEM INCORPORATED                                                                                   5,364,264
                                                                                                                     --------------
BUSINESS SERVICES: 7.79%
    435,000   AMDOCS LIMITED+                                                                                             7,360,200
    382,000   CITRIX SYSTEMS INCORPORATED+                                                                                8,037,280
    445,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         8,334,850
    580,000   ECLIPSYS CORPORATION+                                                                                       5,080,800
  1,985,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                              6,610,050
    621,000   RED HAT INCORPORATED+                                                                                       9,097,650
                                                                                                                         44,520,830
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 5.62%
    933,900   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                     10,795,884
    255,000   HOSPIRA INCORPORATED+                                                                                       6,349,500
    285,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                           8,156,700
    693,000   NALCO HOLDING COMPANY                                                                                       6,798,330
                                                                                                                         32,100,414
                                                                                                                     --------------
COMMUNICATIONS: 5.86%
    553,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                                      8,864,590
    335,000   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                            6,147,250
    890,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                             2,794,600
    482,000   NEUSTAR INCORPORATED CLASS A+                                                                               6,564,840
  1,189,000   TIME WARNER TELECOM INCORPORATED+<<                                                                         9,095,850
                                                                                                                         33,467,130
                                                                                                                     --------------
COMPUTER TECHNOLOGIES: 1.34%
    530,000   METAVANTE TECHNOLOGIES INCORPORATED+                                                                        7,690,300
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 2.62%
    169,900   CITY NATIONAL CORPORATION                                                                                   5,880,239
    742,200   MARSHALL & ILSLEY CORPORATION<<                                                                             4,237,962
  1,227,000   SYNOVUS FINANCIAL CORPORATION<<                                                                             4,858,920
                                                                                                                         14,977,121
                                                                                                                     --------------
E-COMMERCE/SERVICES: 1.38%
    920,000   GSI COMMERCE INCORPORATED+<<                                                                                7,884,400
                                                                                                                     --------------
EATING & DRINKING PLACES: 1.60%
    405,362   JACK IN THE BOX INCORPORATED+<<                                                                             9,157,128
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
EDUCATIONAL SERVICES: 1.13%
    135,000   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+<<                                              $    6,458,400
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.04%
    450,000   REPUBLIC SERVICES INCORPORATED                                                                             11,637,000
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.34%
    466,000   ALTERA CORPORATION                                                                                          7,167,080
    545,000   ENERSYS+                                                                                                    4,964,950
    870,000   NVIDIA CORPORATION+<<                                                                                       6,916,500
    488,000   TESSERA TECHNOLOGIES INCORPORATED+                                                                          5,738,880
                                                                                                                         24,787,410
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.65%
    299,000   ACCENTURE LIMITED CLASS A                                                                                   9,436,440
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.51%
    460,000   CROWN HOLDINGS INCORPORATED+                                                                                8,625,000
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 1.34%
    130,000   GENERAL MILLS INCORPORATED                                                                                  7,689,500
                                                                                                                     --------------
FOOD STORES: 1.46%
    370,000   KROGER COMPANY<<                                                                                            8,325,000
                                                                                                                     --------------
FURNITURE & FIXTURES: 1.15%
    600,902   HERMAN MILLER INCORPORATED                                                                                  6,603,913
                                                                                                                     --------------
HEALTH SERVICES: 0.83%
    125,000   UNIVERSAL HEALTH SERVICES CLASS B                                                                           4,731,250
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.65%
    126,000   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                              3,722,040
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.96%
    341,000   CAMERON INTERNATIONAL CORPORATION+                                                                          7,897,560
    378,000   CARLISLE COMPANIES INCORPORATED                                                                             7,057,260
    260,000   DOVER CORPORATION                                                                                           7,352,800
    266,000   SMITH INTERNATIONAL INCORPORATED                                                                            6,038,200
                                                                                                                         28,345,820
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.61%
    139,000   HUMANA INCORPORATED+                                                                                        5,272,270
    390,000   WILLIS GROUP HOLDINGS LIMITED                                                                               9,656,400
                                                                                                                         14,928,670
                                                                                                                     --------------
INSURANCE CARRIERS: 5.36%
    485,000   HCC INSURANCE HOLDINGS INCORPORATED                                                                        11,353,850
    240,000   REINSURANCE GROUP OF AMERICA INCORPORATED                                                                   8,551,200
    240,000   RENAISSANCERE HOLDINGS LIMITED                                                                             10,725,600
                                                                                                                         30,630,650
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.75%
  1,035,000   BOSTON SCIENTIFIC CORPORATION+                                                                              9,180,450
    682,000   HOLOGIC INCORPORATED+<<                                                                                     8,040,780
    268,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      9,629,240

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
    405,000   TRIMBLE NAVIGATION LIMITED+                                                                            $    6,002,100
                                                                                                                         32,852,570
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.42%
    219,000   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                        8,131,470
                                                                                                                     --------------
MEDICAL PRODUCTS: 0.95%
    150,000   ZIMMER HOLDINGS INCORPORATED+                                                                               5,460,000
                                                                                                                     --------------
METAL MINING: 1.09%
    166,000   BARRICK GOLD CORPORATION<<                                                                                  6,223,340
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 1.31%
    278,000   CVS CAREMARK CORPORATION                                                                                    7,472,640
                                                                                                                     --------------
MOTION PICTURES: 2.87%
    452,500   DISCOVERY COMMUNICATIONS INCORPORATED+                                                                      6,561,250
    530,000   TIME WARNER CABLE INCORPORATED+<<                                                                           9,873,900
                                                                                                                         16,435,150
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.91%
  1,425,000   CAPITALSOURCE INCORPORATED<<                                                                                5,187,000
                                                                                                                     --------------
OIL & GAS EXTRACTION: 6.12%
    154,000   APACHE CORPORATION                                                                                         11,550,000
    145,000   EOG RESOURCES INCORPORATED<<                                                                                9,826,650
    359,100   FOREST OIL CORPORATION+<<                                                                                   5,386,500
    303,000   NOBLE CORPORATION<<                                                                                         8,226,450
                                                                                                                         34,989,600
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 1.18%
    475,000   PACKAGING CORPORATION OF AMERICA                                                                            6,745,000
                                                                                                                     --------------
REAL ESTATE: 0.69%
    119,000   DJ WILSHIRE REIT ETF<<                                                                                      3,961,510
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.36%
    658,080   INVESCO LIMITED<<                                                                                           7,758,763
                                                                                                                     --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.25%
    705,000   CORNING INCORPORATED                                                                                        7,127,550
                                                                                                                     --------------
TRANSPORTATION SERVICES: 1.40%
    331,000   GATX CORPORATION                                                                                            7,977,100
                                                                                                                     --------------
WATER TRANSPORTATION: 0.64%
    560,000   ROYAL CARIBBEAN CRUISES LIMITED+<<                                                                          3,634,400
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 4.26%
    235,000   MCKESSON CORPORATION                                                                                       10,387,000
    325,000   SYSCO CORPORATION                                                                                           7,244,250
    198,562   TRACTOR SUPPLY COMPANY+<<                                                                                   6,693,526
                                                                                                                         24,324,776
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 2.22%
    448,000   ARROW ELECTRONICS INCORPORATED+                                                                             8,543,360

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
WHOLESALE TRADE-DURABLE GOODS (continued)
    246,000   BORGWARNER INCORPORATED                                                                                $    4,152,480
                                                                                                                         12,695,840
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $722,513,130)                                                                                 541,343,439
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 13.97%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.77%
  3,965,798   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                            3,965,798
  3,965,798   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                3,965,798
  3,965,798   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                  3,965,798
  3,965,798   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                       3,965,798
                                                                                                                         15,863,192
                                                                                                                     --------------

PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
-----------                                                                            -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.20%
$ 1,250,089   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.39%       02/05/2009        1,250,021
  1,293,195   AEGON  N.V.                                                                   0.55        02/13/2009        1,292,938
    215,533   AEGON N.V.                                                                    0.60        02/13/2009          215,486
  1,379,408   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                 0.39        02/09/2009        1,379,294
  1,336,302   AMERICAN HONDA FINANCE CORPORATION                                            0.35        02/06/2009        1,336,224
  1,319,059   AMSTEL FUNDING CORPORATION++                                                  1.20        02/13/2009        1,318,487
  1,422,515   AMSTERDAM FUNDING CORPORATION++                                               0.50        02/23/2009        1,422,060
  1,077,663   ANTALIS US FUNDING CORPORATION++                                              0.70        02/19/2009        1,077,264
  1,163,876   ANZ DELAWARE INCORPORATED                                                     0.25        02/18/2009        1,163,759
  1,293,195   ATLANTIC ASSET SECURITIZATION CORPORATION++                                   0.30        02/12/2009        1,293,066
  1,379,408   BANK OF IRELAND++                                                             0.60        02/03/2009        1,379,339
  1,508,728   BARCLAYS BANK (NEW YORK) PLC+/-                                               0.69        02/11/2009        1,508,792
  1,335,827   BRYANT BANK FUNDING LLC++                                                     0.45        02/17/2009        1,335,544
  1,293,195   CALYON NY                                                                     3.12        02/09/2009        1,294,023
  1,508,728   CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        02/09/2009        1,508,577
    948,343   CHARIOT FUNDING LLC++                                                         0.45        02/25/2009          948,047
  1,100,540   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008           18,159
    847,303   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        05/19/2008           13,981
    603,491   CLIPPER RECEIVABLES CORPORATION++                                             0.75        02/03/2009          603,453
    517,278   CLIPPER RECEIVABLES CORPORATION++                                             0.80        02/06/2009          517,209
  1,379,408   CME GROUP INCORPORATED++                                                      0.45        02/06/2009        1,379,305
    116,388   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     3.90        10/01/2038          116,388
    646,598   CONOCOPHILLIPS                                                                0.45        02/09/2009          646,525
  1,163,876   DANSKE BANK A/S COPENHAGEN                                                    0.38        02/02/2009        1,163,876
    775,917   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                            5.75        12/15/2037          775,917
  1,293,195   E.ON AG++                                                                     0.50        02/20/2009        1,292,836
  1,465,621   ENTERPRISE FUNDING LLC++                                                      0.45        02/18/2009        1,465,291
    129,320   ERASMUS CAPITAL CORPORATION++                                                 0.50        02/03/2009          129,314
  1,379,408   ERASMUS CAPITAL CORPORATION++                                                 0.60        02/02/2009        1,379,362
    689,704   FAIRWAY FINANCE CORPORATION++                                                 0.36        02/02/2009          689,690
  1,379,408   GEMINI SECURITIZATION INCORPORATED++                                          0.33        02/10/2009        1,379,282
     81,859   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $81,861)                        0.29        02/02/2009           81,859
  1,163,876   GREENWICH CAPITAL HOLDINGS INCORPORATED                                       0.37        02/02/2009        1,163,852
  4,059,914   GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009        1,689,736
     71,126   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         1.25        11/01/2042           71,126
     86,213   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            1.00        01/01/2018           86,213
    129,320   IRISH LIFE & PERMANENT PLC                                                    0.90        02/02/2009          129,313
  1,250,089   IRISH LIFE & PERMANENT PLC                                                    1.05        02/02/2009        1,250,016
    129,320   IRISH LIFE & PERMANENT PLC++                                                  1.30        02/24/2009          129,207
    129,320   KANSAS CITY MO SPL GO+/-ss                                                    1.00        04/15/2025          129,320
  1,379,408   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.72        02/26/2009        1,378,691
    220,360   KITTY HAWK FUNDING CORPORATION++                                              0.25        02/02/2009          220,357
  1,379,408   LIBERTY STREET FUNDING CORPORATION++                                          0.48        02/25/2009        1,378,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
-----------   -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   581,938   LMA AMERICAS LLC++                                                            0.55%       02/26/2009   $      581,707
  1,293,195   MATCHPOINT MASTER TRUST++                                                     0.45        02/18/2009        1,292,904
  1,379,408   METLIFE SHORT TERM FUNDING LLC++                                              0.50        02/12/2009        1,379,178
    185,358   MISSISSIPPI STATE GO+/-ss                                                     5.00        11/01/2028          185,358
  1,293,195   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,293,224)                     0.27        02/02/2009        1,293,195
     86,213   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.75        01/01/2018           86,213
  1,379,408   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40        02/02/2009        1,379,378
  1,465,621   PARK AVENUE RECEIVABLES CORPORATION++                                         0.35        02/02/2009        1,465,593
    344,852   RANGER FUNDING CORPORATION++                                                  0.35        02/02/2009          344,845
    862,130   RBS CITIZENS (GRAND CAYMAN)                                                   0.31        02/05/2009          862,130
  1,385,702   REGENCY MARKETS #1 LLC++                                                      0.35        02/09/2009        1,385,580
    862,130   ROMULUS FUNDING CORPORATION++                                                 0.80        02/26/2009          861,632
    431,065   ROMULUS FUNDING CORPORATION++                                                 0.85        02/25/2009          430,811
  1,331,000   SALISBURY RECEIVABLES COMPANY++                                               0.30        02/03/2009        1,330,966
    862,130   SOCIETE GENERALE NORTH AMERICA INCORPORATED                                   0.35        02/10/2009          862,046
    344,852   STARBIRD FUNDING CORPORATION++                                                0.40        02/02/2009          344,844
    431,065   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                          0.37        02/12/2009          431,012
  1,336,302   THUNDER BAY FUNDING INCORPORATED++                                            0.40        02/09/2009        1,336,168
  1,368,632   TICONDEROGA MASTER FUNDING LIMITED++                                          0.30        02/06/2009        1,368,563
    948,343   TULIP FUNDING CORPORATION++                                                   0.40        02/05/2009          948,290
    215,533   TULIP FUNDING CORPORATION++                                                   0.42        02/10/2009          215,507
    224,412   TULIP FUNDING CORPORATION++                                                   0.60        02/09/2009          224,379
  1,508,728   UNICREDITO ITALIANO NY                                                        0.57        03/03/2009        1,508,741
  1,567,774   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.38        07/28/2008          799,565
    910,430   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.41        08/07/2008          464,319
  1,116,272   VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.18        04/03/2008          569,299
  1,811,986   VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.19        02/15/2008          924,113
  1,699,697   WHITE PINE FINANCE LLC+++/-####(a)(i)                                         1.14        02/22/2008        1,504,062
    603,491   YORKTOWN CAPITAL LLC++                                                        0.35        02/03/2009          603,476
                                                                                                                         63,986,021
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $82,644,142)                                                               79,849,213
                                                                                                                     --------------
   SHARES
-----------
SHORT-TERM INVESTMENTS: 5.88%
 33,595,250   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               33,595,250
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $33,595,250)                                                                          33,595,250
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $838,752,522)*                                                        114.57%                               $  654,787,902
OTHER ASSETS AND LIABILITIES, NET                                              (14.57)                                  (83,266,632)
                                                                                                                     --------------
                                                                               ------
TOTAL NET ASSETS                                                               100.00%                               $  571,521,270
                                                                               ------                                --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,595,250.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                ------------
COMMON STOCKS: 97.60%
AMUSEMENT & RECREATION SERVICES: 2.04%
      84,899  WMS INDUSTRIES INCORPORATED+<<                                                                         $  1,886,456
                                                                                                                     ------------
APPAREL & ACCESSORY STORES: 0.55%
      26,700  PHILLIPS-VAN HEUSEN CORPORATION                                                                             507,834
                                                                                                                     ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.70%
      47,800  ADVANCE AUTO PARTS INCORPORATED                                                                           1,564,494
                                                                                                                     ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.36%
     107,440  WRIGHT EXPRESS CORPORATION+                                                                               1,252,750
                                                                                                                     ------------
BIOPHARMACEUTICALS: 2.26%
      26,700  CELGENE CORPORATION+                                                                                      1,413,765
       9,700  GENZYME CORPORATION+                                                                                        668,524
                                                                                                                        2,082,289
                                                                                                                     ------------
BUSINESS SERVICES: 10.36%
      76,000  ACTIVISION BLIZZARD INCORPORATED+                                                                           665,760
      34,400  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                      1,430,696
      59,500  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       1,114,435
     104,053  GARTNER INCORPORATED+                                                                                     1,473,390
     233,100  LAWSON SOFTWARE INCORPORATED+                                                                               983,682
      38,100  MONSTER WORLDWIDE INCORPORATED+                                                                             350,901
     210,661  OMNITURE INCORPORATED+                                                                                    1,914,908
     138,577  TELETECH HOLDINGS INCORPORATED+                                                                           1,121,088
      39,700  TOTAL SYSTEM SERVICES INCORPORATED                                                                          502,602
                                                                                                                        9,557,462
                                                                                                                     ------------
CASINO & GAMING: 0.76%
      37,600  PENN NATIONAL GAMING INCORPORATED+                                                                          701,240
                                                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS: 10.45%
      63,400  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                   1,221,084
      63,900  ECOLAB INCORPORATED                                                                                       2,170,044
      58,300  FOREST LABORATORIES INCORPORATED+                                                                         1,459,832
      46,000  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             1,125,620
     105,200  MYLAN LABORATORIES INCORPORATED+<<                                                                        1,191,916
      56,700  SHIRE PLC ADR                                                                                             2,476,089
                                                                                                                        9,644,585
                                                                                                                     ------------
COMMUNICATIONS: 6.78%
      12,500  EQUINIX INCORPORATED+<<                                                                                     666,875
     171,299  LIVE NATION INCORPORATED+<<                                                                                 895,894
     146,174  NII HOLDINGS INCORPORATED+                                                                                2,835,776
      93,400  SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                                 1,858,660
                                                                                                                        6,257,205
                                                                                                                     ------------
E-COMMERCE/SERVICES: 1.71%
      23,500  PRICELINE.COM INCORPORATED+<<                                                                             1,576,615
                                                                                                                     ------------
EATING & DRINKING PLACES: 0.48%
      19,700  BURGER KING HOLDINGS INCORPORATED                                                                           438,325
                                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                ------------
EDUCATIONAL SERVICES: 1.87%
      21,200  APOLLO GROUP INCORPORATED CLASS A+                                                                     $  1,726,952
                                                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.37%
      18,136  ACUITY BRANDS INCORPORATED                                                                                  487,314
      34,200  DOLBY LABORATORIES INCORPORATED CLASS A+                                                                    874,152
      55,200  GRAFTECH INTERNATIONAL LIMITED+                                                                             442,152
      83,200  INTERSIL CORPORATION CLASS A                                                                                774,592
     133,952  MICROSEMI CORPORATION+                                                                                    1,125,197
     442,400  PMC-SIERRA INCORPORATED+                                                                                  2,154,488
      37,000  SILICON LABORATORIES INCORPORATED+                                                                          852,110
     128,650  SOLERA HOLDINGS INCORPORATED+                                                                             3,099,179
      31,900  THOMAS & BETTS CORPORATION+                                                                                 682,341
                                                                                                                       10,491,525
                                                                                                                     ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 9.21%
      35,478  ADVISORY BOARD COMPANY+                                                                                     620,865
      28,300  GEN-PROBE INCORPORATED+                                                                                   1,274,066
      43,900  IHS INCORPORATED+                                                                                         1,922,820
     186,631  RESOURCES CONNECTION INCORPORATED+                                                                        2,700,551
      28,000  URS CORPORATION+                                                                                            953,400
      22,146  WATSON WYATT & COMPANY HOLDINGS                                                                           1,029,789
                                                                                                                        8,501,491
                                                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.69%
      85,600  ACTUANT CORPORATION CLASS A                                                                               1,410,688
      30,500  GAMESTOP CORPORATION CLASS A+                                                                               755,790
      57,402  GARDNER DENVER INCORPORATED+                                                                              1,249,642
      21,700  SPX CORPORATION                                                                                             913,787
                                                                                                                        4,329,907
                                                                                                                     ------------
LEGAL SERVICES: 1.19%
      26,828  FTI CONSULTING INCORPORATED+<<                                                                            1,100,216
                                                                                                                     ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.10%
     138,000  BOSTON SCIENTIFIC CORPORATION+                                                                            1,224,060
      12,300  COVIDIEN LIMITED                                                                                            471,582
      33,900  DENTSPLY INTERNATIONAL INCORPORATED<<                                                                       912,249
      19,900  METTLER-TOLEDO INTERNATIONAL INCORPORATED+<<                                                              1,324,942
      63,900  PERKINELMER INCORPORATED                                                                                    806,418
      31,878  VARIAN INCORPORATED+                                                                                        887,484
                                                                                                                        5,626,735
                                                                                                                     ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.59%
      15,300  ST. JUDE MEDICAL INCORPORATED+                                                                              556,461
      24,500  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                        909,685
                                                                                                                        1,466,146
                                                                                                                     ------------
MEDICAL MANAGEMENT SERVICES: 0.76%
      46,300  COVENTRY HEALTH CARE INCORPORATED+                                                                          700,519
                                                                                                                     ------------
MOTION PICTURES: 1.69%
     154,535  NATIONAL CINEMEDIA INCORPORATED                                                                           1,557,713
                                                                                                                     ------------
OIL & GAS EXTRACTION: 7.99%
      50,800  CONCHO RESOURCES INCORPORATED+                                                                            1,281,176
      31,100  HELMERICH & PAYNE INCORPORATED                                                                              698,506

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                ------------
OIL & GAS EXTRACTION (continued)
      34,300  NOBLE CORPORATION<<                                                                                    $    931,245
     119,800  PETROHAWK ENERGY CORPORATION+<<                                                                           2,361,258
      45,450  RANGE RESOURCES CORPORATION<<                                                                             1,628,928
      16,300  WHITING PETROLEUM CORPORATION+                                                                              472,700
                                                                                                                        7,373,813
                                                                                                                     ------------
PERSONAL SERVICES: 1.13%
      45,600  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                1,040,136
                                                                                                                     ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.16%
     167,698  VISTAPRINT LIMITED+<<                                                                                     3,840,284
                                                                                                                     ------------
REAL ESTATE: 0.47%
     120,030  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                              432,108
                                                                                                                     ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.77%
      26,700  LAZARD LIMITED                                                                                              707,550
                                                                                                                     ------------
THEATERS & ENTERTAINMENT: 1.40%
     128,500  REGAL ENTERTAINMENT GROUP CLASS A<<                                                                       1,290,140
                                                                                                                     ------------
TRANSPORTATION EQUIPMENT: 3.83%
      56,200  ITT CORPORATION                                                                                           2,544,736
      30,800  POLARIS INDUSTRIES INCORPORATED                                                                             655,116
      36,700  TEXTRON INCORPORATED                                                                                        331,401
                                                                                                                        3,531,253
                                                                                                                     ------------
WHOLESALE TRADE-DURABLE GOODS: 0.93%
      46,900  PATTERSON COMPANIES INCORPORATED+                                                                           862,490
                                                                                                                     ------------
TOTAL COMMON STOCKS (COST $138,666,439)                                                                                90,048,233
                                                                                                                     ------------
RIGHTS: 0.00%
      31,200  SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                                                                  0
TOTAL RIGHTS (COST $0)                                                                                                          0
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING: 21.26%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.22%
     974,111  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                            974,111
     974,111  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                974,111
     974,111  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                  974,111
     974,111  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                       974,111
                                                                                                                        3,896,444
                                                                                                                     ------------


 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.04%
$    307,057  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.39%       02/05/2009          307,040
     317,645  AEGON N.V.                                                                    0.55        02/13/2009          317,582
      52,941  AEGON N.V.                                                                    0.60        02/13/2009           52,929
     338,821  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                 0.39        02/09/2009          338,793
     328,233  AMERICAN HONDA FINANCE CORPORATION                                            0.35        02/06/2009          328,214
     323,998  AMSTEL FUNDING CORPORATION++                                                  1.20        02/13/2009          323,858
     349,410  AMSTERDAM FUNDING CORPORATION++                                               0.50        02/23/2009          349,298
     264,704  ANTALIS US FUNDING CORPORATION++                                              0.70        02/19/2009          264,606
     285,881  ANZ DELAWARE INCORPORATED                                                     0.25        02/18/2009          285,852

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    317,645  ATLANTIC ASSET SECURITIZATION CORPORATION++                                   0.30%       02/12/2009   $    317,613
     338,821  BANK OF IRELAND++                                                             0.60        02/03/2009        338,804
     370,586  BARCLAYS BANK (NEW YORK) PLC+/-                                               0.69        02/11/2009        370,602
     328,117  BRYANT BANK FUNDING LLC++                                                     0.45        02/17/2009        328,047
     317,645  CALYON NY                                                                     3.12        02/09/2009        317,848
     370,586  CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        02/09/2009        370,549
     232,940  CHARIOT FUNDING LLC++                                                         0.45        02/25/2009        232,867
     270,323  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008          4,460
     208,121  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        05/19/2008          3,434
     148,234  CLIPPER RECEIVABLES CORPORATION++                                             0.75        02/03/2009        148,225
     127,058  CLIPPER RECEIVABLES CORPORATION++                                             0.80        02/06/2009        127,041
     338,821  CME GROUP INCORPORATED++                                                      0.45        02/06/2009        338,796
      28,588  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     3.90        10/01/2038         28,588
     158,823  CONOCOPHILLIPS                                                                0.45        02/09/2009        158,805
     285,881  DANSKE BANK A/S COPENHAGEN                                                    0.38        02/02/2009        285,881
     190,587  DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                            5.75        12/15/2037        190,587
     317,645  E.ON AG++                                                                     0.50        02/20/2009        317,557
     359,998  ENTERPRISE FUNDING LLC++                                                      0.45        02/18/2009        359,917
      31,765  ERASMUS CAPITAL CORPORATION++                                                 0.50        02/03/2009         31,763
     338,821  ERASMUS CAPITAL CORPORATION++                                                 0.60        02/02/2009        338,810
     169,411  FAIRWAY FINANCE CORPORATION++                                                 0.36        02/02/2009        169,407
     338,821  GEMINI SECURITIZATION INCORPORATED++                                          0.33        02/10/2009        338,790
      20,107  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,107)                        0.29        02/02/2009         20,107
     285,881  GREENWICH CAPITAL HOLDINGS INCORPORATED                                       0.37        02/02/2009        285,875
     997,229  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009        415,047
      17,470  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         1.25        11/01/2042         17,470
      21,176  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            1.00        01/01/2018         21,176
      31,765  IRISH LIFE & PERMANENT PLC                                                    0.90        02/02/2009         31,763
     307,057  IRISH LIFE & PERMANENT PLC                                                    1.05        02/02/2009        307,039
      31,765  IRISH LIFE & PERMANENT PLC++                                                  1.30        02/24/2009         31,737
      31,765  KANSAS CITY MO SPL GO+/-ss                                                    1.00        04/15/2025         31,765
     338,821  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.72        02/26/2009        338,645
      54,127  KITTY HAWK FUNDING CORPORATION++                                              0.25        02/02/2009         54,126
     338,821  LIBERTY STREET FUNDING CORPORATION++                                          0.48        02/25/2009        338,708
     142,940  LMA AMERICAS LLC++                                                            0.55        02/26/2009        142,883
     317,645  MATCHPOINT MASTER TRUST++                                                     0.45        02/18/2009        317,574
     338,821  METLIFE SHORT TERM FUNDING LLC++                                              0.50        02/12/2009        338,765
      45,529  MISSISSIPPI STATE GO+/-ss                                                     5.00        11/01/2028         45,529
     317,645  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $317,652)                       0.27        02/02/2009        317,645
      21,176  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.75        01/01/2018         21,176
     338,821  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40        02/02/2009        338,814
     359,998  PARK AVENUE RECEIVABLES CORPORATION++                                         0.35        02/02/2009        359,991
      84,705  RANGER FUNDING CORPORATION++                                                  0.35        02/02/2009         84,704
     211,763  RBS CITIZENS (GRAND CAYMAN)                                                   0.31        02/05/2009        211,763
     340,367  REGENCY MARKETS #1 LLC++                                                      0.35        02/09/2009        340,337
     211,763  ROMULUS FUNDING CORPORATION++                                                 0.80        02/26/2009        211,641
     105,882  ROMULUS FUNDING CORPORATION++                                                 0.85        02/25/2009        105,819
     326,931  SALISBURY RECEIVABLES COMPANY++                                               0.30        02/03/2009        326,923
     211,763  SOCIETE GENERALE NORTH AMERICA INCORPORATED                                   0.35        02/10/2009        211,743
      84,705  STARBIRD FUNDING CORPORATION++                                                0.40        02/02/2009         84,703
     105,882  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                          0.37        02/12/2009        105,869
     328,233  THUNDER BAY FUNDING INCORPORATED++                                            0.40        02/09/2009        328,200
     336,174  TICONDEROGA MASTER FUNDING LIMITED++                                          0.30        02/06/2009        336,158
     232,940  TULIP FUNDING CORPORATION++                                                   0.40        02/05/2009        232,927
      52,941  TULIP FUNDING CORPORATION++                                                   0.42        02/10/2009         52,935
      55,122  TULIP FUNDING CORPORATION++                                                   0.60        02/09/2009         55,114
     370,586  UNICREDITO ITALIANO NY                                                        0.57        03/03/2009        370,589
     385,089  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.38        07/28/2008        196,396
     223,627  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.41        08/07/2008        114,050
     274,188  VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.18        04/03/2008        139,836
     445,075  VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.19        02/15/2008        226,988

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP GROWTH FUND

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    417,493  WHITE PINE FINANCE LLC+++/-####(a)(i)                                         1.14%       02/22/2008   $    369,440
     148,234  YORKTOWN CAPITAL LLC++                                                        0.35        02/03/2009        148,230
                                                                                                                       15,716,763
                                                                                                                     ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,326,635)                                                             19,613,207
                                                                                                                     ------------
   SHARES
------------
SHORT-TERM INVESTMENTS: 1.36%
   1,254,101  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,254,101
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,254,101)                                                                          1,254,101
                                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $160,247,175)*                                                           120.22%                               $110,915,541
OTHER ASSETS AND LIABILITIES, NET                                              (20.22)                                (18,654,682)
                                                                               ------                                ------------
TOTAL NET ASSETS                                                               100.00%                               $ 92,260,859
                                                                               ------                                ------------

+       NON-INCOME EARNING SECURITIES.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-     VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,254,101.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                -------------
COMMON STOCKS: 97.27%
AMUSEMENT & RECREATION SERVICES: 2.02%
    444,672  WMS INDUSTRIES INCORPORATED+<<                                                                          $   9,880,612
                                                                                                                     -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.29%
    543,819  WRIGHT EXPRESS CORPORATION+                                                                                 6,340,930
                                                                                                                     -------------
BUSINESS SERVICES: 20.57%
    122,690  BANKRATE INCORPORATED+<<                                                                                    4,092,938
    230,100  FORRESTER RESEARCH INCORPORATED+                                                                            4,804,488
    559,405  GARTNER INCORPORATED+                                                                                       7,921,175
  1,623,914  GLOBAL CASH ACCESS INCORPORATED+                                                                            4,400,807
    936,978  LAWSON SOFTWARE INCORPORATED+                                                                               3,954,047
    965,231  MARCHEX INCORPORATED CLASS B                                                                                4,835,807
    201,200  MONSTER WORLDWIDE INCORPORATED+                                                                             1,853,052
  1,075,987  OMNITURE INCORPORATED+<<                                                                                    9,780,722
  1,332,216  ON ASSIGNMENT INCORPORATED+                                                                                 6,168,160
    221,907  PHASE FORWARD INCORPORATED+                                                                                 2,995,745
    877,500  SAPIENT CORPORATION+                                                                                        3,738,150
  2,531,808  SKILLSOFT PLC ADR+                                                                                         17,975,837
    865,834  SYKES ENTERPRISES INCORPORATED+                                                                            14,468,086
    565,949  SYNCHRONOSS TECHNOLOGIES INCORPORATED+<<                                                                    4,816,226
    704,636  TELETECH HOLDINGS INCORPORATED+                                                                             5,700,505
    463,656  THE KNOT INCORPORATED+                                                                                      3,189,953
                                                                                                                       100,695,698
                                                                                                                     -------------
CASINO & GAMING: 0.52%
    375,849  PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                      2,548,256
                                                                                                                     -------------
CHEMICALS & ALLIED PRODUCTS: 3.49%
    180,500  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                     3,476,430
    230,898  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                               5,650,074
    476,115  NOVEN PHARMACEUTICALS INCORPORATED+                                                                         4,727,822
    324,438  PAREXEL INTERNATIONAL CORPORATION+                                                                          3,208,692
                                                                                                                        17,063,018
                                                                                                                     -------------
COMMUNICATIONS: 3.82%
    593,256  CBEYOND INCORPORATED+<<                                                                                     9,337,849
    884,644  LIVE NATION INCORPORATED+<<                                                                                 4,626,688
    244,758  LODGENET ENTERTAINMENT CORPORATION+<<                                                                         232,520
  1,830,611  PAETEC HOLDING CORPORATION+                                                                                 2,471,325
    102,500  SBA COMMUNICATIONS CORPORATION CLASS A+                                                                     2,039,750
                                                                                                                        18,708,132
                                                                                                                     -------------
DEPOSITORY INSTITUTIONS: 0.90%
    289,700  FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                  2,778,223
     62,541  SIGNATURE BANK+                                                                                             1,606,678
                                                                                                                         4,384,901
                                                                                                                     -------------
E-COMMERCE/SERVICES: 3.13%
  1,398,566  GSI COMMERCE INCORPORATED+<<                                                                               11,985,711
     49,900  PRICELINE.COM INCORPORATED+<<                                                                               3,347,791
                                                                                                                        15,333,502
                                                                                                                     -------------
EATING & DRINKING PLACES: 0.47%
    302,800  TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                     2,310,364
                                                                                                                     -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

   SHARES    SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                -------------
EDUCATIONAL SERVICES: 0.64%
    179,793  GRAND CANYON EDUCATION INCORPORATED+<<                                                                  $   3,115,813
                                                                                                                     -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 15.34%
     95,587  ACUITY BRANDS INCORPORATED                                                                                  2,568,423
     42,200  DOLBY LABORATORIES INCORPORATED CLASS A+                                                                    1,078,632
    278,900  GRAFTECH INTERNATIONAL LIMITED+                                                                             2,233,989
    243,200  GREATBATCH INCORPORATED+<<                                                                                  5,666,560
  1,036,743  INFORMATION SERVICES GROUP INCORPORATED+                                                                    3,317,578
    169,800  INTERSIL CORPORATION CLASS A                                                                                1,580,838
    696,059  MICROSEMI CORPORATION+                                                                                      5,846,896
  2,394,150  PMC-SIERRA INCORPORATED+                                                                                   11,659,511
    387,551  POLYPORE INTERNATIONAL INCORPORATED+<<                                                                      2,681,853
    257,617  POWER INTEGRATIONS INCORPORATED<<                                                                           5,015,803
    121,400  REGAL-BELOIT CORPORATION                                                                                    4,122,744
    205,600  SILICON LABORATORIES INCORPORATED+<<                                                                        4,734,968
    711,978  SOLERA HOLDINGS INCORPORATED+                                                                              17,151,550
    203,164  SYNAPTICS INCORPORATED+<<                                                                                   4,788,575
    349,729  UNIVERSAL DISPLAY CORPORATION+<<                                                                            2,668,432
                                                                                                                        75,116,352
                                                                                                                     -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 6.45%
    169,488  ADVISORY BOARD COMPANY+                                                                                     2,966,040
    109,585  IHS INCORPORATED+                                                                                           4,799,823
    249,870  NAVIGANT CONSULTING INCORPORATED+                                                                           3,580,637
  1,007,714  RESOURCES CONNECTION INCORPORATED+<<                                                                       14,581,622
    121,098  WATSON WYATT & COMPANY HOLDINGS                                                                             5,631,057
                                                                                                                        31,559,179
                                                                                                                     -------------
FINANCIAL INSTITUTIONS: 0.64%
    401,500  DOLLAR FINANCIAL CORPORATION+<<                                                                             3,151,775
                                                                                                                     -------------
FOOD & KINDRED PRODUCTS: 0.48%
    661,120  SENOMYX INCORPORATED+                                                                                       2,346,976
                                                                                                                     -------------
FOOTWEAR: 0.34%
     31,800  DECKERS OUTDOOR CORPORATION+<<                                                                              1,661,232
                                                                                                                     -------------
HEALTH SERVICES: 1.70%
    178,422  CARDIONET INCORPORATED+                                                                                     4,046,611
    445,819  INVENTIV HEALTH INCORPORATED+                                                                               4,253,113
                                                                                                                         8,299,724
                                                                                                                     -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.77%
    466,853  HHGREGG INCORPORATED+<<                                                                                     3,781,509
                                                                                                                     -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.49%
  1,248,364  GREAT WOLF RESORTS INCORPORATED+<<                                                                          2,409,343
                                                                                                                     -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.30%
    466,490  ACTUANT CORPORATION CLASS A                                                                                 7,687,755
    307,784  GARDNER DENVER INCORPORATED+                                                                                6,700,458
     76,200  THE MIDDLEBY CORPORATION+<<                                                                                 1,764,792
                                                                                                                        16,153,005
                                                                                                                     -------------
INSURANCE CARRIERS: 2.90%
    239,600  FIRST MERCURY FINANCIAL CORPORATION+                                                                        2,647,580
     75,537  THE NAVIGATORS GROUP INCORPORATED+                                                                          3,878,070

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

   SHARES    SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                -------------
INSURANCE CARRIERS (continued)
    305,250  TOWER GROUP INCORPORATED<<                                                                              $   7,652,618
                                                                                                                        14,178,268
                                                                                                                     -------------
LEGAL SERVICES: 1.08%
    128,381  FTI CONSULTING INCORPORATED+<<                                                                              5,264,905
                                                                                                                     -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 9.53%
    342,000  ALIGN TECHNOLOGY INCORPORATED+<<                                                                            2,694,960
    445,326  CELERA CORPORATION+                                                                                         3,758,551
    158,000  ESTERLINE TECHNOLOGIES CORPORATION+                                                                         5,702,220
    732,367  EV3 INCORPORATED+                                                                                           3,962,105
  1,204,280  IXIA+                                                                                                       6,406,770
    303,555  SENORX INCORPORATED+                                                                                          758,888
    480,080  SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                                       5,765,761
    345,737  SONOSITE INCORPORATED+<<                                                                                    6,565,546
  1,081,007  SPECTRANETICS CORPORATION+                                                                                  3,243,021
    497,757  SYMMETRY MEDICAL INCORPORATED+                                                                              3,409,635
    158,470  VARIAN INCORPORATED+                                                                                        4,411,805
                                                                                                                        46,679,262
                                                                                                                     -------------
MEDICAL MANAGEMENT SERVICES: 0.84%
    272,300  COVENTRY HEALTH CARE INCORPORATED+                                                                          4,119,899
                                                                                                                     -------------
MEDICAL PRODUCTS: 1.16%
    435,320  VOLCANO CORPORATION+                                                                                        5,689,632
                                                                                                                     -------------
METAL FABRICATE, HARDWARE: 0.35%
    204,500  CHART INDUSTRIES INCORPORATED+                                                                              1,730,070
                                                                                                                     -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.60%
    872,912  SHUFFLE MASTER INCORPORATED+                                                                                2,959,172
                                                                                                                     -------------
MOTION PICTURES: 2.36%
    442,160  CINEMARK HOLDINGS INCORPORATED                                                                              3,497,486
    797,825  NATIONAL CINEMEDIA INCORPORATED                                                                             8,042,076
                                                                                                                        11,539,562
                                                                                                                     -------------
OIL & GAS EXTRACTION: 3.02%
    525,600  BRIGHAM EXPLORATION COMPANY+                                                                                1,314,000
    258,400  CONCHO RESOURCES INCORPORATED+                                                                              6,516,848
    128,500  GOODRICH PETROLEUM CORPORATION+<<                                                                           3,713,650
    254,900  VENOCO INCORPORATED+                                                                                          757,053
     85,700  WHITING PETROLEUM CORPORATION+                                                                              2,485,300
                                                                                                                        14,786,851
                                                                                                                     -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 5.60%
    719,416  INNERWORKINGS INCORPORATED+<<                                                                               2,381,267
    708,282  SHUTTERFLY INCORPORATED+<<                                                                                  4,681,744
    887,963  VISTAPRINT LIMITED+<<                                                                                      20,334,353
                                                                                                                        27,397,364
                                                                                                                     -------------
REAL ESTATE: 0.36%
    493,900  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                              1,778,040
                                                                                                                     -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.14%
    271,605  EVERCORE PARTNERS INCORPORATED CLASS A                                                                  $   3,050,124
    799,200  GFI GROUP INCORPORATED                                                                                      2,509,488
                                                                                                                         5,559,612
                                                                                                                     -------------
TRANSPORTATION EQUIPMENT: 0.70%
    161,900  POLARIS INDUSTRIES INCORPORATED                                                                             3,443,610
                                                                                                                     -------------
TRANSPORTATION SERVICES: 1.27%
    154,200  HUB GROUP INCORPORATED CLASS A+<<                                                                           3,500,340
    901,267  ORBITZ WORLDWIDE INCORPORATED+                                                                              2,703,801
                                                                                                                         6,204,141
                                                                                                                     -------------
TOTAL COMMON STOCKS (COST $714,068,406)                                                                                476,190,709
                                                                                                                     -------------
COLLATERAL FOR SECURITIES LENDING: 22.44%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.46%
  5,456,044  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                            5,456,044
  5,456,044  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                5,456,044
  5,456,044  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                  5,456,044
  5,456,044  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                       5,456,044
                                                                                                                        21,824,176
                                                                                                                     -------------


 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
-----------                                                                            -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.98%
$ 1,719,840  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.39%        02/05/2009       1,719,747
  1,779,145  AEGON N.V.                                                                    0.55         02/13/2009       1,778,792
    296,524  AEGON N.V.                                                                    0.60         02/13/2009         296,460
  1,897,755  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                 0.39         02/09/2009       1,897,598
  1,838,450  AMERICAN HONDA FINANCE CORPORATION                                            0.35         02/06/2009       1,838,342
  1,814,728  AMSTEL FUNDING CORPORATION++                                                  1.20         02/13/2009       1,813,941
  1,957,059  AMSTERDAM FUNDING CORPORATION++                                               0.50         02/23/2009       1,956,434
  1,482,621  ANTALIS US FUNDING CORPORATION++                                              0.70         02/19/2009       1,482,073
  1,601,230  ANZ DELAWARE INCORPORATED                                                     0.25         02/18/2009       1,601,070
  1,779,145  ATLANTIC ASSET SECURITIZATION CORPORATION++                                   0.30         02/12/2009       1,778,967
  1,897,755  BANK OF IRELAND++                                                             0.60         02/03/2009       1,897,660
  2,075,669  BARCLAYS BANK (NEW YORK) PLC+/-                                               0.69         02/11/2009       2,075,758
  1,837,797  BRYANT BANK FUNDING LLC++                                                     0.45         02/17/2009       1,837,407
  1,779,145  CALYON NY                                                                     3.12         02/09/2009       1,780,284
  2,075,669  CANCARA ASSET SECURITIZATION LIMITED++                                        0.40         02/09/2009       2,075,461
  1,304,706  CHARIOT FUNDING LLC++                                                         0.45         02/25/2009       1,304,299
  1,514,094  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00         02/25/2008          24,983
  1,165,698  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00         05/19/2008          19,234
    830,268  CLIPPER RECEIVABLES CORPORATION++                                             0.75         02/03/2009         830,216
    711,658  CLIPPER RECEIVABLES CORPORATION++                                             0.80         02/06/2009         711,563
  1,897,755  CME GROUP INCORPORATED++                                                      0.45         02/06/2009       1,897,612
    160,123  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     3.90         10/01/2038         160,123
    889,572  CONOCOPHILLIPS                                                                0.45         02/09/2009         889,472
  1,601,230  DANSKE BANK A/S COPENHAGEN                                                    0.38         02/02/2009       1,601,230
  1,067,487  DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                            5.75         12/15/2037       1,067,487
  1,779,145  E.ON AG++                                                                     0.50         02/20/2009       1,778,651
  2,016,364  ENTERPRISE FUNDING LLC++                                                      0.45         02/18/2009       2,015,911
    177,914  ERASMUS CAPITAL CORPORATION++                                                 0.50         02/03/2009         177,907
  1,897,755  ERASMUS CAPITAL CORPORATION++                                                 0.60         02/02/2009       1,897,691
    948,877  FAIRWAY FINANCE CORPORATION++                                                 0.36         02/02/2009         948,858
  1,897,755  GEMINI SECURITIZATION INCORPORATED++                                          0.33         02/10/2009       1,897,581
    112,620  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $112,623)                                0.29         02/02/2009         112,620

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

 PRINCIPAL   SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
-----------  ------------------------------------------------------------------------  -------------  -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,601,230  GREENWICH CAPITAL HOLDINGS INCORPORATED                                       0.37%        02/02/2009   $   1,601,197
  5,585,527  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00         08/23/2009       2,324,696
     97,853  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         1.25         11/01/2042          97,853
    118,610  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            1.00         01/01/2018         118,610
    177,914  IRISH LIFE & PERMANENT PLC                                                    0.90         02/02/2009         177,906
  1,719,840  IRISH LIFE & PERMANENT PLC                                                    1.05         02/02/2009       1,719,740
    177,914  IRISH LIFE & PERMANENT PLC++                                                  1.30         02/24/2009         177,760
    177,914  KANSAS CITY MO SPL GO+/-ss                                                    1.00         04/15/2025         177,914
  1,897,755  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.72         02/26/2009       1,896,768
    303,166  KITTY HAWK FUNDING CORPORATION++                                              0.25         02/02/2009         303,162
  1,897,755  LIBERTY STREET FUNDING CORPORATION++                                          0.48         02/25/2009       1,897,122
    800,615  LMA AMERICAS LLC++                                                            0.55         02/26/2009         800,297
  1,779,145  MATCHPOINT MASTER TRUST++                                                     0.45         02/18/2009       1,778,745
  1,897,755  METLIFE SHORT TERM FUNDING LLC++                                              0.50         02/12/2009       1,897,438
    255,011  MISSISSIPPI STATE GO+/-ss                                                     5.00         11/01/2028         255,011
  1,779,145  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $1,779,185)                              0.27         02/02/2009       1,779,145
    118,610  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.75         01/01/2018         118,610
  1,897,755  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40         02/02/2009       1,897,712
  2,016,364  PARK AVENUE RECEIVABLES CORPORATION++                                         0.35         02/02/2009       2,016,325
    474,439  RANGER FUNDING CORPORATION++                                                  0.35         02/02/2009         474,429
  1,186,097  RBS CITIZENS (GRAND CAYMAN)                                                   0.31         02/05/2009       1,186,097
  1,906,413  REGENCY MARKETS #1 LLC++                                                      0.35         02/09/2009       1,906,246
  1,186,097  ROMULUS FUNDING CORPORATION++                                                 0.80         02/26/2009       1,185,411
    593,048  ROMULUS FUNDING CORPORATION++                                                 0.85         02/25/2009         592,698
  1,831,155  SALISBURY RECEIVABLES COMPANY++                                               0.30         02/03/2009       1,831,109
  1,186,097  SOCIETE GENERALE NORTH AMERICA INCORPORATED                                   0.35         02/10/2009       1,185,981
    474,439  STARBIRD FUNDING CORPORATION++                                                0.40         02/02/2009         474,428
    593,048  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                          0.37         02/12/2009         592,975
  1,838,450  THUNDER BAY FUNDING INCORPORATED++                                            0.40         02/09/2009       1,838,266
  1,882,928  TICONDEROGA MASTER FUNDING LIMITED++                                          0.30         02/06/2009       1,882,834
  1,304,706  TULIP FUNDING CORPORATION++                                                   0.40         02/05/2009       1,304,634
    296,524  TULIP FUNDING CORPORATION++                                                   0.42         02/10/2009         296,490
    308,741  TULIP FUNDING CORPORATION++                                                   0.60         02/09/2009         308,695
  2,075,669  UNICREDITO ITALIANO NY                                                        0.57         03/03/2009       2,075,687
  2,156,903  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.38         07/28/2008       1,100,021
  1,252,547  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.41         08/07/2008         638,799
  1,535,738  VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.18         04/03/2008         783,226
  2,492,884  VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.19         02/15/2008       1,271,371
  2,338,400  WHITE PINE FINANCE LLC+++/-####(a)(i)                                         1.14         02/22/2008       2,069,250
    830,268  YORKTOWN CAPITAL LLC++                                                        0.35         02/03/2009         830,244
                                                                                                                        88,030,334
                                                                                                                     -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $113,283,170)                                                            109,854,510
                                                                                                                     -------------

  SHARES
-----------
SHORT-TERM INVESTMENTS: 5.60%
 27,419,026  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               27,419,026
                                                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (COST $27,419,026)                                                                         27,419,026
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $854,770,602)*                                                           125.31%                               $ 613,464,245
OTHER ASSETS AND LIABILITIES, NET                                              (25.31)                                (123,913,949)
                                                                               ------                                -------------
TOTAL NET ASSETS                                                               100.00%                               $ 489,550,296
                                                                               ------                                -------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-     VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $27,419,026.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                ------------
COMMON STOCKS: 89.34%
APPAREL & ACCESSORY STORES: 1.06%
     266,600  CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                         $  5,014,746
                                                                                                                     ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.84%
     207,200  STANDARD PARKING CORPORATION+                                                                             3,965,808
                                                                                                                     ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.48%
     107,700  PERINI CORPORATION<<+                                                                                     2,245,545
                                                                                                                     ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.58%
     452,800  CENTRAL GARDEN & PET COMPANY+                                                                             2,734,912
                                                                                                                     ------------
BUSINESS SERVICES: 12.95%
     492,500  ASPEN TECHNOLOGY INCORPORATED+                                                                            3,299,750
      22,000  CAPELLA EDUCATION COMPANY<<+                                                                              1,217,260
     324,600  F5 NETWORKS INCORPORATED<<+                                                                               7,196,382
     322,400  GARTNER INCORPORATED<<+                                                                                   4,565,184
     195,850  H&E EQUIPMENT SERVICES INCORPORATED+                                                                      1,306,320
     169,700  HEALTHCARE SERVICES GROUP                                                                                 2,599,804
     145,600  HMS HOLDINGS CORPORATION+                                                                                 4,506,320
     134,800  HURON CONSULTING GROUP INCORPORATED<<+                                                                    6,737,304
     382,400  INFORMATICA CORPORATION<<+                                                                                4,879,424
     735,800  INTERNAP NETWORK SERVICES+                                                                                1,979,302
     337,500  INTERWOVEN INCORPORATED+                                                                                  5,322,375
     151,300  LAMAR ADVERTISING COMPANY CLASS A<<+                                                                      1,363,213
     433,500  ONLINE RESOURCES CORPORATION+                                                                             1,369,860
     392,300  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        3,530,700
     155,700  RENT-A-CENTER INCORPORATED+                                                                               2,312,145
     816,800  SONICWALL INCORPORATED+                                                                                   2,875,136
     961,600  VALUECLICK INCORPORATED+                                                                                  6,010,000
                                                                                                                       61,070,479
                                                                                                                     ------------
CASINO & GAMING: 0.34%
     234,500  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                    1,589,910
                                                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS: 3.48%
     387,700  CABOT CORPORATION                                                                                         5,179,672
     107,800  IMMUCOR INCORPORATED+                                                                                     2,987,138
     160,300  NBTY INCORPORATED+                                                                                        3,024,861
     412,200  NOVA CHEMICALS CORPORATION                                                                                  737,838
     152,000  PERRIGO COMPANY                                                                                           4,461,200
                                                                                                                       16,390,709
                                                                                                                     ------------
COMMUNICATIONS: 1.84%
      82,700  CBEYOND INCORPORATED<<+                                                                                   1,301,698
     451,800  CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                              2,340,324
     337,500  KNOLOGY INCORPORATED<<+                                                                                   1,586,250
     256,200  SYNIVERSE HOLDINGS INCORPORATED+                                                                          3,474,072
                                                                                                                        8,702,344
                                                                                                                     ------------
DEPOSITORY INSTITUTIONS: 5.00%
      63,600  BANK OF HAWAII CORPORATION                                                                                2,281,332
      71,200  BERKSHIRE HILLS BANCORP INCORPORATED                                                                      1,674,624
      81,397  CULLEN FROST BANKERS INCORPORATED                                                                         3,562,747
     141,510  CVB FINANCIAL CORPORATION<<                                                                               1,272,175
     542,900  EURONET WORLDWIDE INCORPORATED+                                                                           5,456,145
     165,400  SVB FINANCIAL GROUP<<+                                                                                    3,435,358

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                ------------
DEPOSITORY INSTITUTIONS (continued)
     138,600  WESTAMERICA BANCORPORATION                                                                             $  5,922,378
                                                                                                                       23,604,759
                                                                                                                     ------------
EATING & DRINKING PLACES: 0.25%
     121,700  SONIC CORPORATION+                                                                                        1,185,358
                                                                                                                     ------------
ELECTRIC, GAS & SANITARY SERVICES: 6.82%
      83,700  CLEAN HARBORS INCORPORATED+                                                                               4,478,787
     110,700  CLECO CORPORATION                                                                                         2,529,495
     211,100  NORTHWESTERN CORPORATION                                                                                  5,110,731
     199,400  PORTLAND GENERAL ELECTRIC COMPANY                                                                         3,878,330
      96,400  UIL HOLDINGS CORPORATION                                                                                  2,547,852
     119,400  UNISOURCE ENERGY CORPORATION                                                                              3,371,856
     352,750  WASTE CONNECTIONS INCORPORATED+                                                                          10,236,805
                                                                                                                       32,153,856
                                                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.47%
   1,424,500  ANADIGICS INCORPORATED<<+                                                                                 2,891,735
     387,200  HARMONIC INCORPORATED+                                                                                    1,994,080
      44,600  MEMSIC INCORPORATED+                                                                                         73,590
     609,900  QLOGIC CORPORATION+                                                                                       6,904,068
     294,300  SEMTECH CORPORATION+                                                                                      3,458,025
      69,300  STANDARD MICROSYSTEMS CORPORATION+                                                                          959,805
     652,500  VISHAY INTERTECHNOLOGY INCORPORATED+                                                                      1,931,400
     406,600  VOLTERRA SEMICONDUCTOR CORPORATION+                                                                       2,846,200
                                                                                                                       21,058,903
                                                                                                                     ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.61%
     321,600  GENPACT LIMITED+                                                                                          2,633,904
     563,400  LEXICON GENETICS INCORPORATED<<+                                                                            670,446
     155,900  LUMINEX CORPORATION<<+                                                                                    3,175,683
      95,000  SEATTLE GENETICS INCORPORATED+                                                                              958,550
     104,800  WATSON WYATT & COMPANY HOLDINGS                                                                           4,873,200
                                                                                                                       12,311,783
                                                                                                                     ------------
FOOD & KINDRED PRODUCTS: 2.40%
      58,700  BOSTON BEER COMPANY INCORPORATED<<+                                                                       1,481,588
     124,900  SANDERSON FARMS INCORPORATED                                                                              4,518,882
     341,400  UNITED NATURAL FOODS INCORPORATED<<+                                                                      5,305,356
                                                                                                                       11,305,826
                                                                                                                     ------------
HEALTH SERVICES: 2.83%
     213,000  AMSURG CORPORATION+                                                                                       4,172,670
      80,500  ATHENAHEALTH INCORPORATED<<+                                                                              2,904,440
     377,400  SKILLED HEALTHCARE GROUP INCORPORATED+                                                                    3,143,742
     274,800  SUN HEALTHCARE GROUP INCORPORATED+                                                                        3,113,484
                                                                                                                       13,334,336
                                                                                                                     ------------
HOLDING & OTHER INVESTMENT OFFICES: 2.81%
     141,950  ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                    2,149,123
     138,400  DIGITAL REALITY TRUST INCORPORATED<<                                                                      4,414,960
     223,600  INVESTORS REAL ESTATE TRUST<<                                                                             2,224,820
     248,500  MFA MORTGAGE INVESTMENTS INCORPORATED                                                                     1,423,905

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                ------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
     212,000  NATIONAL RETAIL PROPERTIES INCORPORATED                                                                $  3,059,160
                                                                                                                       13,271,968
                                                                                                                     ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.78%
     445,600  HOME INNS & HOTELS MANAGEMENT ADR<<+                                                                      3,698,480
                                                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.29%
     123,500  ACTUANT CORPORATION CLASS A                                                                               2,035,280
     269,200  DRESSER-RAND GROUP INCORPORATED+                                                                          5,244,016
     324,900  EMULEX CORPORATION+                                                                                       1,855,179
     163,000  IDEX CORPORATION                                                                                          3,685,430
     339,200  INTERMEC INCORPORATED+                                                                                    4,212,864
      39,700  NORDSON CORPORATION<<                                                                                     1,199,337
      26,900  SCANSOURCE INCORPORATED+                                                                                    503,568
     609,400  SCIENTIFIC GAMES CORPORATION CLASS A+                                                                     7,660,158
     276,129  SHAW INDUSTRIES LIMITED CLASS A                                                                           3,287,652
                                                                                                                       29,683,484
                                                                                                                     ------------
INSURANCE CARRIERS: 5.75%
     115,100  AMERIGROUP CORPORATION+                                                                                   3,219,347
     268,047  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                8,338,942
     708,300  CONSECO INCORPORATED+                                                                                     1,650,339
     389,900  REINSURANCE GROUP OF AMERICA INCORPORATED                                                                13,892,137
                                                                                                                       27,100,765
                                                                                                                     ------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.51%
     482,500  GEO GROUP INCORPORATED<<+                                                                                 7,141,000
                                                                                                                     ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.92%
   1,051,700  BRUKER BIOSCIENCES CORPORATION+                                                                           4,238,351
     323,700  CEPHEID INCORPORATED<<+                                                                                   2,408,328
     336,600  COOPER COMPANIES INCORPORATED                                                                             6,385,302
     256,400  FEI COMPANY<<+                                                                                            4,666,480
      99,200  HAEMONETICS CORPORATION+                                                                                  5,867,680
     173,100  ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                                    2,923,659
     292,200  VEECO INSTRUMENTS INCORPORATED<<+                                                                         1,411,326
                                                                                                                       27,901,126
                                                                                                                     ------------
MEDICAL EQUIPMENT & SUPPLIES: 2.43%
     721,100  PSS WORLD MEDICAL INCORPORATED+                                                                          11,451,068
                                                                                                                     ------------
MEDICAL PRODUCTS: 0.46%
     166,600  VOLCANO CORPORATION+                                                                                      2,177,462
                                                                                                                     ------------
METAL MINING: 1.56%
     155,700  PAN AMERICAN SILVER CORPORATION<<+                                                                        2,832,183
      43,600  ROYAL GOLD INCORPORATED<<                                                                                 2,096,288
     300,078  YAMANA GOLD INCORPORATED<<                                                                                2,418,625
                                                                                                                        7,347,096
                                                                                                                     ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.81%
     433,500  CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                   2,601,000
     355,800  SHUFFLE MASTER INCORPORATED+                                                                              1,206,162
                                                                                                                        3,807,162
                                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                ------------
OIL & GAS EXTRACTION: 2.69%
     537,721  GALLEON ENERGY INCORPORATED A+                                                                         $  1,411,997
     226,800  KEY ENERGY SERVICES INCORPORATED+                                                                           773,388
     262,000  PLAINS EXPLORATION & PRODUCTION COMPANY+                                                                  5,533,440
     255,700  ST. MARY LAND & EXPLORATION COMPANY<<                                                                     4,947,795
                                                                                                                       12,666,620
                                                                                                                     ------------
PAPER & ALLIED PRODUCTS: 1.21%
     220,900  SONOCO PRODUCTS COMPANY                                                                                   5,065,237
      66,900  WAUSAU PAPER CORPORATION                                                                                    636,219
                                                                                                                        5,701,456
                                                                                                                     ------------
PERSONAL SERVICES: 0.48%
     203,200  REGIS CORPORATION                                                                                         2,286,000
                                                                                                                     ------------
PRIMARY METAL INDUSTRIES: 0.91%
     257,400  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                  3,232,944
      26,700  SCHNITZER STEEL INDUSTRY<<                                                                                1,048,509
                                                                                                                        4,281,453
                                                                                                                     ------------
RAILROAD TRANSPORTATION: 0.66%
     171,000  KANSAS CITY SOUTHERN+                                                                                     3,105,360
                                                                                                                     ------------
REAL ESTATE: 0.55%
     791,200  CHIMERA INVESTMENT CORPORATION                                                                            2,610,960
                                                                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.86%
     106,811  HEALTH CARE REIT INCORPORATED<<                                                                           4,038,524
                                                                                                                     ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.17%
     166,300  WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                               5,524,486
                                                                                                                     ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.12%
     129,800  INVESTMENT TECHNOLOGY GROUP INCORPORATED<<+                                                               2,814,064
      94,100  LAZARD LIMITED                                                                                            2,493,650
                                                                                                                        5,307,714
                                                                                                                     ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.70%
      91,900  CARBO CERAMICS INCORPORATED                                                                               3,303,805
                                                                                                                     ------------
TEXTILE MILL PRODUCTS: 0.07%
      77,800  INTERFACE INCORPORATED                                                                                      317,424
                                                                                                                     ------------
TRANSPORTATION EQUIPMENT: 0.22%
      98,000  THOR INDUSTRIES INCORPORATED<<                                                                            1,036,840
                                                                                                                     ------------
TRANSPORTATION SERVICES: 0.80%
     458,900  AMBASSADORS GROUP INCORPORATED                                                                            3,795,103
                                                                                                                     ------------
WATER TRANSPORTATION: 0.46%
     203,700  SEASPAN CORPORATION<<                                                                                     2,155,146
                                                                                                                     ------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.00%
     133,500  AIRGAS INCORPORATED                                                                                       4,713,885
                                                                                                                     ------------
WHOLESALE TRADE-DURABLE GOODS: 2.17%
     131,400  BORGWARNER INCORPORATED                                                                                   2,218,032

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
WHOLESALE TRADE-DURABLE GOODS (continued)
    692,200   LKQ CORPORATION+                                                                                       $    7,994,910
                                                                                                                         10,212,942
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $580,003,096)                                                                                 421,306,603
                                                                                                                     --------------
INVESTMENT COMPANIES: 2.41%
    256,100   ISHARES RUSSELL 2000 INDEX FUND                                                                            11,391,328
TOTAL INVESTMENT COMPANIES (COST $13,457,459)                                                                            11,391,328
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 13.91%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.76%
  3,257,683   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                            3,257,683
  3,257,683   BLACKROCK LIQUIDITY FUND STEMPFUND PORTFOLIO                                                                3,257,683
  3,257,683   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                  3,257,683
  3,257,683   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                       3,257,683
                                                                                                                         13,030,732
                                                                                                                     --------------


 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
-----------                                                                            -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.15%
$ 1,026,878   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                  0.39%        02/05/2009        1,026,823
  1,062,288   AEGON N.V.                                                                   0.55         02/13/2009        1,062,077
    177,048   AEGON N.V.                                                                   0.60         02/13/2009          177,010
  1,133,107   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                0.39         02/09/2009        1,133,014
  1,097,697   AMERICAN HONDA FINANCE CORPORATION                                           0.35         02/06/2009        1,097,633
  1,083,534   AMSTEL FUNDING CORPORATION++                                                 1.20         02/13/2009        1,083,064
  1,168,517   AMSTERDAM FUNDING CORPORATION++                                              0.50         02/23/2009        1,168,143
    885,240   ANTALIS US FUNDING CORPORATION++                                             0.70         02/19/2009          884,913
    956,059   ANZ DELAWARE INCORPORATED                                                    0.25         02/18/2009          955,963
  1,062,288   ATLANTIC ASSET SECURITIZATION CORPORATION++                                  0.30         02/12/2009        1,062,182
  1,133,107   BANK OF IRELAND++                                                            0.60         02/03/2009        1,133,050
  1,239,336   BARCLAYS BANK (NEW YORK) PLC+/-                                              0.69         02/11/2009        1,239,389
  1,097,308   BRYANT BANK FUNDING LLC++                                                    0.45         02/17/2009        1,097,075
  1,062,288   CALYON NY                                                                    3.12         02/09/2009        1,062,968
  1,239,336   CANCARA ASSET SECURITIZATION LIMITED++                                       0.40         02/09/2009        1,239,212
    779,011   CHARIOT FUNDING LLC++                                                        0.45         02/25/2009          778,768
    904,032   CHEYNE FINANCE LLC+++/-####(a)(i)                                            0.00         02/25/2008           14,917
    696,012   CHEYNE FINANCE LLC+++/-####(a)(i)                                            0.00         05/19/2008           11,484
    495,734   CLIPPER RECEIVABLES CORPORATION++                                            0.75         02/03/2009          495,703
    424,915   CLIPPER RECEIVABLES CORPORATION++                                            0.80         02/06/2009          424,858
  1,133,107   CME GROUP INCORPORATED++                                                     0.45         02/06/2009        1,133,022
     95,606   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    3.90         10/01/2038           95,606
    531,144   CONOCOPHILLIPS                                                               0.45         02/09/2009          531,084
    956,059   DANSKE BANK A/S COPENHAGEN                                                   0.38         02/02/2009          956,059
    637,373   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                           5.75         12/15/2037          637,373
  1,062,288   E.ON AG++                                                                    0.50         02/20/2009        1,061,993
  1,203,926   ENTERPRISE FUNDING LLC++                                                     0.45         02/18/2009        1,203,655
    106,229   ERASMUS CAPITAL CORPORATION++                                                0.50         02/03/2009          106,224
  1,133,107   ERASMUS CAPITAL CORPORATION++                                                0.60         02/02/2009        1,133,069
    566,554   FAIRWAY FINANCE CORPORATION++                                                0.36         02/02/2009          566,542
  1,133,107   GEMINI SECURITIZATION INCORPORATED++                                         0.33         02/10/2009        1,133,003
     67,243   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $67,245)                       0.29         02/02/2009           67,243
    956,059   GREENWICH CAPITAL HOLDINGS INCORPORATED                                      0.37         02/02/2009          956,039
  3,334,994   GRYPHON FUNDING LIMITED(a)(i)                                                0.00         08/23/2009        1,388,024
     58,426   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        1.25         11/01/2042           58,426
     70,819   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                           1.00         01/01/2018           70,819
    106,229   IRISH LIFE & PERMANENT PLC                                                   0.90         02/02/2009          106,223
  1,026,878   IRISH LIFE & PERMANENT PLC                                                   1.05         02/02/2009        1,026,818

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
-----------   -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   106,229   IRISH LIFE & PERMANENT PLC++                                                 1.30%        02/24/2009   $      106,137
    106,229   KANSAS CITY MO SPL GO+/-ss                                                   1.00         04/15/2025          106,229
  1,133,107   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                               0.72         02/26/2009        1,132,518
    181,014   KITTY HAWK FUNDING CORPORATION++                                             0.25         02/02/2009          181,011
  1,133,107   LIBERTY STREET FUNDING CORPORATION++                                         0.48         02/25/2009        1,132,729
    478,030   LMA AMERICAS LLC++                                                           0.55         02/26/2009          477,840
  1,062,288   MATCHPOINT MASTER TRUST++                                                    0.45         02/18/2009        1,062,049
  1,133,107   METLIFE SHORT TERM FUNDING LLC++                                             0.50         02/12/2009        1,132,918
    152,261   MISSISSIPPI STATE GO+/-ss                                                    5.00         11/01/2028          152,261
  1,062,288   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,062,312)                    0.27         02/02/2009        1,062,288
     70,819   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     3.75         01/01/2018           70,819
  1,133,107   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                    0.40         02/02/2009        1,133,082
  1,203,926   PARK AVENUE RECEIVABLES CORPORATION++                                        0.35         02/02/2009        1,203,903
    283,277   RANGER FUNDING CORPORATION++                                                 0.35         02/02/2009          283,271
    708,192   RBS CITIZENS (GRAND CAYMAN)                                                  0.31         02/05/2009          708,192
  1,138,277   REGENCY MARKETS #1 LLC++                                                     0.35         02/09/2009        1,138,177
    708,192   ROMULUS FUNDING CORPORATION++                                                0.80         02/26/2009          707,783
    354,096   ROMULUS FUNDING CORPORATION++                                                0.85         02/25/2009          353,887
  1,093,342   SALISBURY RECEIVABLES COMPANY++                                              0.30         02/03/2009        1,093,315
    708,192   SOCIETE GENERALE NORTH AMERICA INCORPORATED                                  0.35         02/10/2009          708,123
    283,277   STARBIRD FUNDING CORPORATION++                                               0.40         02/02/2009          283,270
    354,096   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                         0.37         02/12/2009          354,052
  1,097,697   THUNDER BAY FUNDING INCORPORATED++                                           0.40         02/09/2009        1,097,588
  1,124,255   TICONDEROGA MASTER FUNDING LIMITED++                                         0.30         02/06/2009        1,124,198
    779,011   TULIP FUNDING CORPORATION++                                                  0.40         02/05/2009          778,968
    177,048   TULIP FUNDING CORPORATION++                                                  0.42         02/10/2009          177,027
    184,342   TULIP FUNDING CORPORATION++                                                  0.60         02/09/2009          184,315
  1,239,336   UNICREDITO ITALIANO NY                                                       0.57         03/03/2009        1,239,348
  1,287,839   VICTORIA FINANCE LLC+++/-####(a)(i)                                          0.38         07/28/2008          656,798
    747,868   VICTORIA FINANCE LLC+++/-####(a)(i)                                          0.41         08/07/2008          381,413
    916,955   VICTORIA FINANCE LLC+++/-####(a)(i)                                          1.18         04/03/2008          467,647
  1,488,446   VICTORIA FINANCE LLC+++/-####(a)(i)                                          1.19         02/15/2008          759,107
  1,396,207   WHITE PINE FINANCE LLC+++/-####(a)(i)                                        1.14         02/22/2008        1,235,503
    495,734   YORKTOWN CAPITAL LLC++                                                       0.35         02/03/2009          495,720
                                                                                                                         52,560,954
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $69,811,507)                                                               65,591,686
                                                                                                                     --------------
   SHARES
-----------
SHORT-TERM INVESTMENTS: 10.10%
 47,620,889   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               47,620,889
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $47,620,889)                                                                          47,620,889
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $710,892,951)*                                                           115.76%                               $  545,910,506
OTHER ASSETS AND LIABILITIES, NET                                              (15.76)                                  (74,338,011)
                                                                              -------                                --------------
TOTAL NET ASSETS                                                               100.00%                               $  471,572,495
                                                                              -------                                --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $47,620,889.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                               VALUE
------------  ----------------------------------------------------------------------                                 --------------
COMMON STOCKS: 88.36%
AMUSEMENT & RECREATION SERVICES: 0.04%
     519,250  CENTURY CASINOS INCORPORATED+                                                                          $      856,763
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 1.04%
   2,145,635  COLLECTIVE BRANDS INCORPORATED+#                                                                           22,893,925
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.25%
   1,574,605  PALM HARBOR HOMES INCORPORATED+**                                                                           5,574,102
                                                                                                                     --------------
BUSINESS SERVICES: 5.23%
  18,967,126  3COM CORPORATION+                                                                                          44,193,404
   2,248,800  ABM INDUSTRIES INCORPORATED#                                                                               33,394,680
     700,830  COGNEX CORPORATION#                                                                                         9,152,840
     728,620  HEALTHCARE SERVICES GROUP                                                                                  11,162,458
     300,000  HIGHLANDS ACQUISITION CORPORATION+                                                                          2,808,000
   2,045,400  HILL INTERNATIONAL INCORPORATED+#                                                                          11,249,700
     527,300  KFORCE INCORPORATED+                                                                                        3,295,625
                                                                                                                        115,256,707
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 2.76%
     892,100  CALGON CARBON CORPORATION+#                                                                                11,213,697
     517,309  LIFE TECHNOLOGIES CORPORATION+                                                                             13,170,689
     271,000  OM GROUP INCORPORATED+#                                                                                     5,251,980
   4,989,514  ORASURE TECHNOLOGIES INCORPORATED+**                                                                       14,369,800
   2,654,500  PRESTIGE BRANDS HOLDINGS INCORPORATED+**                                                                   16,856,075
                                                                                                                         60,862,241
                                                                                                                     --------------
COMMUNICATIONS: 0.95%
   2,184,005  CHINA GRENTECH CORPORATION LIMITED ADR+**                                                                   2,184,005
   8,328,290  CINCINNATI BELL INCORPORATED+                                                                              11,576,323
  14,533,420  CITADEL BROADCASTING CORPORATION+                                                                           2,616,016
     659,880  ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                               554,299
     386,800  MASTEC INCORPORATED+#                                                                                       4,111,684
                                                                                                                         21,042,327
                                                                                                                     --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.70%
    3,212,000 CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES#                                                          36,167,120
     242,225  MATRIX SERVICE COMPANY+                                                                                     1,281,370
                                                                                                                         37,448,490
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 0.83%
     157,700  CITY NATIONAL CORPORATION                                                                                   5,457,997
     578,300  FIRST HORIZON NATIONAL CORPORATION                                                                          5,505,416
     150,900  IBERIABANK CORPORATION#                                                                                     6,396,651
   1,169,325  THE COLONIAL BANCGROUP INCORPORATED+                                                                          923,767
                                                                                                                         18,283,831
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.40%
   2,082,600  GRAFTECH INTERNATIONAL LIMITED+                                                                            16,681,626
  11,799,700  MRV COMMUNICATIONS INCORPORATED+**                                                                          6,017,847
   1,603,900  OSI SYSTEMS INCORPORATED+#**                                                                               23,465,057
   4,152,200  POWER-ONE INCORPORATED+**                                                                                   4,235,244
   2,185,200  POWERWAVE TECHNOLOGIES+                                                                                       983,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                               VALUE
------------  ----------------------------------------------------------------------                                 --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     508,000  VISHAY INTERTECHNOLOGY INCORPORATED+                                                                   $    1,503,680
                                                                                                                         52,886,794
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.56%
     600,175  INFINITY PHARMACEUTICALS INCORPORATED+                                                                      4,873,421
   1,533,500  SYMYX TECHNOLOGIES INCORPORATED+                                                                            7,360,800
                                                                                                                         12,234,221
                                                                                                                     --------------
FINANCIAL SERVICES: 0.66%
     700,000  KBW REGIONAL BANKING ETF                                                                                   14,518,000
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 1.83%
   6,059,400  DEL MONTE FOODS COMPANY                                                                                    40,355,604
                                                                                                                     --------------
HEALTH SERVICES: 4.50%
     414,700  AMEDISYS INCORPORATED+                                                                                     17,098,081
     532,700  COMMUNITY HEALTH SYSTEMS INCORPORATED+#                                                                     9,929,528
   2,463,951  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                     18,454,993
   1,254,541  GENTIVA HEALTH SERVICES INCORPORATED+                                                                      31,714,796
     724,800  HEALTHWAYS INCORPORATED+                                                                                   10,016,736
   1,538,500  MDS INCORPORATED+                                                                                          11,954,145
                                                                                                                         99,168,279
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 9.48%
   4,917,700  ANNALY CAPITAL MANAGEMENT INCORPORATED#                                                                    74,453,978
   3,848,800  ANWORTH MORTGAGE ASSET CORPORATION                                                                         23,862,560
   4,410,700  CAPSTEAD MORTGAGE CORPORATION#                                                                             47,062,169
   2,005,100  HILLTOP HOLDINGS INCORPORATED+                                                                             20,051,000
   5,874,600  MFA MORTGAGE INVESTMENTS INCORPORATED                                                                      33,661,458
     819,100  SUN COMMUNITIES INCORPORATED                                                                                9,829,200
                                                                                                                        208,920,365
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.06%
   1,035,800  EMPIRE RESORTS INCORPORATED+                                                                                1,211,886
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.61%
   3,094,255  CRAY INCORPORATED+**                                                                                        5,940,970
   3,349,155  INTERMEC INCORPORATED+                                                                                     41,596,505
     154,900  SMITH INTERNATIONAL INCORPORATED#                                                                           3,516,230
     337,400  TEREX CORPORATION+                                                                                          3,994,816
   1,668,200  VOYAGER LEARNING COMPANY+                                                                                   2,502,300
                                                                                                                         57,550,821
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.25%
     651,200  ONEBEACON INSURANCE GROUP LIMITED                                                                           5,502,640
                                                                                                                     --------------
INSURANCE CARRIERS: 3.94%
   1,590,000  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+#**                                                              49,464,900
     724,120  FIRST ACCEPTANCE CORPORATION+                                                                               2,034,777
     642,700  MERCURY GENERAL CORPORATION                                                                                24,898,198
     607,800  NYMAGIC INCORPORATED**                                                                                     10,369,068
                                                                                                                         86,766,943
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                               VALUE
------------  ----------------------------------------------------------------------                                 --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.83%
   2,724,800  GEO GROUP INCORPORATED+                                                                                $   40,327,040
                                                                                                                     --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.65%
   8,245,000  CHAMPION ENTERPRISES INCORPORATED+**                                                                        3,792,700
     525,755  SKYLINE CORPORATION**                                                                                      10,557,160
                                                                                                                         14,349,860
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.49%
     947,817  COHERENT INCORPORATED+                                                                                     17,146,010
     697,600  HOLOGIC INCORPORATED+                                                                                       8,224,704
     816,100  ION GEOPHYSICAL CORPORATION+                                                                                1,224,150
   3,078,740  LTX-CREDENCE CORPORATION+                                                                                     892,835
     766,500  SYMMETRY MEDICAL INCORPORATED+                                                                              5,250,525
                                                                                                                         32,738,224
                                                                                                                     --------------
METAL MINING: 13.33%
   4,035,835  APEX SILVER MINES LIMITED+**(a)                                                                             2,865,443
   2,438,700  ELDORADO GOLD CORPORATION+#                                                                                18,899,925
   3,312,200  GOLDCORP INCORPORATED#                                                                                     97,941,754
   3,508,753  RANDGOLD RESOURCES LIMITED ADR#                                                                           155,999,158
     109,500  ROYAL GOLD INCORPORATED#                                                                                    5,264,760
   1,574,300  YAMANA GOLD INCORPORATED#                                                                                  12,688,858
                                                                                                                        293,659,898
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.20%
   2,280,300  ACCO BRANDS CORPORATION+                                                                                    4,378,176
                                                                                                                     --------------
MOTION PICTURES: 0.68%
     526,000  DISCOVERY COMMUNICATIONS INCORPORATED+#                                                                     7,627,000
     504,900  DISCOVERY HOLDING COMPANY+                                                                                  7,260,462
                                                                                                                         14,887,462
                                                                                                                     --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.68%
     931,240  COVENANT TRANSPORT INCORPORATED CLASS A+**                                                                  1,694,857
   4,650,200  YRC WORLDWIDE INCORPORATED+#                                                                               13,392,576
                                                                                                                         15,087,433
                                                                                                                     --------------
OIL & GAS EXTRACTION: 17.13%
   1,083,800  BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                           1,116,314
   1,014,700  FOREST OIL CORPORATION+#                                                                                   15,220,500
   7,967,700  GLOBAL INDUSTRIES LIMITED+**                                                                               27,488,565
   1,165,000  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                  5,999,750
   1,244,900  HELMERICH & PAYNE INCORPORATED#                                                                            27,960,454
   1,193,300  HERCULES OFFSHORE INCORPORATED+#                                                                            4,439,076
   3,061,100  KEY ENERGY SERVICES INCORPORATED+                                                                          10,438,351
     661,900  MARINER ENERGY INCORPORATED+                                                                                6,552,810
   4,264,700  MCMORAN EXPLORATION COMPANY+                                                                               28,530,843
     610,100  NEWFIELD EXPLORATION COMPANY+#                                                                             11,707,819
   8,329,800  NEWPARK RESOURCES INCORPORATED+**                                                                          35,068,458
     292,800  NOBLE ENERGY INCORPORATED#                                                                                 14,326,704
     796,000  OCEANEERING INTERNATIONAL INCORPORATED+#                                                                   27,430,160
   1,713,700  PARKER DRILLING COMPANY+                                                                                    3,633,044
     793,400  PETROHAWK ENERGY CORPORATION+#                                                                             15,637,914
     720,800  PETROQUEST ENERGY INCORPORATED+#                                                                            4,562,664
     297,000  PIONEER NATURAL RESOURCES COMPANY#                                                                          4,348,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                               VALUE
------------  ----------------------------------------------------------------------                                 --------------
OIL & GAS EXTRACTION (continued)
     619,000  PRIDE INTERNATIONAL INCORPORATED+#                                                                     $    9,978,280
   2,215,050  RANGE RESOURCES CORPORATION#                                                                               79,387,392
     298,600  TRANSOCEAN LIMITED+                                                                                        16,309,532
   2,185,900  TRILOGY ENERGY TRUST                                                                                        9,519,026
   1,831,300  WILLBROS GROUP INCORPORATED+                                                                               17,836,862
                                                                                                                        377,492,598
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.75%
   1,735,400  WAUSAU PAPER CORPORATION                                                                                   16,503,654
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.01%
     591,700  ASHLAND INCORPORATED#                                                                                       4,745,434
   3,584,900  INTEROIL CORPORATION+#                                                                                     61,481,035
                                                                                                                         66,226,469
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 2.33%
     931,000  CARPENTER TECHNOLOGY CORPORATION                                                                           15,361,500
     100,000  ENCORE WIRE CORPORATION#                                                                                    1,651,000
   2,096,900  STEEL DYNAMICS INCORPORATED#                                                                               22,269,078
     205,500  UNITED STATES STEEL CORPORATION                                                                             6,171,165
     102,165  WEBCO INDUSTRIES INCORPORATED+**(a)                                                                         5,823,377
                                                                                                                         51,276,120
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.05%
   3,197,485  R.H. DONNELLEY CORPORATION+**                                                                               1,055,170
                                                                                                                     --------------
REAL ESTATE: 1.99%
   3,005,550  CHIMERA INVESTMENT CORPORATION                                                                              9,918,315
   1,376,915  HATTERAS FINANCIAL CORPORATION#                                                                            34,037,339
                                                                                                                         43,955,654
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.24%
   7,804,150  INTERTAPE POLYMER GROUP INCORPORATED+**                                                                     5,384,864
                                                                                                                     --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.30%
   2,345,511  US CONCRETE INCORPORATED+**                                                                                 6,520,521
                                                                                                                     --------------
TRANSPORTATION BY AIR: 4.59%
     328,900  AIR CANADA CLASS A+                                                                                           603,486
     966,000  ALASKA AIR GROUP INCORPORATED+#                                                                            25,463,760
   3,313,000  DELTA AIR LINES INCORPORATED+                                                                              22,859,700
     945,300  LAN AIRLINES SA ADR#                                                                                        7,855,443
     127,744  PHI INCORPORATED+                                                                                           2,011,968
     877,151  PHI INCORPORATED (NON-VOTING)+**                                                                           10,543,355
   3,375,700  UAL CORPORATION+#                                                                                          31,866,608
                                                                                                                        101,204,320
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 0.02%
   5,942,070  FLEETWOOD ENTERPRISES INCORPORATED+**                                                                         481,306
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $2,713,910,488)                                                                             1,946,862,708
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                               VALUE
------------  ----------------------------------------------------------------------                                 --------------
PREFERRED STOCKS: 0.45%
     400,000  INTEROIL CORPORATION (CONVERTIBLE)(a)                                                                  $   10,000,000
TOTAL PREFERRED STOCKS (COST $10,000,000)                                                                                10,000,000
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 12.18%
 268,328,036  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              268,328,036
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $268,328,036)                                                                        268,328,036
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,992,238,524)*                                                        100.99%                                $2,225,190,744
OTHER ASSETS AND LIABILITIES, NET                                              (0.99)                                   (21,875,423)
                                                                              ------                                 --------------
TOTAL NET ASSETS                                                              100.00%                                $2,203,315,321
                                                                              ------                                 --------------

  CONTRACTS                                                                           STRIKE PRICE  EXPIRATION DATE
------------                                                                          ------------  ---------------
WRITTEN OPTIONS: (0.34%)
        (200) ABM INDUSTRIES INCORPORATED CALL+                                          $20.00        02/21/2009    $       (1,000)
        (200) ABM INDUSTRIES INCORPORATED CALL+                                           17.50        02/21/2009            (2,000)
        (540) ABM INDUSTRIES INCORPORATED CALL+                                           20.00        04/18/2009           (16,200)
        (300) ABM INDUSTRIES INCORPORATED CALL+                                           17.50        04/18/2009           (13,500)
      (1,385) ALASKA AIR GROUP INCORPORATED CALL+                                         30.00        02/21/2009           (63,710)
        (300) ALASKA AIR GROUP INCORPORATED CALL+                                         35.00        02/21/2009            (3,600)
        (700) ALASKA AIR GROUP INCORPORATED CALL+                                         25.00        04/18/2009          (308,000)
      (1,000) ALASKA AIR GROUP INCORPORATED CALL+                                         30.00        04/18/2009          (201,000)
        (800) ALASKA AIR GROUP INCORPORATED CALL+                                         35.00        04/18/2009           (76,000)
        (200) ALASKA AIR GROUP INCORPORATED CALL+                                         40.00        04/18/2009            (8,000)
        (200) ALASKA AIR GROUP INCORPORATED CALL+                                         40.00        07/18/2009           (24,000)
        (200) AMEDISYS INCORPORATED CALL+                                                 40.00        02/21/2009           (62,000)
        (150) AMEDISYS INCORPORATED CALL+                                                 45.00        02/21/2009           (16,500)
        (300) AMEDISYS INCORPORATED CALL+                                                 50.00        03/21/2009           (31,500)
        (100) ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                                15.00        02/21/2009            (9,500)
        (500) ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                                15.00        04/18/2009           (75,000)
        (250) ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                                16.50        04/18/2009           (22,500)
        (500) ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                                18.50        04/18/2009           (20,000)
        (250) ARGO GROUP INTERNATIONAL CALL+                                              35.00        04/18/2009           (32,500)
        (100) ARGO GROUP INTERNATIONAL CALL+                                              40.00        04/18/2009            (4,000)
        (100) ARGO GROUP INTERNATIONAL CALL+                                              35.00        02/21/2009            (1,000)
        (400) ASHLAND INCORPORATED CALL+                                                  12.50        04/18/2009            (6,800)
        (100) ASHLAND INCORPORATED CALL+                                                  10.00        03/21/2009            (3,000)
        (200) ASHLAND INCORPORATED CALL+                                                  10.00        04/18/2009           (11,000)
        (300) CALGON CARBON CORPORATION CALL+                                             12.50        04/18/2009           (58,800)
        (150) CALGON CARBON CORPORATION CALL+                                             15.00        02/21/2009            (3,750)
        (200) CALGON CARBON CORPORATION CALL+                                             17.50        02/21/2009            (2,000)
        (350) CALGON CARBON CORPORATION CALL+                                             15.50        04/18/2009           (28,000)
        (200) CALGON CARBON CORPORATION CALL+                                             20.00        04/18/2009            (2,000)
        (300) CAPSTEAD MORTGAGE CORPORATION CALL+                                         12.50        05/16/2009            (7,500)
        (475) CHICAGO BRIDGE & IRON COMPANY CALL+                                         12.50        04/18/2009           (73,625)
        (300) COGNEX CORPORATION CALL+                                                    15.00        02/21/2009            (3,000)
        (300) COGNEX CORPORATION CALL+                                                    15.00        05/16/2009           (22,500)
        (100) COGNEX CORPORATION CALL+                                                    12.50        05/16/2009           (18,000)
        (200) COLLECTIVE BRANDS INCORPORATED CALL+                                        12.50        02/21/2009            (5,000)
        (200) COLLECTIVE BRANDS INCORPORATED CALL+                                        12.50        03/21/2009           (15,000)
        (200) COLLECTIVE BRANDS INCORPORATED CALL+                                        17.50        06/20/2009           (11,000)
        (300) COMMUNITY HEALTH SYSTEMS INCORPORATED CALL+                                 17.50        03/21/2009           (72,000)
        (200) COMMUNITY HEALTH SYSTEMS INCORPORATED CALL+                                 20.00        02/21/2009           (11,000)
        (300) COMMUNITY HEALTH SYSTEMS INCORPORATED CALL+                                 15.00        03/21/2009          (129,000)
        (300) COMMUNITY HEALTH SYSTEMS INCORPORATED CALL+                                 20.00        06/20/2009           (66,000)
      (1,000) DELTA AIR LINES INCORPORATED CALL+                                          10.00        03/21/2009           (34,000)
        (150) DISCOVERY COMMUNICATIONS INCORPORATED CALL+                                 15.00        04/18/2009           (21,750)
      (3,500) ELDORADO GOLD CORPORATION CALL+                                              7.50        02/21/2009          (280,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

  CONTRACTS                                                                           STRIKE PRICE  EXPIRATION DATE       VALUE
------------                                                                          ------------  ---------------  --------------
WRITTEN OPTIONS (continued)
        (500) ELDORADO GOLD CORPORATION CALL+                                            $10.00        04/18/2009    $      (30,000)
      (1,500) ELDORADO GOLD CORPORATION CALL+                                              7.50        04/18/2009          (217,500)
      (1,800) ELDORADO GOLD CORPORATION CALL+                                             10.00        07/18/2009          (180,000)
        (300) ELDORADO GOLD CORPORATION CALL+                                              7.50        07/18/2009           (60,000)
        (434) ENCORE WIRE CORPORATION CALL+                                               17.50        05/16/2009           (99,820)
        (190) ENCORE WIRE CORPORATION CALL+                                               17.50        02/21/2009           (17,100)
        (376) ENCORE WIRE CORPORATION CALL+                                               15.00        05/16/2009          (112,800)
        (100) FOREST OIL CORPORATION CALL+                                                15.00        02/21/2009           (13,000)
        (700) GOLDCORP INCORPORATED CALL+                                                 40.00        04/18/2009           (56,000)
        (200) GOLDCORP INCORPORATED CALL+                                                 65.00        02/21/2009            (9,000)
        (300) GOLDCORP INCORPORATED CALL+                                                 35.00        04/18/2009           (54,000)
        (700) GRAFTECH INTERNATIONAL LIMITED CALL+                                        10.00        03/21/2009           (28,000)
        (400) HATTERAS FINANCIAL CORPORATION CALL+                                        30.00        05/16/2009           (10,000)
        (310) HATTERAS FINANCIAL CORPORATION CALL+                                        25.00        02/21/2009           (26,350)
        (200) HATTERAS FINANCIAL CORPORATION CALL+                                        25.00        05/16/2009           (39,000)
        (600) HELMERICH & PAYNE INCORPORATED CALL+                                        22.50        02/21/2009           (99,600)
        (400) HELMERICH & PAYNE INCORPORATED CALL+                                        25.00        03/21/2009           (50,000)
        (200) HELMERICH & PAYNE INCORPORATED CALL+                                        22.50        03/21/2009           (41,000)
        (600) HERCULES OFFSHORE INCORPORATED CALL+                                         5.00        04/18/2009           (18,000)
        (150) HILL INTERNATIONAL INCORPORATED CALL+                                        7.50        02/21/2009              (750)
        (800) IBERIABANK CORPORATION CALL+                                                55.00        05/16/2009          (120,000)
        (491) IBERIABANK CORPORATION CALL+                                                45.00        02/21/2009           (34,370)
        (100) IBERIABANK CORPORATION CALL+                                                55.00        05/16/2009            (7,500)
        (150) INTEROIL CORPORATION CALL+                                                  20.00        02/21/2009            (7,500)
        (100) INTEROIL CORPORATION CALL+                                                  17.50        02/21/2009           (13,000)
        (300) INTEROIL CORPORATION CALL+                                                  22.50        03/21/2009           (24,000)
        (100) LAN AIRLINES S.A. CALL+                                                     10.00        03/21/2009            (1,000)
        (300) MASTEC INCORPORATED CALL+                                                   10.00        02/21/2009           (31,500)
        (800) MASTEC INCORPORATED CALL+                                                   12.50        02/21/2009           (12,000)
      (1,450) MASTEC INCORPORATED CALL+                                                   12.50        04/18/2009          (116,000)
        (100) NEWFIELD EXPLORATION COMPANY CALL+                                          22.50        02/21/2009            (4,500)
        (100) NOBLE ENERGY INCORPORATED CALL+                                             50.00        02/21/2009           (28,000)
        (398) OCEANEERING INTERNATIONAL INCORPORATED CALL+                                30.00        02/21/2009          (238,800)
        (100) OCEANEERING INTERNATIONAL INCORPORATED CALL+                                30.00        04/18/2009           (67,000)
        (400) OCEANEERING INTERNATIONAL INCORPORATED CALL+                                35.00        04/18/2009          (160,000)
        (560) OM GROUP INCORPORATED CALL+                                                 20.00        03/21/2009          (109,200)
        (500) OM GROUP INCORPORATED CALL+                                                 17.50        03/21/2009          (165,000)
        (550) OM GROUP INCORPORATED CALL+                                                 22.50        03/21/2009           (55,000)
        (300) OSI SYSTEMS INCORPORATED CALL+                                              15.00        07/18/2009           (64,500)
        (300) OSI SYSTEMS INCORPORATED CALL+                                              12.50        03/21/2009           (78,000)
        (300) OSI SYSTEMS INCORPORATED CALL+                                              12.50        04/18/2009           (79,500)
        (400) OSI SYSTEMS INCORPORATED CALL+                                              17.50        07/18/2009           (43,200)
        (200) OSI SYSTEMS INCORPORATED CALL+                                              15.00        04/18/2009           (29,000)
      (1,050) PETROHAWK ENERGY CORPORATION CALL+                                          20.00        03/21/2009          (225,750)
        (100) PETROHAWK ENERGY CORPORATION CALL+                                          15.00        02/21/2009           (47,000)
        (150) PETROHAWK ENERGY CORPORATION CALL+                                          20.00        02/21/2009           (19,050)
        (200) PETROHAWK ENERGY CORPORATION CALL+                                          17.50        02/21/2009           (52,000)
        (300) PETROHAWK ENERGY CORPORATION CALL+                                          25.00        03/21/2009           (16,500)
        (200) PETROHAWK ENERGY CORPORATION CALL+                                          17.50        03/21/2009           (72,000)
        (150) PETROHAWK ENERGY CORPORATION CALL+                                          22.50        03/21/2009           (16,500)
        (200) PETROQUEST ENERGY INCORPORATED CALL+                                         7.50        02/21/2009            (4,000)
        (591) PETROQUEST ENERGY INCORPORATED CALL+                                         5.00        04/18/2009          (115,245)
        (100) PIONEER NATURAL RESOURCES COMPANY CALL+                                     17.50        02/21/2009            (4,500)
        (100) PRIDE INTERNATIONAL INCORPORATED CALL+                                      17.50        02/21/2009            (6,000)
        (300) RANDGOLD RESOURCES LIMITED ADR CALL+                                        65.00        06/20/2009           (55,500)
        (300) RANDGOLD RESOURCES LIMITED ADR CALL+                                        40.00        03/21/2009          (228,000)
        (550) RANDGOLD RESOURCES LIMITED ADR CALL+                                        50.00        03/21/2009          (134,750)
        (400) RANDGOLD RESOURCES LIMITED ADR CALL+                                        55.00        03/21/2009           (48,000)
        (100) RANDGOLD RESOURCES LIMITED ADR CALL+                                        60.00        03/21/2009            (5,500)
        (200) RANDGOLD RESOURCES LIMITED ADR CALL+                                        70.00        06/20/2009           (25,000)
        (200) RANDGOLD RESOURCES LIMITED ADR CALL+                                        75.00        06/20/2009           (16,000)
        (250) RANDGOLD RESOURCES LIMITED ADR CALL+                                        50.00        02/21/2009           (25,000)
        (300) RANGE RESOURCES CORPORATION CALL+                                           40.00        03/21/2009           (54,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

  CONTRACTS                                                                           STRIKE PRICE  EXPIRATION DATE       VALUE
------------                                                                          ------------  ---------------  --------------
WRITTEN OPTIONS (continued)
        (200) ROYAL GOLD INCORPORATED CALL+                                              $40.00        02/21/2009    $     (172,000)
        (200) ROYAL GOLD INCORPORATED CALL+                                               45.00        02/21/2009           (94,000)
        (100) ROYAL GOLD INCORPORATED CALL+                                               35.00        04/18/2009          (140,000)
        (300) ROYAL GOLD INCORPORATED CALL+                                               40.00        04/18/2009          (309,000)
        (100) ROYAL GOLD INCORPORATED CALL+                                               45.00        04/18/2009           (70,000)
        (100) ROYAL GOLD INCORPORATED CALL+                                               45.00        07/18/2009          (100,000)
        (100) SMITH INTERNATIONAL INCORPORATED CALL+                                      22.50        02/21/2009           (19,500)
        (996) STEEL DYNAMICS INCORPORATED CALL+                                           10.00        02/21/2009          (119,520)
        (200) STEEL DYNAMICS INCORPORATED CALL+                                           12.50        02/21/2009            (7,000)
        (200) STEEL DYNAMICS INCORPORATED CALL+                                           15.00        03/21/2009            (5,600)
        (100) THE GEO GROUP CALL+                                                         17.50        02/21/2009              (500)
        (100) THE GEO GROUP CALL+                                                         20.00        03/21/2009              (500)
        (100) TRANSOCEAN INCORPORATED CALL+                                               45.00        02/21/2009          (100,000)
        (100) TRANSOCEAN INCORPORATED CALL+                                               50.00        02/21/2009           (61,000)
        (800) UAL CORPORATION CALL+                                                       15.00        03/21/2009           (24,000)
        (500) UAL CORPORATION CALL+                                                       12.50        03/21/2009           (35,000)
        (200) UAL CORPORATION CALL+                                                       17.50        03/21/2009            (3,000)
        (200) UAL CORPORATION CALL+                                                       20.00        06/20/2009           (14,000)
        (700) UAL CORPORATION CALL+                                                       25.00        03/21/2009            (3,500)
        (200) UNITED STATES STEEL CORPORATION CALL+                                       40.00        03/21/2009           (15,200)
        (500) YAMANA GOLD INCORPORATED CALL+                                               8.00        02/21/2009           (32,500)
        (500) YAMANA GOLD INCORPORATED CALL+                                               9.00        04/18/2009           (43,500)
        (800) YAMANA GOLD INCORPORATED CALL+                                               8.00        03/21/2009           (80,000)
      (1,500) YRC WORLDWIDE INCORPORATED CALL+                                             5.00        04/18/2009           (30,000)
        (400) YRC WORLDWIDE INCORPORATED CALL+                                             7.50        04/18/2009            (4,000)
      (2,800) YRC WORLDWIDE INCORPORATED CALL+                                             5.00        02/21/2009           (14,000)
      (3,500) YRC WORLDWIDE INCORPORATED CALL+                                             2.50        02/21/2009          (227,500)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(10,509,643))                                                                  (7,421,840)
                                                                                                                     --------------

+    NON-INCOME EARNING SECURITIES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(a)(2) AND 2(a)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
     $268,328,036.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Small and Mid Cap Stock Funds

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

     Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          - Level 1 - quoted prices in active markets for identical investments

          - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' investments in securities:

                                                                             TOTAL FAIR VALUE AS
SMALL AND MID CAP STOCK FUNDS       LEVEL 1        LEVEL 2       LEVEL 3         OF 01/31/09
-----------------------------   --------------   -----------   -----------   -------------------
C&B Mid Cap Value Fund          $  205,062,897   $21,517,662   $ 2,219,638      $  228,800,197
Common Stock Fund                  590,801,881    58,002,787     5,983,234         654,787,902
Mid Cap Growth fund                 95,198,778    14,247,112     1,469,651         110,915,541
Small Cap Growth Fund              525,433,911    79,798,754     8,231,580         613,464,245
Small Cap Opportunities Fund       493,349,552    47,646,061     4,914,893         545,910,506
Small Cap Value Fund             2,206,501,925             0    18,688,819       2,225,190,744

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' investments in other financial instruments:*

                                                                 TOTAL UNREALIZED
                                                                   APPRECIATION/
SMALL AND MID CAP STOCK FUNDS   LEVEL 1     LEVEL 2    LEVEL 3    (DEPRECIATION)
-----------------------------   -------   ----------   -------   ----------------
Small Cap Value Fund               $0     $3,087,803      $0        $3,087,803

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                 SMALL CAP
                                       C&B MID CAP      COMMON       MID CAP      SMALL CAP    OPPORTUNITIES    SMALL CAP
                                        VALUE FUND    STOCK FUND   GROWTH FUND   GROWTH FUND        FUND        VALUE FUND
                                       -----------   -----------   -----------   -----------   -------------   -----------
Balance as of 10/31/2008               $ 7,645,364   $ 8,220,006   $1,642,970    $11,664,353    $ 6,966,772    $         0
   Accrued discounts (premiums)                  0             0            0              0              0              0
   Realized gain (loss)                          0             0            0              0              0              0
   Change in unrealized appreciation
      (depreciation)                      (405,108)     (728,070)    (204,327)    (1,038,145)      (781,134)             0
   Net purchases (sales)                (5,020,618)   (1,508,702)      31,008     (2,394,628)    (1,270,745)             0
   Net transfer in (out) of Level 3              0             0            0              0              0     18,688,819
Balance as of 01/31/2009               $ 2,219,638   $ 5,983,234   $1,469,651    $ 8,231,580    $ 4,914,893    $18,688,819

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of January 31, 2009:

                                                                                                            SMALL CAP
                                                   C&B MID CAP     COMMON       MID CAP      SMALL CAP    OPPORTUNITIES    SMALL CAP
                                                    VALUE FUND   STOCK FUND   GROWTH FUND   GROWTH FUND        FUND       VALUE FUND
                                                   -----------   ----------   -----------   -----------   -------------   ----------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end
   of reporting period                              $(405,108)   $(728,070)    $(204,327)   $(1,038,145)    $(781,134)       $0

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

DISCOVERY FUND

   SHARES    SECURITY NAME                                                                                                 VALUE
-----------  --------------------------------------------------------------------------                                ------------
COMMON STOCKS: 92.88%
APPAREL & ACCESSORY STORES: 1.81%
    118,900  AEROPOSTALE INCORPORATED+                                                                                 $  2,509,979
    133,500  URBAN OUTFITTERS INCORPORATED+                                                                               2,079,930
                                                                                                                          4,589,909
                                                                                                                       ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.71%
    115,600  RYLAND GROUP INCORPORATED<<                                                                                  1,803,360
                                                                                                                       ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.49%
    139,700  LUMBER LIQUIDATORS INCORPORATED<<+                                                                           1,239,139
                                                                                                                       ------------
BUSINESS SERVICES: 11.68%
    537,400  ACTIVISION BLIZZARD INCORPORATED<<+                                                                          4,707,624
     78,536  ANSYS INCORPORATED+                                                                                          1,952,405
     65,900  BANKRATE INCORPORATED<<+                                                                                     2,198,424
    181,953  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                          4,492,420
    123,900  F5 NETWORKS INCORPORATED<<+                                                                                  2,746,863
     37,415  LENDER PROCESSING SERVICES INCORPORATED                                                                        969,797
    122,400  MCAFEE INCORPORATED<<+                                                                                       3,731,976
     53,700  NCI INCORPORATED+                                                                                            1,611,000
    230,200  OMNITURE INCORPORATED<<+                                                                                     2,092,518
    182,100  PHASE FORWARD INCORPORATED+                                                                                  2,458,350
     97,200  SYBASE INCORPORATED+                                                                                         2,654,532
                                                                                                                         29,615,909
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS: 4.31%
     50,299  CALGON CARBON CORPORATION<<+                                                                                   632,258
    125,000  LIFE TECHNOLOGIES CORPORATION+                                                                               3,182,500
    392,700  MYLAN LABORATORIES INCORPORATED<<+                                                                           4,449,291
     90,700  PERRIGO COMPANY                                                                                              2,662,045
                                                                                                                         10,926,094
                                                                                                                       ------------
COMMUNICATIONS: 10.21%
    174,183  EQUINIX INCORPORATED<<+                                                                                      9,292,663
     88,200  GEOEYE INCORPORATED<<+                                                                                       1,521,450
    301,474  NII HOLDINGS INCORPORATED+                                                                                   5,848,596
    463,600  SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                                    9,225,640
                                                                                                                         25,888,349
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS: 1.15%
    219,300  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                      2,905,725
                                                                                                                       ------------
EDUCATIONAL SERVICES: 1.89%
     89,628  DEVRY INCORPORATED                                                                                           4,802,268
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES: 1.54%
     72,750  CLEAN HARBORS INCORPORATED+                                                                                  3,892,853
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.37%
    175,962  MONOLITHIC POWER SYSTEMS+                                                                                    2,137,938
     83,200  NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                        1,764,672
     53,100  SILICON LABORATORIES INCORPORATED+                                                                           1,222,893
    237,346  SOLERA HOLDINGS INCORPORATED+                                                                                5,717,665
    117,600  SYNAPTICS INCORPORATED<<+                                                                                    2,771,832
                                                                                                                         13,615,000
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

DISCOVERY FUND

   SHARES    SECURITY NAME                                                                                                 VALUE
-----------  --------------------------------------------------------------------------                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.22%
     87,089  AECOM TECHNOLOGY CORPORATION<<+                                                                           $  2,204,223
     59,460  IHS INCORPORATED+                                                                                            2,604,348
    170,000  SAIC INCORPORATED+                                                                                           3,355,800
                                                                                                                          8,164,371
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.97%
    180,000  SHAW GROUP INCORPORATED+                                                                                     5,004,000
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS: 5.24%
    166,400  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                   2,013,440
     23,880  DIAMOND FOODS INCORPORATED                                                                                     613,238
    165,157  FLOWERS FOODS INCORPORATED<<                                                                                 3,549,224
    325,700  SMART BALANCE INCORPORATED<<+                                                                                2,367,839
    179,300  TREEHOUSE FOODS INCORPORATED<<+                                                                              4,731,727
                                                                                                                         13,275,468
                                                                                                                       ------------
FOOTWEAR: 0.66%
     32,200  DECKERS OUTDOOR CORPORATION+                                                                                 1,682,128
                                                                                                                       ------------
GENERAL MERCHANDISE STORES: 1.22%
    104,700  CONN'S INCORPORATED<<+                                                                                       1,273,152
    202,900  MACY'S INCORPORATED                                                                                          1,815,955
                                                                                                                          3,089,107
                                                                                                                       ------------
HEALTH SERVICES: 6.80%
     82,900  AMEDISYS INCORPORATED<<+                                                                                     3,417,967
     74,000  LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                                4,380,800
    267,700  LINCARE HOLDINGS INCORPORATED+                                                                               6,438,185
    263,800  SUN HEALTHCARE GROUP INCORPORATED+                                                                           2,988,854
                                                                                                                         17,225,806
                                                                                                                       ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.15%
    146,602  FOSTER WHEELER LIMITED+                                                                                      2,927,642
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES: 1.40%
    160,400  ASPEN INSURANCE HOLDINGS LIMITED                                                                             3,544,840
                                                                                                                       ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.61%
    189,400  HHGREGG INCORPORATED<<+                                                                                      1,534,140
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.45%
    123,800  GAMESTOP CORPORATION CLASS A+                                                                                3,067,764
    510,273  NETEZZA CORPORATION+                                                                                         3,097,357
    260,900  NUANCE COMMUNICATIONS INCORPORATED<<+                                                                        2,572,474
     97,400  PALL CORPORATION                                                                                             2,539,218
                                                                                                                         11,276,813
                                                                                                                       ------------
INSURANCE CARRIERS: 4.87%
    166,500  AXIS CAPITAL HOLDINGS LIMITED                                                                                4,039,290
    162,228  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                         4,422,335
     96,100  THE HANOVER INSURANCE GROUP INCORPORATED<<                                                                   3,884,362
                                                                                                                         12,345,987
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

DISCOVERY FUND

   SHARES    SECURITY NAME                                                                                                 VALUE
-----------  --------------------------------------------------------------------------                                ------------
LEGAL SERVICES: 0.68%
     42,287  FTI CONSULTING INCORPORATED<<+                                                                            $  1,734,190
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.90%
    254,300  ICON PLC ADR+                                                                                                5,111,430
     45,200  ITRON INCORPORATED<<+                                                                                        2,951,560
     15,523  MASIMO CORPORATION+                                                                                            431,074
    189,900  WRIGHT MEDICAL GROUP INCORPORATED+                                                                           3,938,526
                                                                                                                         12,432,590
                                                                                                                       ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.94%
    309,797  PSS WORLD MEDICAL INCORPORATED+                                                                              4,919,576
                                                                                                                       ------------
MEDICAL MANAGEMENT SERVICES: 0.55%
     91,565  COVENTRY HEALTH CARE INCORPORATED+                                                                           1,385,378
                                                                                                                       ------------
MEDICAL PRODUCTS: 1.14%
    105,500  ILLUMINA INCORPORATED<<+                                                                                     2,886,480
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.20%
     25,193  INTREPID POTASH INCORPORATED<<+                                                                                513,433
                                                                                                                       ------------
MISCELLANEOUS RETAIL: 2.35%
    196,900  DICK'S SPORTING GOODS INCORPORATED<<+                                                                        2,167,869
    279,200  HIBBETT SPORTS INCORPORATED<<+                                                                               3,799,912
                                                                                                                          5,967,781
                                                                                                                       ------------
OIL & GAS EXTRACTION: 4.97%
    122,500  ATWOOD OCEANICS INCORPORATED+                                                                                2,039,625
    330,500  PETROHAWK ENERGY CORPORATION<<+                                                                              6,514,155
    112,600  RANGE RESOURCES CORPORATION<<                                                                                4,035,584
                                                                                                                         12,589,364
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS: 0.86%
    100,400  PACTIV CORPORATION+                                                                                          2,170,648
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.57%
    150,300  LAZARD LIMITED                                                                                               3,982,950
                                                                                                                       ------------
TRANSPORTATION BY AIR: 0.35%
    158,134  US AIRWAYS GROUP INCORPORATED<<+                                                                               896,620
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT: 1.03%
    146,500  HORNBECK OFFSHORE+                                                                                           2,598,910
                                                                                                                       ------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.59%
    114,068  AIRGAS INCORPORATED                                                                                          4,027,741
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $290,728,586)                                                                                 235,454,569
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING: 21.83%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.34%
  2,748,589  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                             2,748,589
  2,748,589  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                 2,748,589
  2,748,589  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                   2,748,589

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

DISCOVERY FUND

   SHARES    SECURITY NAME                                                                                                 VALUE
-----------  --------------------------------------------------------------------------                                ------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
  2,748,589  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                     $  2,748,589
                                                                                                                         10,994,356
                                                                                                                       ------------


 PRINCIPAL                                                                               INTEREST RATE  MATURITY DATE
-----------                                                                              -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.49%
$   866,403  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                      0.39%       02/05/2009        866,356
    896,279  AEGON NV                                                                         0.55        02/13/2009        896,101
    149,380  AEGON NV                                                                         0.60        02/13/2009        149,347
    956,031  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                    0.39        02/09/2009        955,952
    926,155  AMERICAN HONDA FINANCE CORPORATION                                               0.35        02/06/2009        926,101
    914,205  AMSTEL FUNDING CORPORATION++                                                     1.20        02/13/2009        913,809
    985,907  AMSTERDAM FUNDING CORPORATION++                                                  0.50        02/23/2009        985,592
    746,899  ANTALIS US FUNDING CORPORATION++                                                 0.70        02/19/2009        746,623
    806,651  ANZ DELAWARE INCORPORATED                                                        0.25        02/18/2009        806,571
    896,279  ATLANTIC ASSET SECURITIZATION CORPORATION++                                      0.30        02/12/2009        896,190
    956,031  BANK OF IRELAND++                                                                0.60        02/03/2009        955,983
  1,045,659  BARCLAYS BANK (NEW YORK) PLC+/-                                                  0.69        02/11/2009      1,045,704
    925,826  BRYANT BANK FUNDING LLC++                                                        0.45        02/17/2009        925,630
    896,279  CALYON NY                                                                        3.12        02/09/2009        896,853
  1,045,659  CANCARA ASSET SECURITIZATION LIMITED++                                           0.40        02/09/2009      1,045,554
    657,271  CHARIOT FUNDING LLC++                                                            0.45        02/25/2009        657,066
    762,755  CHEYNE FINANCE LLC+++/-####(a)(i)                                                0.00        02/25/2008         12,585
    587,243  CHEYNE FINANCE LLC+++/-####(a)(i)                                                0.00        05/19/2008          9,690
    418,264  CLIPPER RECEIVABLES CORPORATION++                                                0.75        02/03/2009        418,237
    358,512  CLIPPER RECEIVABLES CORPORATION++                                                0.80        02/06/2009        358,464
    956,031  CME GROUP INCORPORATED++                                                         0.45        02/06/2009        955,959
     80,665  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                        3.90        10/01/2038         80,665
    448,140  CONOCOPHILLIPS                                                                   0.45        02/09/2009        448,089
    806,651  DANSKE BANK A/S COPENHAGEN                                                       0.38        02/02/2009        806,651
    537,767  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                     5.75        12/15/2037        537,767
    896,279  E.ON AG++                                                                        0.50        02/20/2009        896,030
  1,015,783  ENTERPRISE FUNDING LLC++                                                         0.45        02/18/2009      1,015,554
     89,628  ERASMUS CAPITAL CORPORATION++                                                    0.50        02/03/2009         89,624
    956,031  ERASMUS CAPITAL CORPORATION++                                                    0.60        02/02/2009        955,999
    478,016  FAIRWAY FINANCE CORPORATION++                                                    0.36        02/02/2009        478,006
    956,031  GEMINI SECURITIZATION INCORPORATED++                                             0.33        02/10/2009        955,943
     56,734  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $56,735)                                    0.29        02/02/2009         56,734
    806,651  GREENWICH CAPITAL HOLDINGS INCORPORATED                                          0.37        02/02/2009        806,635
  2,813,819  GRYPHON FUNDING LIMITED(a)(i)                                                    0.00        08/23/2009      1,171,111
     49,295  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                            1.25        11/01/2042         49,295
     59,752  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                               1.00        01/01/2018         59,752
     89,628  IRISH LIFE & PERMANENT PLC                                                       0.90        02/02/2009         89,623
    866,403  IRISH LIFE & PERMANENT PLC                                                       1.05        02/02/2009        866,353
     89,628  IRISH LIFE & PERMANENT PLC++                                                     1.30        02/24/2009         89,550
     89,628  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                           1.00        04/15/2025         89,628
    956,031  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                   0.72        02/26/2009        955,534
    152,726  KITTY HAWK FUNDING CORPORATION++                                                 0.25        02/02/2009        152,724
    956,031  LIBERTY STREET FUNDING CORPORATION++                                             0.48        02/25/2009        955,712
    403,326  LMA AMERICAS LLC++                                                               0.55        02/26/2009        403,165
    896,279  MATCHPOINT MASTER TRUST++                                                        0.45        02/18/2009        896,077
    956,031  METLIFE SHORT TERM FUNDING LLC++                                                 0.50        02/12/2009        955,872
    128,467  MISSISSIPPI STATE GO+/-ss                                                        5.00        11/01/2028        128,467
    896,279  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $869,299)                                   0.27        02/02/2009        896,279
     59,752  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                         3.75        01/01/2018         59,752
    956,031  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                        0.40        02/02/2009        956,010
  1,015,783  PARK AVENUE RECEIVABLES CORPORATION++                                            0.35        02/02/2009      1,015,763
    239,008  RANGER FUNDING CORPORATION++                                                     0.35        02/02/2009        239,003
    597,519  RBS CITIZENS (GRAND CAYMAN)                                                      0.31        02/05/2009        597,519
    960,393  REGENCY MARKETS #1 LLC++                                                         0.35        02/09/2009        960,309

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

DISCOVERY FUND

 PRINCIPAL   SECURITY NAME                                                               INTEREST RATE  MATURITY DATE     VALUE
-----------  --------------------------------------------------------------------------  -------------  -------------  ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   597,519  ROMULUS FUNDING CORPORATION++                                                    0.80%       02/26/2009   $    597,174
    298,760  ROMULUS FUNDING CORPORATION++                                                    0.85        02/25/2009        298,583
    922,480  SALISBURY RECEIVABLES COMPANY++                                                  0.30        02/03/2009        922,457
    597,519  SOCIETE GENERALE NORTH AMERICA INCORPORATED                                      0.35        02/10/2009        597,461
    239,008  STARBIRD FUNDING CORPORATION++                                                   0.40        02/02/2009        239,002
    298,760  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                             0.37        02/12/2009        298,723
    926,155  THUNDER BAY FUNDING INCORPORATED++                                               0.40        02/09/2009        926,062
    948,562  TICONDEROGA MASTER FUNDING LIMITED++                                             0.30        02/06/2009        948,515
    657,271  TULIP FUNDING CORPORATION++                                                      0.40        02/05/2009        657,235
    149,380  TULIP FUNDING CORPORATION++                                                      0.42        02/10/2009        149,362
    155,534  TULIP FUNDING CORPORATION++                                                      0.60        02/09/2009        155,511
  1,045,659  UNICREDITO ITALIANO NY                                                           0.57        03/03/2009      1,045,668
  1,086,582  VICTORIA FINANCE LLC+++/-####(a)(i)                                              0.38        07/28/2008        554,157
    630,995  VICTORIA FINANCE LLC+++/-####(a)(i)                                              0.41        08/07/2008        321,807
    773,658  VICTORIA FINANCE LLC+++/-####(a)(i)                                              1.18        04/03/2008        394,566
  1,255,839  VICTORIA FINANCE LLC+++/-####(a)(i)                                              1.19        02/15/2008        640,478
  1,178,015  WHITE PINE FINANCE LLC+++/-####(a)(i)                                            1.14        02/22/2008      1,042,425
    418,264  YORKTOWN CAPITAL LLC++                                                           0.35        02/03/2009        418,260
                                                                                                                         44,347,008
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $57,021,586)                                                               55,341,364
                                                                                                                       ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 6.93%
 17,564,500  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                17,564,500
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,564,500)                                                                          17,564,500
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $365,314,672)*                                                             121.64%                               $308,360,433
OTHER ASSETS AND LIABILITIES, NET                                                (21.64)                                (54,858,013)
                                                                                -------                                ------------
TOTAL NET ASSETS                                                                 100.00%                               $253,502,420
                                                                                -------                                ------------

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+       NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-     VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $17,564,500.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                ---------------
COMMON STOCKS: 94.21%
APPAREL & ACCESSORY STORES: 4.08%
     91,400   AEROPOSTALE INCORPORATED+                                                                              $    1,929,454
    122,200   KOHL'S CORPORATION+                                                                                         4,485,962
    103,300   URBAN OUTFITTERS INCORPORATED+                                                                              1,609,414
                                                                                                                          8,024,830
                                                                                                                     --------------
BIOPHARMACEUTICALS: 1.59%
     75,500   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                  3,129,475
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.54%
     30,901   FASTENAL COMPANY<<                                                                                          1,056,196
                                                                                                                     --------------
BUSINESS SERVICES: 8.28%
    214,300   ACTIVISION BLIZZARD INCORPORATED+                                                                           1,877,268
     59,805   ANSYS INCORPORATED+                                                                                         1,486,752
    138,300   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                         3,414,627
     94,600   F5 NETWORKS INCORPORATED+<<                                                                                 2,097,282
     28,759   LENDER PROCESSING SERVICES INCORPORATED                                                                       745,433
     92,800   MCAFEE INCORPORATED+                                                                                        2,829,472
    199,400   OMNITURE INCORPORATED+<<                                                                                    1,812,546
     74,900   SYBASE INCORPORATED+                                                                                        2,045,519
                                                                                                                         16,308,899
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 5.26%
    190,300   LIFE TECHNOLOGIES CORPORATION+                                                                              4,845,038
    307,000   MYLAN LABORATORIES INCORPORATED+<<                                                                          3,478,310
     69,500   PERRIGO COMPANY                                                                                             2,039,825
                                                                                                                         10,363,173
                                                                                                                     --------------
COMMUNICATIONS: 12.90%
    189,364   AMERICAN TOWER CORPORATION CLASS A+                                                                         5,745,304
    136,300   DIRECTV GROUP INCORPORATED+<<                                                                               2,984,970
    121,764   EQUINIX INCORPORATED+<<                                                                                     6,496,109
    226,852   NII HOLDINGS INCORPORATED+                                                                                  4,400,929
    290,000   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                                   5,771,000
                                                                                                                         25,398,312
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 1.55%
     52,900   NORTHERN TRUST CORPORATION                                                                                  3,042,808
                                                                                                                     --------------
EATING & DRINKING PLACES: 2.24%
    154,000   YUM! BRANDS INCORPORATED                                                                                    4,407,480
                                                                                                                     --------------
EDUCATIONAL SERVICES: 3.27%
     33,796   APOLLO GROUP INCORPORATED CLASS A+                                                                          2,753,022
     68,672   DEVRY INCORPORATED                                                                                          3,679,446
                                                                                                                          6,432,468
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.32%
     48,650   CLEAN HARBORS INCORPORATED+                                                                                 2,603,262
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.57%
    161,800   ALTERA CORPORATION                                                                                          2,488,484
    196,800   BROADCOM CORPORATION CLASS A+<<                                                                             3,119,280
     39,414   FIRST SOLAR INCORPORATED+<<                                                                                 5,628,319

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    154,381   MARVELL TECHNOLOGY GROUP LIMITED+                                                                      $    1,125,437
    132,928   MONOLITHIC POWER SYSTEMS+                                                                                   1,615,075
     40,700   SILICON LABORATORIES INCORPORATED+                                                                            937,321
                                                                                                                         14,913,916
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.39%
     67,939   AECOM TECHNOLOGY CORPORATION+                                                                               1,719,536
     33,000   FLUOR CORPORATION                                                                                           1,283,700
     47,379   IHS INCORPORATED+<<                                                                                         2,075,200
     25,800   JACOBS ENGINEERING GROUP INCORPORATED+                                                                        997,686
    129,800   SAIC INCORPORATED+                                                                                          2,562,252
                                                                                                                          8,638,374
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.93%
    136,800   SHAW GROUP INCORPORATED+                                                                                    3,803,040
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 2.06%
    108,450   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                  1,312,245
    127,890   FLOWERS FOODS INCORPORATED<<                                                                                2,748,356
                                                                                                                          4,060,601
                                                                                                                     --------------
FOOTWEAR: 0.59%
     22,200    DECKERS OUTDOOR CORPORATION+                                                                               1,159,728
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 0.45%
     99,000   MACY'S INCORPORATED                                                                                           886,050
                                                                                                                     --------------
HEALTH SERVICES: 4.72%
     51,100   AMEDISYS INCORPORATED+<<                                                                                    2,106,853
     55,800   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                               3,303,360
    161,300   LINCARE HOLDINGS INCORPORATED+<<                                                                            3,879,265
                                                                                                                          9,289,478
                                                                                                                     --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.06%
    104,036   FOSTER WHEELER LIMITED+                                                                                     2,077,599
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.11%
     18,200   FLOWSERVE CORPORATION                                                                                         970,242
     94,400   GAMESTOP CORPORATION CLASS A+                                                                               2,339,232
     50,400   NATIONAL OILWELL VARCO INCORPORATED+                                                                        1,332,576
    196,300   NUANCE COMMUNICATIONS INCORPORATED+<<                                                                       1,935,518
     58,000   PALL CORPORATION                                                                                            1,512,060
                                                                                                                          8,089,628
                                                                                                                     --------------
INSURANCE CARRIERS: 3.42%
    104,700   AXIS CAPITAL HOLDINGS LIMITED                                                                               2,540,022
     52,800   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                        1,439,328
     43,700   EVEREST REINSURANCE GROUP LIMITED<<                                                                         2,753,100
                                                                                                                          6,732,450
                                                                                                                     --------------
LEGAL SERVICES: 0.67%
     32,290   FTI CONSULTING INCORPORATED+<<                                                                              1,324,213
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.79%
    172,400   ICON PLC ADR+                                                                                          $    3,465,240
     26,000   ITRON INCORPORATED+<<                                                                                       1,697,800
     11,798   MASIMO CORPORATION+                                                                                           327,630
                                                                                                                          5,490,670
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 2.84%
    203,993   PSS WORLD MEDICAL INCORPORATED+                                                                             3,239,409
     64,700   ST. JUDE MEDICAL INCORPORATED+                                                                              2,353,139
                                                                                                                          5,592,548
                                                                                                                     --------------
MEDICAL MANAGEMENT SERVICES: 0.54%
     70,652   COVENTRY HEALTH CARE INCORPORATED+                                                                          1,068,965
                                                                                                                     --------------
MEDICAL PRODUCTS: 1.12%
     80,800   ILLUMINA INCORPORATED+<<                                                                                    2,210,688
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.12%
     11,939   INTREPID POTASH INCORPORATED+<<                                                                               243,317
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 0.87%
    155,400   DICK'S SPORTING GOODS INCORPORATED+<<                                                                       1,710,954
                                                                                                                     --------------
OIL & GAS EXTRACTION: 7.11%
     82,100   NEWFIELD EXPLORATION COMPANY+                                                                               1,575,499
    151,000   NOBLE CORPORATION<<                                                                                         4,099,650
    209,200   PETROHAWK ENERGY CORPORATION+<<                                                                             4,123,332
     85,800   RANGE RESOURCES CORPORATION<<                                                                               3,075,072
    102,129   WEATHERFORD INTERNATIONAL LIMITED+                                                                          1,126,483
                                                                                                                         14,000,036
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.87%
     79,100   PACTIV CORPORATION+                                                                                         1,710,142
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.52%
    112,700   LAZARD LIMITED                                                                                              2,986,550
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.35%
    119,937   US AIRWAYS GROUP INCORPORATED+<<                                                                              680,043
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 2.35%
     89,100   HORNBECK OFFSHORE+                                                                                          1,580,634
     67,200   ITT CORPORATION                                                                                             3,042,816
                                                                                                                          4,623,450
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.73%
     96,607   AIRGAS INCORPORATED                                                                                         3,411,194
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $257,677,612)                                                                                 185,470,537
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 26.16%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.20%
  2,557,797   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                            2,557,797
  2,557,797   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                2,557,797
  2,557,797   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                  2,557,797

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                ---------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
  2,557,797   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  $    2,557,797
                                                                                                                         10,231,188
                                                                                                                     --------------


 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
-----------                                                                            -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 20.96%
$   806,262   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.39%       02/05/2009          806,219
    834,064   AEGON NV                                                                      0.55        02/13/2009          833,899
    139,011   AEGON NV                                                                      0.60        02/13/2009          138,981
    889,669   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                 0.39        02/09/2009          889,595
    861,867   AMERICAN HONDA FINANCE CORPORATION                                            0.35        02/06/2009          861,816
    850,746   AMSTEL FUNDING CORPORATION++                                                  1.20        02/13/2009          850,377
    917,471   AMSTERDAM FUNDING CORPORATION++                                               0.50        02/23/2009          917,178
    695,054   ANTALIS US FUNDING CORPORATION++                                              0.70        02/19/2009          694,797
    750,658   ANZ DELAWARE INCORPORATED                                                     0.25        02/18/2009          750,583
    834,064   ATLANTIC ASSET SECURITIZATION CORPORATION++                                   0.30        02/12/2009          833,981
    889,669   BANK OF IRELAND++                                                             0.60        02/03/2009          889,624
    973,075   BARCLAYS BANK (NEW YORK) PLC+/-                                               0.69        02/11/2009          973,117
    861,561   BRYANT BANK FUNDING LLC++                                                     0.45        02/17/2009          861,378
    834,064   CALYON NY                                                                     3.12        02/09/2009          834,598
    973,075   CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        02/09/2009          972,978
    611,647   CHARIOT FUNDING LLC++                                                         0.45        02/25/2009          611,456
    709,808   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008           11,712
    546,480   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        05/19/2008            9,017
    389,230   CLIPPER RECEIVABLES CORPORATION++                                             0.75        02/03/2009          389,206
    333,626   CLIPPER RECEIVABLES CORPORATION++                                             0.80        02/06/2009          333,581
    889,669   CME GROUP INCORPORATED++                                                      0.45        02/06/2009          889,602
     75,066   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     3.90        10/01/2038           75,066
    417,032   CONOCOPHILLIPS                                                                0.45        02/09/2009          416,985
    750,658   DANSKE BANK A/S COPENHAGEN                                                    0.38        02/02/2009          750,658
    500,439   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  5.75        12/15/2037          500,439
    834,064   E.ON AG++                                                                     0.50        02/20/2009          833,833
    945,273   ENTERPRISE FUNDING LLC++                                                      0.45        02/18/2009          945,060
     83,406   ERASMUS CAPITAL CORPORATION++                                                 0.50        02/03/2009           83,403
    889,669   ERASMUS CAPITAL CORPORATION++                                                 0.60        02/02/2009          889,639
    444,834   FAIRWAY FINANCE CORPORATION++                                                 0.36        02/02/2009          444,825
    889,669   GEMINI SECURITIZATION INCORPORATED++                                          0.33        02/10/2009          889,587
     52,796   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $52,797)                        0.29        02/02/2009           52,796
    750,658   GREENWICH CAPITAL HOLDINGS INCORPORATED                                       0.37        02/02/2009          750,642
  2,618,499   GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009        1,089,819
     45,874   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         1.25        11/01/2042           45,874
     55,604   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            1.00        01/01/2018           55,604
     83,406   IRISH LIFE & PERMANENT PLC                                                    0.90        02/02/2009           83,402
    806,262   IRISH LIFE & PERMANENT PLC                                                    1.05        02/02/2009          806,215
     83,406   IRISH LIFE & PERMANENT PLC++                                                  1.30        02/24/2009           83,334
     83,406   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        1.00        04/15/2025           83,406
    889,669   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.72        02/26/2009          889,206
    142,125   KITTY HAWK FUNDING CORPORATION++                                              0.25        02/02/2009          142,123
    889,669   LIBERTY STREET FUNDING CORPORATION++                                          0.48        02/25/2009          889,372
    375,329   LMA AMERICAS LLC++                                                            0.55        02/26/2009          375,180
    834,064   MATCHPOINT MASTER TRUST++                                                     0.45        02/18/2009          833,877
    889,669   METLIFE SHORT TERM FUNDING LLC++                                              0.50        02/12/2009          889,520
    119,549   MISSISSIPPI STATE GO+/-ss                                                     5.00        11/01/2028          119,549
    834,064   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $834,083)                       0.27        02/02/2009          834,064
     55,604   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.75        01/01/2018           55,604
    889,669   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40        02/02/2009          889,649
    945,273   PARK AVENUE RECEIVABLES CORPORATION++                                         0.35        02/02/2009          945,255
    222,417   RANGER FUNDING CORPORATION++                                                  0.35        02/02/2009          222,413
    556,043   RBS CITIZENS (GRAND CAYMAN)                                                   0.31        02/05/2009          556,043
    893,728   REGENCY MARKETS #1 LLC++                                                      0.35        02/09/2009          893,650

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

ENTERPRISE FUND

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
-----------   -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   556,043   ROMULUS FUNDING CORPORATION++                                                 0.80%       02/26/2009   $      555,722
    278,021   ROMULUS FUNDING CORPORATION++                                                 0.85        02/25/2009          277,857
    858,447   SALISBURY RECEIVABLES COMPANY++                                               0.30        02/03/2009          858,425
    556,043   SOCIETE GENERALE NORTH AMERICA INCORPORATED                                   0.35        02/10/2009          555,989
    222,417   STARBIRD FUNDING CORPORATION++                                                0.40        02/02/2009          222,412
    278,021   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                          0.37        02/12/2009          277,987
    861,867   THUNDER BAY FUNDING INCORPORATED++                                            0.40        02/09/2009          861,780
    882,718   TICONDEROGA MASTER FUNDING LIMITED++                                          0.30        02/06/2009          882,674
    611,647   TULIP FUNDING CORPORATION++                                                   0.40        02/05/2009          611,613
    139,011   TULIP FUNDING CORPORATION++                                                   0.42        02/10/2009          138,995
    144,738   TULIP FUNDING CORPORATION++                                                   0.60        02/09/2009          144,716
    973,075   UNICREDITO ITALIANO NY                                                        0.57        03/03/2009          973,083
  1,011,158   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.38        07/28/2008          515,690
    587,195   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.41        08/07/2008          299,469
    719,955   VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.18        04/03/2008          367,177
  1,168,666   VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.19        02/15/2008          596,020
  1,096,244   WHITE PINE FINANCE LLC+++/-####(a)(i)                                         1.14        02/22/2008          970,068
    389,230   YORKTOWN CAPITAL LLC++                                                        0.35        02/03/2009          389,219
                                                                                                                         41,268,683
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,749,378)                                                               51,499,871
                                                                                                                     --------------
  SHARES
-----------
SHORT-TERM INVESTMENTS: 5.41%
 10,657,537   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               10,657,537
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,657,537)                                                                          10,657,537
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $321,084,527)*                                               125.78%                                           $  247,627,945
OTHER ASSETS AND LIABILITIES, NET                                  (25.78)                                              (50,747,302)
                                                                   ------                                            --------------
TOTAL NET ASSETS                                                   100.00%                                           $  196,880,643
                                                                   ------                                            --------------

+       NON-INCOME EARNING SECURITIES.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-     VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $10,657,537.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

  SHARES    SECURITY NAME                                                                                                VALUE
----------  -------------------------------------------------------------------------                                ------------
COMMON STOCKS: 98.36%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.61%
   245,000  FASTENAL COMPANY<<                                                                                       $  8,374,100
                                                                                                                     ------------
BUSINESS SERVICES: 12.53%
   485,000  AUTOMATIC DATA PROCESSING INCORPORATED                                                                     17,620,050
   806,900  CA INCORPORATED                                                                                            14,516,131
   707,900  ELECTRONIC ARTS INCORPORATED+                                                                              10,929,976
   204,100  JUNIPER NETWORKS INCORPORATED<<+                                                                            2,890,056
   312,900  LAWSON SOFTWARE INCORPORATED+                                                                               1,320,438
   831,200  MONSTER WORLDWIDE INCORPORATED<<+                                                                           7,655,352
   157,433  TOTAL SYSTEM SERVICES INCORPORATED                                                                          1,993,102
   715,000  YAHOO! INCORPORATED+                                                                                        8,386,950
                                                                                                                       65,312,055
                                                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS: 1.88%
   392,500  HOSPIRA INCORPORATED+                                                                                       9,773,250
                                                                                                                     ------------
COMMUNICATIONS: 0.52%
   445,200  CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                                2,306,136
   126,500  LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                               397,210
                                                                                                                        2,703,346
                                                                                                                     ------------
COMPUTER TECHNOLOGIES: 0.54%
   194,933  METAVANTE TECHNOLOGIES INCORPORATED+                                                                        2,828,478
                                                                                                                     ------------
DEPOSITORY INSTITUTIONS: 5.51%
     4,700  ASSOCIATED BANC-CORP<<                                                                                         73,555
    91,000  BROOKLINE BANCORP INCORPORATED                                                                                879,970
   125,500  COMMERCE BANCSHARES INCORPORATED<<                                                                          4,386,225
    48,500  COMMUNITY BANK SYSTEM INCORPORATED<<                                                                          870,575
    30,100  CULLEN FROST BANKERS INCORPORATED                                                                           1,317,477
   130,000  GLACIER BANCORP INCORPORATED<<                                                                              1,995,500
       800  M&T BANK CORPORATION<<                                                                                         31,128
   279,400  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                     3,702,050
   155,000  NEWALLIANCE BANCSHARES INCORPORATED                                                                         1,703,450
    81,700  UMB FINANCIAL CORPORATION                                                                                   3,165,058
   654,800  US BANCORP<<                                                                                                9,717,232
     2,800  WEBSTER FINANCIAL CORPORATION                                                                                  11,704
    20,000  WESTAMERICA BANCORPORATION                                                                                    854,600
     1,800  WILMINGTON TRUST CORPORATION<<                                                                                 24,642
                                                                                                                       28,733,166
                                                                                                                     ------------
ELECTRIC, GAS & SANITARY SERVICES: 21.01%
   116,000  AGL RESOURCES INCORPORATED                                                                                  3,576,280
    69,000  AMEREN CORPORATION                                                                                          2,294,250
   400,000  AQUA AMERICA INCORPORATED<<                                                                                 8,296,000
    90,000  CONSOLIDATED EDISON INCORPORATED                                                                            3,667,500
   250,000  EDISON INTERNATIONAL                                                                                        8,142,500
    96,000  ENTERGY CORPORATION<<                                                                                       7,330,560
    83,000  FIRSTENERGY CORPORATION                                                                                     4,149,170
   201,000  FPL GROUP INCORPORATED                                                                                     10,361,550
   815,000  NISOURCE INCORPORATED                                                                                       7,889,200
   188,000  PG&E CORPORATION                                                                                            7,269,960
   218,000  PROGRESS ENERGY INCORPORATED                                                                                8,440,960
   157,000  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                              4,956,490
    52,463  REPUBLIC SERVICES INCORPORATED                                                                              1,356,693
    56,000  SCANA CORPORATION                                                                                           1,920,240
   874,100  WASTE MANAGEMENT INCORPORATED<<                                                                            27,263,179

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

  SHARES    SECURITY NAME                                                                                                VALUE
----------  -------------------------------------------------------------------------                                ------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
   140,000  XCEL ENERGY INCORPORATED                                                                                 $  2,584,400
                                                                                                                      109,498,932
                                                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.26%
   447,000  ATMI INCORPORATED+                                                                                          6,038,970
    38,800  KLA-TENCOR CORPORATION                                                                                        777,552
 1,165,700  MOLEX INCORPORATED CLASS A                                                                                 14,244,854
   427,700  NETAPP INCORPORATED+                                                                                        6,342,791
                                                                                                                       27,404,167
                                                                                                                     ------------
FINANCIAL SERVICES: 0.69%
   686,300  JANUS CAPITAL GROUP INCORPORATED                                                                            3,603,075
                                                                                                                     ------------
FOOD & KINDRED PRODUCTS: 4.43%
   408,200  COCA-COLA ENTERPRISES INCORPORATED                                                                          4,584,086
   708,500  CONAGRA FOODS INCORPORATED                                                                                 12,115,350
   635,600  SARA LEE CORPORATION                                                                                        6,375,068
                                                                                                                       23,074,504
                                                                                                                     ------------
FOOD STORES: 0.16%
    82,600  WHOLE FOODS MARKET INCORPORATED<<+                                                                            846,650
                                                                                                                     ------------
GENERAL MERCHANDISE STORES: 0.96%
   160,400  TARGET CORPORATION<<                                                                                        5,004,480
                                                                                                                     ------------
HOLDING & OTHER INVESTMENT OFFICES: 1.55%
   364,700  EXTERRAN HOLDINGS INCORPORATED<<+                                                                           8,081,752
                                                                                                                     ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.04%
    28,200  WILLIAMS-SONOMA INCORPORATED<<                                                                                223,344
                                                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.61%
   301,400  3M COMPANY                                                                                                 16,212,306
 1,312,500  APPLIED MATERIALS INCORPORATED                                                                             12,298,125
   797,100  INTERMEC INCORPORATED+                                                                                      9,899,982
   108,100  KENNAMETAL INCORPORATED                                                                                     1,733,924
   154,200  NATIONAL OILWELL VARCO INCORPORATED+                                                                        4,077,048
   225,000  PALL CORPORATION                                                                                            5,865,750
                                                                                                                       50,087,135
                                                                                                                     ------------
INSURANCE CARRIERS: 0.68%
   293,800  THE PROGRESSIVE CORPORATION<<                                                                               3,569,670
                                                                                                                     ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.75%
   111,200  MILLIPORE CORPORATION+                                                                                      6,133,792
   515,100  PERKINELMER INCORPORATED                                                                                    6,500,562
   162,700  QUEST DIAGNOSTICS INCORPORATED                                                                              8,029,245
   513,800  ROCKWELL AUTOMATION INCORPORATED<<                                                                         13,379,352
   319,800  WATERS CORPORATION+                                                                                        11,567,166
                                                                                                                       45,610,117
                                                                                                                     ------------
MISCELLANEOUS RETAIL: 5.85%
   108,200  COSTCO WHOLESALE CORPORATION<<                                                                              4,872,246
   369,300  STAPLES INCORPORATED<<                                                                                      5,886,642

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

  SHARES    SECURITY NAME                                                                                                VALUE
----------  -------------------------------------------------------------------------                                ------------
MISCELLANEOUS RETAIL (continued)
   719,400  WALGREEN COMPANY<<                                                                                       $ 19,718,754
                                                                                                                       30,477,642
                                                                                                                     ------------
MOTION PICTURES: 1.97%
 1,101,100  TIME WARNER INCORPORATED                                                                                   10,273,263
                                                                                                                     ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.63%
   178,800  FEDEX CORPORATION                                                                                           9,108,072
   108,000  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                  4,588,920
                                                                                                                       13,696,992
                                                                                                                     ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.77%
   246,800  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                      4,037,648
                                                                                                                     ------------
OIL & GAS EXTRACTION: 5.98%
   212,000  DEVON ENERGY CORPORATION                                                                                   13,059,200
   370,000  NOBLE ENERGY INCORPORATED                                                                                  18,104,100
                                                                                                                       31,163,300
                                                                                                                     ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.54%
   238,100  HESS CORPORATION                                                                                           13,240,741
                                                                                                                     ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.56%
   213,800  SEALED AIR CORPORATION                                                                                      2,896,990
                                                                                                                     ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.23%
    90,000  CHARLES SCHWAB CORPORATION                                                                                  1,223,100
                                                                                                                     ------------
TRANSPORTATION EQUIPMENT: 0.54%
   233,200  HARLEY-DAVIDSON INCORPORATED<<                                                                              2,840,376
                                                                                                                     ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.43%
   100,400  SYSCO CORPORATION                                                                                           2,237,916
                                                                                                                     ------------
WHOLESALE TRADE-DURABLE GOODS: 1.13%
    72,900  BARNES GROUP INCORPORATED                                                                                     823,770
    98,000  KIMBERLY-CLARK CORPORATION                                                                                  5,044,060
                                                                                                                        5,867,830
                                                                                                                     ------------
TOTAL COMMON STOCKS (COST $762,004,693)                                                                               512,684,019
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING: 16.42%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.26%
 4,249,998  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                            4,249,998
 4,249,998  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                4,249,998
 4,249,998  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                  4,249,998
 4,249,998  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                       4,249,998
                                                                                                                       16,999,992
                                                                                                                     ------------


PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
----------                                                                             -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.16%
$1,339,673  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                    0.39%        02/05/2009      1,339,601
 1,385,869  AEGON NV                                                                       0.55         02/13/2009      1,385,594
   230,978  AEGON NV                                                                       0.60         02/13/2009        230,928

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

 PRINCIPAL  SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
----------  -------------------------------------------------------------------------  -------------  -------------  ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$1,478,260  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                  0.39%        02/09/2009   $  1,478,138
 1,432,065  AMERICAN HONDA FINANCE CORPORATION                                             0.35         02/06/2009      1,431,981
 1,413,586  AMSTEL FUNDING CORPORATION++                                                   1.20         02/13/2009      1,412,974
 1,524,456  AMSTERDAM FUNDING CORPORATION++                                                0.50         02/23/2009      1,523,969
 1,154,891  ANTALIS US FUNDING CORPORATION++                                               0.70         02/19/2009      1,154,464
 1,247,282  ANZ DELAWARE INCORPORATED                                                      0.25         02/18/2009      1,247,157
 1,385,869  ATLANTIC ASSET SECURITIZATION CORPORATION++                                    0.30         02/12/2009      1,385,730
 1,478,260  BANK OF IRELAND++                                                              0.60         02/03/2009      1,478,186
 1,616,847  BARCLAYS BANK (NEW YORK) PLC+/-                                                0.69         02/11/2009      1,616,916
 1,431,556  BRYANT BANK FUNDING LLC++                                                      0.45         02/17/2009      1,431,252
 1,385,869  CALYON NY                                                                      3.12         02/09/2009      1,386,756
 1,616,847  CANCARA ASSET SECURITIZATION LIMITED++                                         0.40         02/09/2009      1,616,685
 1,016,304  CHARIOT FUNDING LLC++                                                          0.45         02/25/2009      1,015,986
 1,179,407  CHEYNE FINANCE LLC+++/-####(a)(i)                                              0.00         02/25/2008         19,460
   908,023  CHEYNE FINANCE LLC+++/-####(a)(i)                                              0.00         05/19/2008         14,982
   646,739  CLIPPER RECEIVABLES CORPORATION++                                              0.75         02/03/2009        646,698
   554,348  CLIPPER RECEIVABLES CORPORATION++                                              0.80         02/06/2009        554,274
 1,478,260  CME GROUP INCORPORATED++                                                       0.45         02/06/2009      1,478,149
   124,728  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                      3.90         10/01/2038        124,728
   692,934  CONOCOPHILLIPS                                                                 0.45         02/09/2009        692,857
 1,247,282  DANSKE BANK A/S COPENHAGEN                                                     0.38         02/02/2009      1,247,282
   831,521  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                   5.75         12/15/2037        831,521
 1,385,869  E.ON AG++                                                                      0.50         02/20/2009      1,385,484
 1,570,652  ENTERPRISE FUNDING LLC++                                                       0.45         02/18/2009      1,570,298
   138,587  ERASMUS CAPITAL CORPORATION++                                                  0.50         02/03/2009        138,581
 1,478,260  ERASMUS CAPITAL CORPORATION++                                                  0.60         02/02/2009      1,478,211
   739,130  FAIRWAY FINANCE CORPORATION++                                                  0.36         02/02/2009        739,115
 1,478,260  GEMINI SECURITIZATION INCORPORATED++                                           0.33         02/10/2009      1,478,125
    87,726  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $87,728)                                  0.29         02/02/2009         87,726
 1,247,282  GREENWICH CAPITAL HOLDINGS INCORPORATED                                        0.37         02/02/2009      1,247,256
 4,350,859  GRYPHON FUNDING LIMITED(a)(i)                                                  0.00         08/23/2009      1,810,827
    76,223  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                          1.25         11/01/2042         76,223
    92,391  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                             1.00         01/01/2018         92,391
   138,587  IRISH LIFE & PERMANENT PLC                                                     0.90         02/02/2009        138,580
 1,339,673  IRISH LIFE & PERMANENT PLC                                                     1.05         02/02/2009      1,339,595
   138,587  IRISH LIFE & PERMANENT PLC++                                                   1.30         02/24/2009        138,467
   138,587  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                         1.00         04/15/2025        138,587
 1,478,260  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                 0.72         02/26/2009      1,477,492
   236,152  KITTY HAWK FUNDING CORPORATION++                                               0.25         02/02/2009        236,149
 1,478,260  LIBERTY STREET FUNDING CORPORATION++                                           0.48         02/25/2009      1,477,767
   623,641  LMA AMERICAS LLC++                                                             0.55         02/26/2009        623,393
 1,385,869  MATCHPOINT MASTER TRUST++                                                      0.45         02/18/2009      1,385,557
 1,478,260  METLIFE SHORT TERM FUNDING LLC++                                               0.50         02/12/2009      1,478,014
   198,641  MISSISSIPPI STATE GO+/-ss                                                      5.00         11/01/2028        198,641
 1,385,869  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $1,385,900)                               0.27         02/02/2009      1,385,869
    92,391  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                       3.75         01/01/2018         92,391
 1,478,260  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      0.40         02/02/2009      1,478,227
 1,570,652  PARK AVENUE RECEIVABLES CORPORATION++                                          0.35         02/02/2009      1,570,621
   369,565  RANGER FUNDING CORPORATION++                                                   0.35         02/02/2009        369,558
   923,913  RBS CITIZENS (GRAND CAYMAN)                                                    0.31         02/05/2009        923,913
 1,485,005  REGENCY MARKETS #1 LLC++                                                       0.35         02/09/2009      1,484,875
   923,913  ROMULUS FUNDING CORPORATION++                                                  0.80         02/26/2009        923,379
   461,956  ROMULUS FUNDING CORPORATION++                                                  0.85         02/25/2009        461,684
 1,426,383  SALISBURY RECEIVABLES COMPANY++                                                0.30         02/03/2009      1,426,347
   923,913  SOCIETE GENERALE NORTH AMERICA INCORPORATED                                    0.35         02/10/2009        923,823
   369,565  STARBIRD FUNDING CORPORATION++                                                 0.40         02/02/2009        369,557
   461,956  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                           0.37         02/12/2009        461,899
 1,432,065  THUNDER BAY FUNDING INCORPORATED++                                             0.40         02/09/2009      1,431,921
 1,466,711  TICONDEROGA MASTER FUNDING LIMITED++                                           0.30         02/06/2009      1,466,638
 1,016,304  TULIP FUNDING CORPORATION++                                                    0.40         02/05/2009      1,016,247
   230,978  TULIP FUNDING CORPORATION++                                                    0.42         02/10/2009        230,951

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

MID CAP DISCIPLINED FUND

 PRINCIPAL  SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
----------  -------------------------------------------------------------------------  -------------  -------------  ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  240,494  TULIP FUNDING CORPORATION++                                                    0.60%        02/09/2009   $    240,458
 1,616,847  UNICREDITO ITALIANO NY                                                         0.57         03/03/2009      1,616,861
 1,680,125  VICTORIA FINANCE LLC+++/-####(a)(i)                                            0.38         07/28/2008        856,864
   975,674  VICTORIA FINANCE LLC+++/-####(a)(i)                                            0.41         08/07/2008        497,594
 1,196,267  VICTORIA FINANCE LLC+++/-####(a)(i)                                            1.18         04/03/2008        610,096
 1,941,838  VICTORIA FINANCE LLC+++/-####(a)(i)                                            1.19         02/15/2008        990,337
 1,821,502  WHITE PINE FINANCE LLC+++/-####(a)(i)                                          1.14         02/22/2008      1,611,852
   646,739  YORKTOWN CAPITAL LLC++                                                         0.35         02/03/2009        646,720
                                                                                                                       68,571,429
                                                                                                                     ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $87,674,315)                                                             85,571,421
                                                                                                                     ------------

  SHARES
----------
SHORT-TERM INVESTMENTS: 1.68%
 8,788,868  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                8,788,868
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,788,868)                                                                          8,788,868
                                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $858,467,876)*                                                           116.46%                               $607,044,308
OTHER ASSETS AND LIABILITIES, NET                                              (16.46)                                (85,803,687)
                                                                               ------                                ------------
TOTAL NET ASSETS                                                               100.00%                               $521,240,621
                                                                               ------                                ------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,788,868.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 88.94%
AMUSEMENT & RECREATION SERVICES: 0.99%
    810,000   INTERNATIONAL GAME TECHNOLOGY<<                                                                        $    8,586,000
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 1.31%
    751,000   NORDSTROM INCORPORATED<<                                                                                    9,530,190
    111,954   URBAN OUTFITTERS INCORPORATED+                                                                              1,744,243
                                                                                                                         11,274,433
                                                                                                                     --------------
BUSINESS SERVICES: 9.30%
    877,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                        11,821,960
    645,000   ELECTRONIC ARTS INCORPORATED<<+                                                                             9,958,800
    380,000   FISERV INCORPORATED+                                                                                       12,065,000
    721,000   IMS HEALTH INCORPORATED                                                                                    10,468,920
    860,600   NCR CORPORATION+                                                                                           10,800,530
    443,100   OMNICOM GROUP INCORPORATED<<                                                                               11,471,859
    935,000   RED HAT INCORPORATED+                                                                                      13,697,750
                                                                                                                         80,284,819
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 4.51%
    201,000   AMGEN INCORPORATED+                                                                                        11,024,850
    211,000   CLOROX COMPANY                                                                                             10,581,650
    278,000   PRAXAIR INCORPORATED                                                                                       17,308,280
                                                                                                                         38,914,780
                                                                                                                     --------------
COAL MINING: 0.36%
    125,000   PEABODY ENERGY CORPORATION                                                                                  3,125,000
                                                                                                                     --------------
COMMUNICATIONS: 6.19%
    855,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                                     13,705,650
  1,100,000   COMCAST CORPORATION CLASS A                                                                                15,268,000
    545,000   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                           10,000,750
  1,415,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                             4,443,100
    465,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                   9,983,550
                                                                                                                         53,401,050
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 3.32%
    533,840   BANK OF NEW YORK MELLON CORPORATION<<                                                                      13,741,042
    305,700   BB&T CORPORATION<<                                                                                          6,049,803
    821,000   MARSHALL & ILSLEY CORPORATION<<                                                                             4,687,910
    129,000   TORONTO-DOMINION BANK ADR<<                                                                                 4,162,830
                                                                                                                         28,641,585
                                                                                                                     --------------
EATING & DRINKING PLACES: 1.65%
    542,500   DARDEN RESTAURANTS INCORPORATED                                                                            14,224,350
                                                                                                                     --------------
EDUCATIONAL SERVICES: 1.17%
    124,000   APOLLO GROUP INCORPORATED CLASS A+                                                                         10,101,040
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.03%
    676,900   REPUBLIC SERVICES INCORPORATED                                                                             17,504,634
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.86%
    440,800   AMPHENOL CORPORATION CLASS A                                                                               11,526,920
  9,980,000   ARM HOLDINGS PLC                                                                                           13,197,391
    662,000   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     9,003,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    870,000   MICROSEMI CORPORATION+                                                                                 $    7,308,000
    830,000   NETAPP INCORPORATED<<+                                                                                     12,308,900
  2,668,000   ON SEMICONDUCTOR CORPORATION<<+                                                                            11,125,560
    750,000   POLYCOM INCORPORATED+                                                                                      10,537,500
    268,000   ROCKWELL COLLINS INCORPORATED                                                                              10,098,240
                                                                                                                         85,105,711
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.67%
    456,000   ACCENTURE LIMITED CLASS A                                                                                  14,391,360
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.60%
    405,000   CROWN HOLDINGS INCORPORATED+                                                                                7,593,750
    455,000   ILLINOIS TOOL WORKS INCORPORATED<<                                                                         14,860,300
                                                                                                                         22,454,050
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 2.64%
    195,000   GENERAL MILLS INCORPORATED<<                                                                               11,534,250
    585,000   PEPSI BOTTLING GROUP INCORPORATED<<                                                                        11,284,650
                                                                                                                         22,818,900
                                                                                                                     --------------
FOOD STORES: 1.26%
    483,000   KROGER COMPANY                                                                                             10,867,500
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 1.19%
    328,000   TARGET CORPORATION<<                                                                                       10,233,600
                                                                                                                     --------------
HEALTH SERVICES: 1.05%
  5,695,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                         9,055,050
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.61%
     330,000  OAKTREE CAPITAL MANAGEMENT(a)(i)                                                                            5,280,000
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.19%
    400,000   DOVER CORPORATION                                                                                          11,312,000
    425,000   NATIONAL OILWELL VARCO INCORPORATED+                                                                       11,237,000
    595,000   PALL CORPORATION                                                                                           15,511,650
  1,766,000   SEAGATE TECHNOLOGY                                                                                          6,693,140
                                                                                                                         44,753,790
                                                                                                                     --------------
INSURANCE CARRIERS: 4.48%
    323,000   ACE LIMITED                                                                                                14,102,180
    375,000   HCC INSURANCE HOLDINGS INCORPORATED<<                                                                       8,778,750
    353,000   RENAISSANCERE HOLDINGS LIMITED                                                                             15,775,570
                                                                                                                         38,656,500
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.29%
    627,000   COOPER COMPANIES INCORPORATED                                                                              11,894,190
    400,000   MEDTRONIC INCORPORATED                                                                                     13,396,000
    424,000   RESMED INCORPORATED+                                                                                       16,917,600
    281,400   ROCKWELL AUTOMATION INCORPORATED                                                                            7,327,656
    370,000   WATERS CORPORATION+                                                                                        13,382,900
                                                                                                                         62,918,346
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
MEDICAL PRODUCTS: 1.14%
    270,000   ZIMMER HOLDINGS INCORPORATED+                                                                          $    9,828,000
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 2.91%
    415,000   CVS CAREMARK CORPORATION                                                                                   11,155,200
    875,000   STAPLES INCORPORATED<<                                                                                     13,947,500
                                                                                                                         25,102,700
                                                                                                                     --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.19%
     460,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                                10,244,200
                                                                                                                     --------------
OIL & GAS EXTRACTION: 7.22%
    235,000   APACHE CORPORATION                                                                                         17,625,000
    333,000   TRANSOCEAN LIMITED+                                                                                        18,188,460
  1,331,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                         14,680,930
    319,000   XTO ENERGY INCORPORATED                                                                                    11,831,710
                                                                                                                         62,326,100
                                                                                                                     --------------
PERSONAL SERVICES: 0.71%
    545,000   REGIS CORPORATION                                                                                           6,131,250
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 0.95%
    200,000   NUCOR CORPORATION                                                                                           8,158,000
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.63%
    402,000   SEALED AIR CORPORATION                                                                                      5,447,100
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.39%
  1,018,760   INVESCO LIMITED<<                                                                                          12,011,180
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.88%
  1,035,000   TAM SA ADR<<+                                                                                               7,576,200
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 1.15%
   793,000   JOHNSON CONTROLS INCORPORATED<<                                                                              9,920,430
                                                                                                                     --------------
TRAVEL & RECREATION: 1.07%
    510,000   CARNIVAL CORPORATION<<+                                                                                     9,276,900
                                                                                                                     --------------
UTILITIES: 1.03%
    148,000   VANGUARD UTILITIES ETF<<                                                                                    8,915,520
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $1,096,951,574)                                                                               767,530,078
                                                                                                                     --------------
INVESTMENT COMPANIES: 2.63%
  STOCK FUNDS: 2.63%
    430,000   UTILITIES SELECT SECTOR SPDR FUND<<                                                                        12,375,400
    345,000   VANGUARD REIT ETF<<                                                                                        10,370,701
                                                                                                                         22,746,101
                                                                                                                     --------------
TOTAL INVESTMENT COMPANIES (COST $24,520,236)                                                                            22,746,101
                                                                                                                     --------------
RIGHTS: 0.00%
    566,000   SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                                                                    0
TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
COLLATERAL FOR SECURITIES LENDING: 10.11%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.01%
  4,331,557   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       $    4,331,557
  4,331,557   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                4,331,557
  4,331,557   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                  4,331,557
  4,331,557   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                       4,331,557
                                                                                                                         17,326,228
                                                                                                                     --------------


 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
-----------                                                                            -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.10%
$ 1,365,382   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.39%      02/05/2009         1,365,308
  1,412,464   AEGON NV                                                                      0.55       02/13/2009         1,412,184
    235,411   AEGON NV                                                                      0.60       02/13/2009           235,360
  1,506,629   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                 0.39       02/09/2009         1,506,504
  1,459,546   AMERICAN HONDA FINANCE CORPORATION                                            0.35       02/06/2009         1,459,461
  1,440,714   AMSTEL FUNDING CORPORATION++                                                  1.20       02/13/2009         1,440,089
  1,553,711   AMSTERDAM FUNDING CORPORATION++                                               0.50       02/23/2009         1,553,214
  1,177,054   ANTALIS US FUNDING CORPORATION++                                              0.70       02/19/2009         1,176,619
  1,271,218   ANZ DELAWARE INCORPORATED                                                     0.25       02/18/2009         1,271,091
  1,412,464   ATLANTIC ASSET SECURITIZATION CORPORATION++                                   0.30       02/12/2009         1,412,323
  1,506,629   BANK OF IRELAND++                                                             0.60       02/03/2009         1,506,553
  1,647,875   BARCLAYS BANK (NEW YORK) PLC+/-                                               0.69       02/11/2009         1,647,945
  1,459,028   BRYANT BANK FUNDING LLC++                                                     0.45       02/17/2009         1,458,718
  1,412,464   CALYON NY                                                                     3.12       02/09/2009         1,413,369
  1,647,875   CANCARA ASSET SECURITIZATION LIMITED++                                        0.40       02/09/2009         1,647,710
  1,035,807   CHARIOT FUNDING LLC++                                                         0.45       02/25/2009         1,035,483
  1,202,040   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00       02/25/2008            19,834
    925,448   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00       05/19/2008            15,270
    659,150   CLIPPER RECEIVABLES CORPORATION++                                             0.75       02/03/2009           659,109
    564,986   CLIPPER RECEIVABLES CORPORATION++                                             0.80       02/06/2009           564,910
  1,506,629   CME GROUP INCORPORATED++                                                      0.45       02/06/2009         1,506,516
    127,122   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     3.90       10/01/2038           127,122
    706,232   CONOCOPHILLIPS                                                                0.45       02/09/2009           706,153
  1,271,218   DANSKE BANK A/S COPENHAGEN                                                    0.38       02/02/2009         1,271,218
    847,479   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  5.75       12/15/2037           847,479
  1,412,464   E.ON AG++                                                                     0.50       02/20/2009         1,412,072
  1,600,793   ENTERPRISE FUNDING LLC++                                                      0.45       02/18/2009         1,600,433
    141,246   ERASMUS CAPITAL CORPORATION++                                                 0.50       02/03/2009           141,241
  1,506,629   ERASMUS CAPITAL CORPORATION++                                                 0.60       02/02/2009         1,506,578
    753,314   FAIRWAY FINANCE CORPORATION++                                                 0.36       02/02/2009           753,299
  1,506,629   GEMINI SECURITIZATION INCORPORATED++                                          0.33       02/10/2009         1,506,490
     89,409   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $89,411)                        0.29       02/02/2009            89,409
  1,271,218   GREENWICH CAPITAL HOLDINGS INCORPORATED                                       0.37       02/02/2009         1,271,192
  4,434,353   GRYPHON FUNDING LIMITED(a)(i)                                                 0.00       08/23/2009         1,845,578
     77,686   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         1.25       11/01/2042            77,686
     94,164   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            1.00       01/01/2018            94,164
    141,246   IRISH LIFE & PERMANENT PLC                                                    0.90       02/02/2009           141,239
  1,365,382   IRISH LIFE & PERMANENT PLC                                                    1.05       02/02/2009         1,365,302
    141,246   IRISH LIFE & PERMANENT PLC++                                                  1.30       02/24/2009           141,124
    141,246   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        1.00       04/15/2025           141,246
  1,506,629   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.72       02/26/2009         1,505,845
    240,684   KITTY HAWK FUNDING CORPORATION++                                              0.25       02/02/2009           240,681
  1,506,629   LIBERTY STREET FUNDING CORPORATION++                                          0.48       02/25/2009         1,506,126
    635,609   LMA AMERICAS LLC++                                                            0.55       02/26/2009           635,356
  1,412,464   MATCHPOINT MASTER TRUST++                                                     0.45       02/18/2009         1,412,146
  1,506,629   METLIFE SHORT TERM FUNDING LLC++                                              0.50       02/12/2009         1,506,377
    202,453   MISSISSIPPI STATE GO+/-ss                                                     5.00       11/01/2028           202,453
  1,412,464   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,412,496)                     0.27       02/02/2009         1,412,464
     94,164   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.75       01/01/2018            94,164

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

OPPORTUNITY FUND

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
-----------   -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,506,629   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40%      02/02/2009    $    1,506,595
  1,600,793   PARK AVENUE RECEIVABLES CORPORATION++                                         0.35       02/02/2009         1,600,762
    376,657   RANGER FUNDING CORPORATION++                                                  0.35       02/02/2009           376,650
    941,643   RBS CITIZENS (GRAND CAYMAN)                                                   0.31       02/05/2009           941,643
  1,513,502   REGENCY MARKETS #1 LLC++                                                      0.35       02/09/2009         1,513,370
    941,643   ROMULUS FUNDING CORPORATION++                                                 0.80       02/26/2009           941,099
    470,821   ROMULUS FUNDING CORPORATION++                                                 0.85       02/25/2009           470,543
  1,453,755   SALISBURY RECEIVABLES COMPANY++                                               0.30       02/03/2009         1,453,719
    941,643   SOCIETE GENERALE NORTH AMERICA INCORPORATED                                   0.35       02/10/2009           941,551
    376,657   STARBIRD FUNDING CORPORATION++                                                0.40       02/02/2009           376,649
    470,821   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                          0.37       02/12/2009           470,763
  1,459,546   THUNDER BAY FUNDING INCORPORATED++                                            0.40       02/09/2009         1,459,400
  1,494,858   TICONDEROGA MASTER FUNDING LIMITED++                                          0.30       02/06/2009         1,494,783
  1,035,807   TULIP FUNDING CORPORATION++                                                   0.40       02/05/2009         1,035,750
    235,411   TULIP FUNDING CORPORATION++                                                   0.42       02/10/2009           235,383
    245,110   TULIP FUNDING CORPORATION++                                                   0.60       02/09/2009           245,073
  1,647,875   UNICREDITO ITALIANO NY                                                        0.57       03/03/2009         1,647,889
  1,712,367   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.38       07/28/2008           873,307
    994,398   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.41       08/07/2008           507,143
  1,219,223   VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.18       04/03/2008           621,804
  1,979,102   VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.19       02/15/2008         1,009,342
  1,856,457   WHITE PINE FINANCE LLC+++/-####(a)(i)                                         1.14       02/22/2008         1,642,779
    659,150   YORKTOWN CAPITAL LLC++                                                        0.35       02/03/2009           659,131
                                                                                                                         69,887,335
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,503,024)                                                               87,213,563
                                                                                                                     --------------
  SHARES
-----------
SHORT-TERM INVESTMENTS: 8.23%
 71,013,025   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               71,013,025
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $71,013,025)                                                                          71,013,025
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,283,987,859)*                                                109.91%                                     $  948,502,767
OTHER ASSETS AND LIABILITIES, NET                                         (9.91)                                        (85,527,407)
                                                                         ------                                      --------------
TOTAL NET ASSETS                                                         100.00%                                     $  862,975,360
                                                                         ------                                      --------------

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+       NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-     VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $71,013,025.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -----------------------------------------------------------------------                                ------------
COMMON STOCKS: 92.51%
AMUSEMENT & RECREATION SERVICES: 0.52%
      53,000  WMS INDUSTRIES INCORPORATED+                                                                           $  1,217,850
                                                                                                                     ------------
APPAREL & ACCESSORY STORES: 0.17%
     194,000  HEELYS INCORPORATED+<<                                                                                      395,760
                                                                                                                     ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.33%
      30,000  AVATAR HOLDINGS INCORPORATED+<<                                                                             778,500
                                                                                                                     ------------
BUSINESS SERVICES: 10.74%
     909,988  ASSET ACCEPTANCE CAPITAL CORPORATION+<<                                                                   3,812,850
     500,000  CONVERGYS CORPORATION+                                                                                    3,765,000
     365,000  ELECTRONIC ARTS INCORPORATED+                                                                             5,635,600
     135,000  ELECTRONICS FOR IMAGING INCORPORATED+                                                                     1,200,150
     170,000  FAIR ISAAC CORPORATION<<                                                                                  2,159,000
     500,000  LAWSON SOFTWARE INCORPORATED+                                                                             2,110,000
     700,000  MONSTER WORLDWIDE INCORPORATED+                                                                           6,447,000
                                                                                                                       25,129,600
                                                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS: 0.85%
     125,000  NOVEN PHARMACEUTICALS INCORPORATED+                                                                       1,241,250
      45,000  PHARMERICA CORPORATION+                                                                                     739,800
                                                                                                                        1,981,050
                                                                                                                     ------------
COMMUNICATIONS: 4.85%
     255,000  CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+<<                                                            1,320,900
     830,000  MASTEC INCORPORATED+                                                                                      8,822,900
      56,000  SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                 1,202,320
                                                                                                                       11,346,120
                                                                                                                     ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.83%
     190,000  COMFORT SYSTEMS USA INCORPORATED                                                                          1,943,700
                                                                                                                     ------------
DEPOSITORY INSTITUTIONS: 1.52%
      16,600  COMMERCE BANCSHARES INCORPORATED<<                                                                          580,170
      25,000  COMMUNITY BANK SYSTEM INCORPORATED<<                                                                        448,750
      81,000  NEWALLIANCE BANCSHARES INCORPORATED                                                                         890,190
      26,900  UMB FINANCIAL CORPORATION                                                                                 1,042,106
      13,900  WESTAMERICA BANCORPORATION                                                                                  593,947
                                                                                                                        3,555,163
                                                                                                                     ------------
EATING & DRINKING PLACES: 1.84%
     167,800  CEC ENTERTAINMENT INCORPORATED+                                                                           3,916,452
     107,000  RUBIO'S RESTAURANTS INCORPORATED+                                                                           385,200
                                                                                                                        4,301,652
                                                                                                                     ------------
ELECTRIC, GAS & SANITARY SERVICES: 13.14%
      18,700  ALLETE INCORPORATED                                                                                         581,570
     313,089  AQUA AMERICA INCORPORATED<<                                                                               6,493,466
     139,800  CLEAN HARBORS INCORPORATED+                                                                               7,480,698
      31,900  NICOR INCORPORATED                                                                                        1,091,299
     365,000  NISOURCE INCORPORATED                                                                                     3,533,200
      18,500  NORTHWEST NATURAL GAS COMPANY                                                                               794,390
      51,400  PIEDMONT NATURAL GAS COMPANY<<                                                                            1,331,774
      43,700  PORTLAND GENERAL ELECTRIC COMPANY                                                                           849,965

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -----------------------------------------------------------------------                                ------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     255,000  REPUBLIC SERVICES INCORPORATED                                                                         $  6,594,300
      29,600  SOUTHWEST GAS CORPORATION                                                                                   762,496
      38,100  WGL HOLDINGS INCORPORATED                                                                                 1,223,010
                                                                                                                       30,736,168
                                                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.56%
     504,500  ARRIS GROUP INCORPORATED+                                                                                 3,592,040
     620,534  ATMI INCORPORATED+                                                                                        8,383,414
     135,000  EXAR CORPORATION+                                                                                           913,950
     270,000  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    3,572,100
     568,000  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    3,390,960
     525,000  MOLEX INCORPORATED CLASS A                                                                                6,415,500
     108,800  ZOLTEK COMPANIES INCORPORATED+<<                                                                            770,304
                                                                                                                       27,038,268
                                                                                                                     ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.09%
     330,000  CRA INTERNATIONAL INCORPORATED+                                                                           6,933,300
      11,100  TEJON RANCH COMPANY+                                                                                        242,535
      60,000  TRIMERIS INCORPORATED+<<                                                                                     61,200
                                                                                                                        7,237,035
                                                                                                                     ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.59%
      75,000  ILLINOIS TOOL WORKS INCORPORATED                                                                          2,449,500
      31,000  VALMONT INDUSTRIES INCORPORATED                                                                           1,257,980
                                                                                                                        3,707,480
                                                                                                                     ------------
FINANCIAL SERVICES: 0.65%
     290,228  JANUS CAPITAL GROUP INCORPORATED                                                                          1,523,697
                                                                                                                     ------------
FOOD & KINDRED PRODUCTS: 4.37%
     390,000  COCA-COLA ENTERPRISES INCORPORATED<<                                                                      4,379,700
     224,500  TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                    5,358,815
     712,500  VERMONT PURE HOLDINGS LIMITED+                                                                              491,625
                                                                                                                       10,230,140
                                                                                                                     ------------
FOOD STORES: 3.95%
     118,000  WHOLE FOODS MARKET INCORPORATED+<<                                                                        1,209,500
     585,000  WINN-DIXIE STORES INCORPORATED+                                                                           8,037,900
                                                                                                                        9,247,400
                                                                                                                     ------------
HEALTH SERVICES: 0.21%
   2,177,700  HOOPER HOLMES INCORPORATED+                                                                                 500,871
                                                                                                                     ------------
HOLDING & OTHER INVESTMENT OFFICES: 1.42%
      87,328  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           776,350
     115,000  EXTERRAN HOLDINGS INCORPORATED+                                                                           2,548,400
                                                                                                                        3,324,750
                                                                                                                     ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.46%
     135,000  WILLIAMS-SONOMA INCORPORATED<<                                                                            1,069,200
                                                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.69%
   1,400,000  ENTEGRIS INCORPORATED+                                                                                    1,946,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -----------------------------------------------------------------------                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
   1,199,000  INFOCUS CORPORATION+                                                                                   $    911,240
     580,000  INTERMEC INCORPORATED+                                                                                    7,203,600
     285,000  KENNAMETAL INCORPORATED                                                                                   4,571,400
      94,800  PALL CORPORATION                                                                                          2,471,436
      13,600  PLANAR SYSTEMS INCORPORATED+                                                                                  6,256
      66,000  ROBBINS & MYERS INCORPORATED                                                                              1,141,140
     185,401  ULTRATECH INCORPORATED+                                                                                   2,076,491
                                                                                                                       20,327,563
                                                                                                                     ------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.26%
     505,100  CRAWFORD & COMPANY CLASS A+                                                                               2,934,631
                                                                                                                     ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 12.19%
     785,000  HERLEY INDUSTRIES INCORPORATED+**                                                                         8,744,900
     150,000  MILLIPORE CORPORATION+                                                                                    8,274,000
     333,500  NEWPORT CORPORATION+                                                                                      1,784,225
     350,000  PERKINELMER INCORPORATED                                                                                  4,417,000
     133,000  WATERS CORPORATION+                                                                                       4,810,610
      31,100  ZOLL MEDICAL CORPORATION+                                                                                   497,911
                                                                                                                       28,528,646
                                                                                                                     ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.08%
      91,000  ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                  1,508,780
   1,462,400  LEAPFROG ENTERPRISES INCORPORATED+                                                                        2,939,424
     115,000  LYDALL INCORPORATED+                                                                                        424,350
                                                                                                                        4,872,554
                                                                                                                     ------------
OIL & GAS EXTRACTION: 0.24%
     686,700  SYNTROLEUM CORPORATION+<<                                                                                   563,094
                                                                                                                     ------------
PAPER & ALLIED PRODUCTS: 0.38%
     307,000  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                          896,440
                                                                                                                     ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.57%
     112,000  HESS CORPORATION                                                                                          6,228,320
      84,600  WD-40 COMPANY                                                                                             2,120,922
                                                                                                                        8,349,242
                                                                                                                     ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.11%
   1,500,000  PLAYBOY ENTERPRISES INCORPORATED CLASS B+**                                                               2,595,000
                                                                                                                     ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.56%
      97,000  SEALED AIR CORPORATION                                                                                    1,314,350
                                                                                                                     ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.34%
     125,000  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                               798,749
                                                                                                                     ------------
TOTAL COMMON STOCKS (COST $373,925,652)                                                                               216,444,673
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING: 6.80%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.35%
     790,088  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                            790,088
     790,088  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                790,088
     790,088  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                  790,088

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -----------------------------------------------------------------------                                ------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
     790,088  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  $    790,088
                                                                                                                        3,160,352
                                                                                                                     ------------

  PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.45%
$    249,049  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.39%       02/05/2009        249,036
     257,637  AEGON NV                                                                      0.55        02/13/2009        257,586
      42,940  AEGON NV                                                                      0.60        02/13/2009         42,930
     274,813  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                 0.39        02/09/2009        274,790
     266,225  AMERICAN HONDA FINANCE CORPORATION                                            0.35        02/06/2009        266,210
     262,790  AMSTEL FUNDING CORPORATION++                                                  1.20        02/13/2009        262,676
     283,401  AMSTERDAM FUNDING CORPORATION++                                               0.50        02/23/2009        283,310
     214,698  ANTALIS US FUNDING CORPORATION++                                              0.70        02/19/2009        214,618
     231,874  ANZ DELAWARE INCORPORATED                                                     0.25        02/18/2009        231,850
     257,637  ATLANTIC ASSET SECURITIZATION CORPORATION++                                   0.30        02/12/2009        257,612
     274,813  BANK OF IRELAND++                                                             0.60        02/03/2009        274,799
     300,577  BARCLAYS BANK (NEW YORK) PLC+/-                                               0.69        02/11/2009        300,590
     266,131  BRYANT BANK FUNDING LLC++                                                     0.45        02/17/2009        266,074
     257,637  CALYON NY                                                                     3.12        02/09/2009        257,802
     300,577  CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        02/09/2009        300,547
     188,934  CHARIOT FUNDING LLC++                                                         0.45        02/25/2009        188,875
     219,255  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008          3,618
     168,804  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        05/19/2008          2,785
     120,231  CLIPPER RECEIVABLES CORPORATION++                                             0.75        02/03/2009        120,223
     103,055  CLIPPER RECEIVABLES CORPORATION++                                             0.80        02/06/2009        103,041
     274,813  CME GROUP INCORPORATED++                                                      0.45        02/06/2009        274,792
      23,187  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     3.90        10/01/2038         23,187
     128,819  CONOCOPHILLIPS                                                                0.45        02/09/2009        128,804
     231,874  DANSKE BANK A/S COPENHAGEN                                                    0.38        02/02/2009        231,874
     154,582  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  5.75        12/15/2037        154,582
     257,637  E.ON AG++                                                                     0.50        02/20/2009        257,566
     291,989  ENTERPRISE FUNDING LLC++                                                      0.45        02/18/2009        291,923
      25,764  ERASMUS CAPITAL CORPORATION++                                                 0.50        02/03/2009         25,763
     274,813  ERASMUS CAPITAL CORPORATION++                                                 0.60        02/02/2009        274,804
     137,407  FAIRWAY FINANCE CORPORATION++                                                 0.36        02/02/2009        137,404
     274,813  GEMINI SECURITIZATION INCORPORATED++                                          0.33        02/10/2009        274,788
      16,308  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $16,308)                        0.29        02/02/2009         16,308
     231,874  GREENWICH CAPITAL HOLDINGS INCORPORATED                                       0.37        02/02/2009        231,869
     808,838  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009        336,638
      14,170  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         1.25        11/01/2042         14,170
      17,176  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            1.00        01/01/2018         17,176
      25,764  IRISH LIFE & PERMANENT PLC                                                    0.90        02/02/2009         25,762
     249,049  IRISH LIFE & PERMANENT PLC                                                    1.05        02/02/2009        249,035
      25,764  IRISH LIFE & PERMANENT PLC++                                                  1.30        02/24/2009         25,741
      25,764  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        1.00        04/15/2025         25,764
     274,813  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.72        02/26/2009        274,670
      43,901  KITTY HAWK FUNDING CORPORATION++                                              0.25        02/02/2009         43,901
     274,813  LIBERTY STREET FUNDING CORPORATION++                                          0.48        02/25/2009        274,721
     115,937  LMA AMERICAS LLC++                                                            0.55        02/26/2009        115,891
     257,637  MATCHPOINT MASTER TRUST++                                                     0.45        02/18/2009        257,579
     274,813  METLIFE SHORT TERM FUNDING LLC++                                              0.50        02/12/2009        274,767
      36,928  MISSISSIPPI STATE GO+/-ss                                                     5.00        11/01/2028         36,928
     257,637  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $257,643)                       0.27        02/02/2009        257,637
      17,176  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.75        01/01/2018         17,176
     274,813  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40        02/02/2009        274,807
     291,989  PARK AVENUE RECEIVABLES CORPORATION++                                         0.35        02/02/2009        291,983
      68,703  RANGER FUNDING CORPORATION++                                                  0.35        02/02/2009         68,702
     171,758  RBS CITIZENS (GRAND CAYMAN)                                                   0.31        02/05/2009        171,758
     276,067  REGENCY MARKETS #1 LLC++                                                      0.35        02/09/2009        276,043

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    171,758  ROMULUS FUNDING CORPORATION++                                                 0.80%       02/26/2009   $    171,659
      85,879  ROMULUS FUNDING CORPORATION++                                                 0.85        02/25/2009         85,828
     265,169  SALISBURY RECEIVABLES COMPANY++                                               0.30        02/03/2009        265,162
     171,758  SOCIETE GENERALE NORTH AMERICA INCORPORATED                                   0.35        02/10/2009        171,741
      68,703  STARBIRD FUNDING CORPORATION++                                                0.40        02/02/2009         68,702
      85,879  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                          0.37        02/12/2009         85,869
     266,225  THUNDER BAY FUNDING INCORPORATED++                                            0.40        02/09/2009        266,199
     272,666  TICONDEROGA MASTER FUNDING LIMITED++                                          0.30        02/06/2009        272,652
     188,934  TULIP FUNDING CORPORATION++                                                   0.40        02/05/2009        188,924
      42,940  TULIP FUNDING CORPORATION++                                                   0.42        02/10/2009         42,935
      44,709  TULIP FUNDING CORPORATION++                                                   0.60        02/09/2009         44,702
     300,577  UNICREDITO ITALIANO NY                                                        0.57        03/03/2009        300,579
     312,340  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.38        07/28/2008        159,294
     181,381  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.41        08/07/2008         92,504
     222,390  VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.18        04/03/2008        113,419
     360,994  VICTORIA FINANCE LLC+++/-####(a)(i)                                           1.19        02/15/2008        184,107
     338,623  WHITE PINE FINANCE LLC+++/-####(a)(i)                                         1.14        02/22/2008        299,647
     120,231  YORKTOWN CAPITAL LLC++                                                        0.35        02/03/2009        120,229
                                                                                                                       12,747,637
                                                                                                                     ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,595,588)                                                             15,907,989
                                                                                                                     ------------
   SHARES
------------
SHORT-TERM INVESTMENTS: 7.25%
  16,969,152  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             16,969,152
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,969,152)                                                                        16,969,152
                                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $407,490,392)*                                                           106.56%                               $249,321,814
OTHER ASSETS AND LIABILITIES, NET                                               (6.56)                                (15,353,987)
                                                                               ------                                ------------
TOTAL NET ASSETS                                                               100.00%                               $233,967,827
                                                                               ------                                ------------

+       NON-INCOME EARNING SECURITIES.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(a)(2) AND 2(a)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-     VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $16,969,152.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

  SHARES      SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 98.24%
AMUSEMENT & RECREATION SERVICES: 0.46%
    345,710   CENTURY CASINOS INCORPORATED+                                                                          $      570,422
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 0.41%
    255,655   DELIA*S INCORPORATED+                                                                                         508,753
                                                                                                                     --------------
BIOPHARMACEUTICALS: 0.64%
  2,810,655    ENCORIUM GROUP INCORPORATED+**                                                                               786,983
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.48%
     39,155   CAVCO INDUSTRIES INCORPORATED+                                                                                958,514
    246,282   PALM HARBOR HOMES INCORPORATED+                                                                               871,838
                                                                                                                          1,830,352
                                                                                                                     --------------
BUSINESS SERVICES: 11.21%
  1,333,610   3COM CORPORATION+                                                                                           3,107,311
     79,955   ABM INDUSTRIES INCORPORATED                                                                                 1,187,332
     90,875   CLARUS CORPORATION+                                                                                           381,675
     60,035   HEALTHCARE SERVICES GROUP                                                                                     919,736
     43,910   HENRY JACK & ASSOCIATES INCORPORATED                                                                          781,598
    745,010   HILL INTERNATIONAL INCORPORATED+                                                                            4,097,555
     62,930   IMS HEALTH INCORPORATED                                                                                       913,744
    425,487   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                     2,467,825
                                                                                                                         13,856,776
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 1.56%
     36,280   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             1,038,334
    308,827   ORASURE TECHNOLOGIES INCORPORATED+                                                                            889,422
                                                                                                                          1,927,756
                                                                                                                     --------------
COMMUNICATIONS: 1.74%
    273,465   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                       273,465
    365,910   CINCINNATI BELL INCORPORATED+                                                                                 508,615
    511,514   CITADEL BROADCASTING CORPORATION+                                                                              92,073
  1,139,085   SANDVINE CORPORATION+                                                                                         655,316
     29,125   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                     625,314
                                                                                                                          2,154,783
                                                                                                                     --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.47%
  1,056,705   CHAMPION ENTERPRISES INCORPORATED+                                                                            486,084
     59,500   U.S. HOME SYSTEMS INCORPORATED+                                                                                95,795
                                                                                                                            581,879
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 1.85%
    107,669   FIRST SECURITY GROUP INCORPORATED                                                                             470,514
      8,950   IBERIABANK CORPORATION#                                                                                       379,391
      8,420   M&T BANK CORPORATION                                                                                          327,622
    104,045   PACIFIC PREMIER BANCORP INCORPORATED+                                                                         374,562
     53,315   WESTERN UNION COMPANY                                                                                         728,283
                                                                                                                          2,280,372
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.85%
    128,455   EL PASO CORPORATION#                                                                                        1,050,762
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

  SHARES      SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.99%
    139,790   EMCORE CORPORATION+                                                                                    $      184,523
    475,154   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                      213,819
    198,920   GLOBECOMM SYSTEMS INCORPORATED+                                                                             1,020,460
     96,614   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                  798,998
    444,315   MICRON TECHNOLOGY INCORPORATED+                                                                             1,652,852
  1,576,500   MRV COMMUNICATIONS INCORPORATED+                                                                              804,015
    103,495   OSI SYSTEMS INCORPORATED+                                                                                   1,514,132
    590,005   POWER-ONE INCORPORATED+                                                                                       601,805
    165,198   RICHARDSON ELECTRONICS LIMITED                                                                                616,189
                                                                                                                          7,406,793
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.84%
    216,152   SYMYX TECHNOLOGIES INCORPORATED+                                                                            1,037,530
                                                                                                                     --------------
FINANCIAL SERVICES: 1.02%
     60,595   KBW REGIONAL BANKING ETF                                                                                    1,256,740
                                                                                                                     --------------
HEALTH SERVICES: 1.45%
     16,885   BIO-REFERENCE LABORATORIES INCORPORATED+                                                                      411,994
    173,205   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      1,297,305
      5,130   ENSIGN GROUP INCORPORATED                                                                                      84,440
                                                                                                                          1,793,739
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 13.89%
    450,843   ANNALY CAPITAL MANAGEMENT INCORPORATED#                                                                     6,825,763
    370,935   ANWORTH MORTGAGE ASSET CORPORATION                                                                          2,299,797
    273,815   CAPSTEAD MORTGAGE CORPORATION                                                                               2,921,606
    129,676   HILLTOP HOLDINGS INCORPORATED+                                                                              1,296,760
    670,470   ORIGEN FINANCIAL INCORPORATED                                                                                 469,329
    263,680   PRIMORIS SERVICES CORPORATION+                                                                              1,212,928
     87,745   SUN COMMUNITIES INCORPORATED                                                                                1,052,940
    168,845   UMH PROPERTIES INCORPORATED                                                                                 1,080,608
                                                                                                                         17,159,731
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.72%
    224,580   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                  855,650
    222,985   CRAY INCORPORATED+                                                                                            428,132
    183,645   INTERMEC INCORPORATED+                                                                                      2,280,871
     43,545   LEXMARK INTERNATIONAL INCORPORATED+                                                                         1,031,146
                                                                                                                          4,595,799
                                                                                                                     --------------
INSURANCE CARRIERS: 1.20%
     38,135   MERCURY GENERAL CORPORATION                                                                                 1,477,350
                                                                                                                     --------------
JUSTICE, PUBLIC ORDER & SAFETY: 2.31%
    193,142   GEO GROUP INCORPORATED+                                                                                     2,858,502
                                                                                                                     --------------
LEATHER & LEATHER PRODUCTS: 0.07%
    219,184   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                            87,674
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.24%
    632,353   ALLIED HEALTHCARE PRODUCTS INCORPORATED+**                                                                  2,712,794
     10,420   HAEMONETICS CORPORATION+                                                                                      616,343
    445,515   LTX-CREDENCE CORPORATION+                                                                                     129,199

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

  SHARES      SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
     33,930   ZOLL MEDICAL CORPORATION+                                                                              $      543,219
                                                                                                                          4,001,555
                                                                                                                     --------------
METAL MINING: 16.01%
     31,250   AGNICO-EAGLE MINES LIMITED                                                                                  1,657,500
    371,490   APEX SILVER MINES LIMITED+(a)(i)                                                                              263,758
     60,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+#                                                       1,508,400
    167,020   GOLDCORP INCORPORATED                                                                                       4,938,781
     61,330   NEWMONT MINING CORPORATION#                                                                                 2,439,707
    521,390   PETAQUILLA MINERALS LIMITED+                                                                                  179,880
    185,820   RANDGOLD RESOURCES LIMITED ADR                                                                              8,261,557
     67,220   YAMANA GOLD INCORPORATED                                                                                      541,793
                                                                                                                         19,791,376
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.68%
    436,775   ACCO BRANDS CORPORATION+                                                                                      838,608
                                                                                                                     --------------
MOTION PICTURES: 0.99%
     42,230   DISCOVERY COMMUNICATIONS INCORPORATED+                                                                        612,335
     42,145   DISCOVERY HOLDING COMPANY+                                                                                    606,045
                                                                                                                          1,218,380
                                                                                                                     --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.31%
       134,655 YRC WORLDWIDE INCORPORATED+                                                                                  387,806
                                                                                                                     --------------
OIL & GAS EXTRACTION: 15.61%
     80,155   CANADIAN NATURAL RESOURCES LIMITED#                                                                         2,849,510
    321,530   ENERGY XXI BERMUDA LIMITED                                                                                    225,071
    484,920   GLOBAL INDUSTRIES LIMITED+                                                                                  1,672,974
    138,470   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                    713,121
     42,950   HELMERICH & PAYNE INCORPORATED                                                                                964,657
     92,930   HERCULES OFFSHORE INCORPORATED+                                                                               345,700
    219,515   KEY ENERGY SERVICES INCORPORATED+                                                                             748,546
    270,377   MCMORAN EXPLORATION COMPANY+                                                                                1,808,822
     31,285   NEWFIELD EXPLORATION COMPANY+                                                                                 600,359
    536,420   NEWPARK RESOURCES INCORPORATED+                                                                             2,258,328
     35,685   PENN WEST ENERGY TRUST                                                                                        403,241
     46,490   PETROQUEST ENERGY INCORPORATED+                                                                               294,282
     35,345   PIONEER NATURAL RESOURCES COMPANY                                                                             517,451
     33,575   PRIDE INTERNATIONAL INCORPORATED+                                                                             541,229
     61,912   RANGE RESOURCES CORPORATION                                                                                 2,218,926
     80,335   SANDRIDGE ENERGY INCORPORATED+                                                                                535,031
    312,930   TRILOGY ENERGY TRUST                                                                                        1,349,969
    127,120   WILLBROS GROUP INCORPORATED+                                                                                1,238,149
                                                                                                                         19,285,366
                                                                                                                     --------------
OIL FIELD SERVICES: 0.33%
     66,180   TRICO MARINE SERVICES INCORPORATED+                                                                           411,640
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.97%
    190,575   INTEROIL CORPORATION+                                                                                       3,268,361
     32,780   MARATHON OIL CORPORATION                                                                                      892,599
     29,835   WD-40 COMPANY                                                                                                 747,963
                                                                                                                          4,908,923
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

  SHARES      SECURITY NAME                                                                                               VALUE
-----------   -----------------------------------------------------------------------                                --------------
PRIMARY METAL INDUSTRIES: 0.06%
     10,000   ALCOA INCORPORATED#                                                                                    $       77,900
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.23%
    854,595   R.H. DONNELLEY CORPORATION+                                                                                   282,016
                                                                                                                     --------------
REAL ESTATE: 1.95%
    168,800   CHIMERA INVESTMENT CORPORATION                                                                                557,040
     75,090   HATTERAS FINANCIAL CORPORATION                                                                              1,856,225
                                                                                                                          2,413,265
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.39%
    694,016   INTERTAPE POLYMER GROUP INCORPORATED+                                                                         478,871
                                                                                                                     --------------
SOCIAL SERVICES: 0.57%
     53,685   ABB LIMITED ADR                                                                                               700,589
                                                                                                                     --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.77%
    261,070   GENTEX CORPORATION                                                                                          2,190,377
                                                                                                                     --------------
THEATERS & ENTERTAINMENT: 0.85%
    104,305   REGAL ENTERTAINMENT GROUP CLASS A                                                                           1,047,222
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 0.07%
  1,084,631   FLEETWOOD ENTERPRISES INCORPORATED+                                                                            87,855
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 0.05%
    132,084   PATRICK INDUSTRIES INCORPORATED+                                                                               60,756
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $212,328,389)                                                                                 121,405,201
                                                                                                                     --------------
                                                                                                       EXPIRATION
                                                                                                          DATE
                                                                                                      -------------
WARRANTS: 0.25%
    308,135   PRIMORIS SERVICES CORPORATION WARRANT+                                                    10/22/2010          308,135
TOTAL WARRANTS (COST $794,076)                                                                                              308,135
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 1.98%
  2,447,750   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                2,447,750
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,447,750)                                                                            2,447,750
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $215,570,215)*                                                           100.47%                               $  124,161,086
OTHER ASSETS AND LIABILITIES, NET                                               (0.47)                                     (576,114)
                                                                              -------                                --------------
TOTAL NET ASSETS                                                               100.00%                               $  123,584,972
                                                                              -------                                --------------

+    NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(a)(2) AND 2(a)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,447,750.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

SMALL/MID CAP VALUE FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                                                                        EXPIRATION
CONTRACTS                                                                               STRIKE PRICE       DATE           VALUE
-----------                                                                            -------------  -------------  --------------
WRITTEN OPTIONS: (0.22%)
       (150)  ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                                 $15.00       04/18/2009   $      (22,500)
        (50)  CANADIAN NATURAL RESOURCES LIMITED CALL                                      $35.00       02/21/2009          (12,500)
       (100)  CANADIAN NATURAL RESOURCES LIMITED CALL                                      $40.00       03/21/2009          (21,000)
       (100)  CANADIAN NATURAL RESOURCES LIMITED CALL                                      $35.00       03/21/2009          (42,800)
       (100)  EL PASO CORPORATION CALL                                                     $ 9.00       04/18/2009           (6,000)
       (250)  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CALL                             $25.00       02/21/2009          (51,250)
       (250)  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CALL                             $22.50       02/21/2009          (90,000)
        (60)  IBERIABANK CORPORATION CALL+                                                 $40.00       02/21/2009           (9,000)
        (29)  IBERIABANK CORPORATION CALL+                                                 $45.00       02/21/2009           (2,030)
       (200)  NEWMONT MINING CORPORATION CALL                                              $50.00       03/21/2009          (16,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(391,351))                                                                       (273,080)
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Small and Mid Cap Stock Funds

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

     Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          - Level 1 - quoted prices in active markets for identical investments

          - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' investments in securities:

                                                                        TOTAL FAIR VALUE AS
FUND                            LEVEL 1       LEVEL 2       LEVEL 3         OF 01/31/09
----                         ------------   -----------   -----------   -------------------
Discovery Fund               $264,013,425   $40,200,189   $ 4,146,819      $ 308,360,433
Enterprise Fund               206,359,262    37,409,711     3,858,972        247,627,945
Mid Cap Disciplined Fund      538,472,879    62,159,417     6,412,012        607,044,308
Opportunity Fund              860,138,041    76,549,669    11,815,057        948,502,767
Small Cap Disciplined Fund    236,574,177    11,555,625     1,192,012        249,321,814
Small/Mid Cap Value Fund      123,589,196       308,132       263,758        124,161,086

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' investments in other financial instruments:*

                                                            TOTAL UNREALIZED
                                                              APPRECIATION
FUND                         LEVEL 1    LEVEL 2   LEVEL 3    (DEPRECIATION)
----                         -------   --------   -------   ----------------
Small/Mid Cap Value Fund        $0     $118,271      $0         $118,271

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                         Mid Cap                  Small Cap
                                                                       Disciplined  Opportunity  Disciplined  Small/Mid Cap
                                      Discovery Fund  Enterprise Fund      Fund         Fund         Fund      Value Fund
                                      --------------  ---------------  -----------  -----------  -----------  -------------
Balance as of 10/31/2008                $ 6,537,358     $4,433,712     $5,479,286   $19,962,029  $ 3,921,211     $      0
   Accrued discounts (premiums)                   0              0              0             0            0            0
   Realized gain (loss)                           0              0              0             0            0            0
   Change in unrealized appreciation
      (depreciation)                       (518,959)      (397,452)      (654,494)   (2,364,309)    (157,808)           0
   Net purchases (sales)                 (1,871,580)      (177,288)     1,587,220    (5,782,663)  (2,571,391)           0
   Net transfer in (out) of Level 3               0              0              0             0            0      263,758
Balance as of 01/31/2009                $ 4,146,819     $3,858,972     $6,412,012   $11,815,057  $ 1,192,012     $263,758

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities still held as of January 31, 2009:

                                                                             Mid Cap                  Small Cap
                                                                           Disciplined  Opportunity  Disciplined  Small/Mid Cap
                                          Discovery Fund  Enterprise Fund     Fund          Fund         Fund       Value Fund
                                          --------------  ---------------  -----------  -----------  -----------  -------------
Change in unrealized appreciation
   (depreciation) relating to securities
   held at the end of reporting period      $(518,959)       $(397,452)     $(654,494)  $(2,364,309)  $(157,808)        $0

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 20, 2009


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 20, 2009


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Wells Fargo Funds Trust


                                           By: /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

Date: March 20, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           Wells Fargo Funds Trust


                                           By: /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President


                                           By: /s/ Stephen W. Leonhardt

                                               Stephen W. Leonhardt
                                               Treasurer

Date: March 20, 2009